NATIONWIDE VL

SEPARATE

ACCOUNT-G

Annual Report

To

Policyholders

December 31, 2022

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

KPMG LLP
Suite 500 191 West Nationwide Blvd.
Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Nationwide Life and Annuity Insurance Company and

Contract Owners of Nationwide VL Separate Account-G:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide VL Separate Account-G (the Separate Account), as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 8 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix, the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 8, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2022, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/     KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 3, 2023

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

AMERICAN CENTURY INVESTMENTS

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - New World Fund: Class 2 (AMVNW2)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class I (BRVGA1)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

CREDIT SUISSE ASSET MANAGEMENT

DELAWARE FUNDS BY MACQUARIE

Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS) (1)

DIMENSIONAL FUND ADVISORS INC.

DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio (DFVGB)

DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)

DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class (DFVIPS)

DFA Investment Dimensions Group Inc. - VA International Small Portfolio (DFVIS)

DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)

DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio (DFVSTF)

DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio (DFVULV)

DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio (DFVUTV)

DWS INVESTMENT MANAGEMENT AMERICAS, INC.

Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A (DSGIBA)

Deutsche DWS Variable Series I - DWS Capital Growth VIP: Class A (DSVCGA)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 1 (FTVFA1)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

GUGGENHEIM INVESTMENTS

Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS) (1)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares (AVMCCI)

Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)

Invesco - Invesco V.I. Global Fund: Series I (OVGS)

Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)

Ivy Variable Insurance Portfolios - Delaware Ivy Corporate Bond: Class II (WRBDP)

Ivy Variable Insurance Portfolios - Delaware Ivy Balanced: Class II (WRBP)

Ivy Variable Insurance Portfolios - Delaware Ivy Core Equity: Class II (WRCEP)

Ivy Variable Insurance Portfolios - Delaware VIP Global Value Equity: Class II (WRDIV) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II (WRENG)

Ivy Variable Insurance Portfolios - Delaware Ivy Natural Resources: Class II (WRGNR)

Ivy Variable Insurance Portfolios - Delaware Ivy Growth: Class II (WRGP)

Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II (WRHIP)

Ivy Variable Insurance Portfolios - Delaware Ivy International Core Equity: Class II (WRI2P)

Ivy Variable Insurance Portfolios - Delaware Ivy Global Growth: Class II (WRIP)

Ivy Variable Insurance Portfolios - Delaware Ivy Limited-Term Bond: Class II (WRLTBP)

Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Aggressive: Class II (WRPAP)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Conservative: Class II (WRPCP)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive: Class II (WRPMAP)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive - Managed Volatility: Class II (WRPMAV)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Conservative: Class II (WRPMCP)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Conservative - Managed Volatility: Class II (WRPMCV)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderate - Managed Volatility: Class II (WRPMMV)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderate: Class II (WRPMP)

Ivy Variable Insurance Portfolios - Delaware VIP Real Estate Securities: Class II (WRRESP) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Small Cap Growth: Class II (WRSCP)

Ivy Variable Insurance Portfolios - Delaware Ivy Smid Cap Core: Class II (WRSCV) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II (WRSTP)

Ivy Variable Insurance Portfolios - Delaware Ivy Value: Class II (WRVP)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

M FUNDS

M Fund, Inc. - M International Equity Fund (MFBIE)

M Fund, Inc. - M Large Cap Value Fund (MFBOV)

M Fund, Inc. - M Capital Appreciation Fund (MFFCA)

M Fund, Inc. - M Large Cap Growth Fund (MFTCG)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Initial Class (MNDIC)

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)

MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Initial Class (MVIVIC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MFS(R) Variable Insurance Trust - MFS Utilities Series: Initial Class (MVUIC)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y (DTRTFY)

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I (IDPG)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I (IDPGI)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I (NCPG)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I (NCPGI)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class Y (NJMMAY)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class P (NVDBLP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class P (NVDMAP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class P (NVDMCP)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class P (NVIDAP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class P (NVIDCP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I (NVMIG1) (1)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class II (NVNSR2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I (NVSTB1)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V (SAM5)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)

NORTHERN LIGHTS

Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)

Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)

Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IA (PVEIIA)

Putnam Variable Trust - Putnam VT International Value Fund: Class IA (PVIVIA)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio (TRHSP)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA) (1)

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, and the related statements of operations and changes in contract owners’ equity for the period from January 4, 2022 (inception) to December 31, 2022.

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, and the related statements of operations and changes in contract owners’ equity for the period from January 5, 2022 (inception) to December 31, 2022.

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, and the related statements of operations and changes in contract owners’ equity for the period from January 26, 2022 (inception) to December 31, 2022.

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

GUGGENHEIM INVESTMENTS

Rydex Variable Trust - Technology Fund (RTEC)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class Y (SAMY)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, and the related statements of operations and changes in contract owners’ equity for the period from February 3, 2022 (inception) to December 31, 2022.

ALGER AMERICAN FUNDS

Alger Capital Appreciation Portfolio - Class I2 Shares (ALCAI2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, and the related statements of operations and changes in contract owners’ equity for the period from March 9, 2022 (inception) to December 31, 2022.

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II (SBVSG2) (1)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund-Total International Stock Market Index Portfolio (VVTISI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, and the related statements of operations and changes in contract owners’ equity for the period from March 11, 2022 (inception) to December 31, 2022.

BLACKROCK FUNDS

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y (DTRTFY)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class Y (GVEXD)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y (MCIFD)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares (JMCVIN)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)

Vanguard Variable Insurance Fund - Growth Portfolio (VVG)

Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM) (1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, and the related statements of operations and changes in contract owners’ equity for the period from April 22, 2022 (inception) to December 31, 2022.

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, and the related statements of operations and changes in contract owners’ equity for the period from April 27, 2022 (inception) to December 31, 2022.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, and the related statements of operations and changes in contract owners’ equity for the period from May 10, 2022 (inception) to December 31, 2022.

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, and the related statements of operations and changes in contract owners’ equity for the period from May 16, 2022 (inception) to December 31, 2022.

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2) (1)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, and the related statements of operations and changes in contract owners’ equity for the period from June 1, 2022 (inception) to December 31, 2022.

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

Vanguard Variable Insurance Fund - Real Estate Index Portfolio (VVREI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, and the related statements of operations and changes in contract owners’ equity for the period from June 7, 2022 (inception) to December 31, 2022.

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)

PIMCO FUNDS

PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, and the related statements of operations and changes in contract owners’ equity for the period from June 15, 2022 (inception) to December 31, 2022.

GUGGENHEIM INVESTMENTS

Rydex Variable Trust - Internet Fund (RINF)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, and the related statements of operations and changes in contract owners’ equity for the period from July 22, 2022 (inception) to December 31, 2022.

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, and the related statements of operations and changes in contract owners’ equity for the period from July 28, 2022 (inception) to December 31, 2022.

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Balanced Portfolio (VVB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, and the related statements of operations and changes in contract owners’ equity for the period from August 31, 2022 (inception) to December 31, 2022.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y (NVSIXD)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, and the related statements of operations and changes in contract owners’ equity for the period from September 14, 2022 (inception) to December 31, 2022.

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Equity Index Portfolio (VVEIX)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, and the related statements of operations and changes in contract owners’ equity for the period from September 22, 2022 (inception) to December 31, 2022.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y (GVIXY)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, and the related statements of operations and changes in contract owners’ equity for the period from October 11, 2022 (inception) to December 31, 2022.

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - International Portfolio (VVI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, and the related statements of operations and changes in contract owners’ equity for the period from October 12, 2022 (inception) to December 31, 2022.

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I (LVCLGI)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Capital Growth Portfolio (VVCG)

Vanguard Variable Insurance Fund - Diversified Value Portfolio (VVDV)

Vanguard Variable Insurance Fund-Global Bond Index Portfolio (VVGBI)

Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, and the related statements of operations and changes in contract owners’ equity for the period from October 13, 2022 (inception) to December 31, 2022.

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class Y (NVGEY)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, and the related statements of operations and changes in contract owners’ equity for the period from October 20, 2022 (inception) to December 31, 2022.

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Growth-Income Fund: Class 4 (AMVGI4)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)

INVESCO INVESTMENTS

Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares (IVDDI)

AMUNDI US

Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II (PIVMV2)

PIMCO FUNDS

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, and the related statements of operations and changes in contract owners’ equity for the period from October 26, 2022 (inception) to December 31, 2022.

DIMENSIONAL FUND ADVISORS INC.

DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class (DFVEA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, and the related statements of operations and changes in contract owners’ equity for the period from November 7, 2022 (inception) to December 31, 2022.

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, and the related statements of operations and changes in contract owners’ equity for the period from November 28, 2022 (inception) to December 31, 2022.

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - The Bond Fund of America: Class 4 (AMVBD4)

American Funds Insurance Series(R) - Growth Fund: Class 4 (AMVGR4)

American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, and the related statements of operations and changes in contract owners’ equity for the period from December 12, 2022 (inception) to December 31, 2022.

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC (LOVBD)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, and the related statements of operations and changes in contract owners’ equity for the period from December 13, 2022 (inception) to December 31, 2022.

FIRST EAGLE

First Eagle Variable Funds - Overseas Variable Fund (FEOVF)

GUGGENHEIM INVESTMENTS

Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) (SBLQ)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, and the related statements of operations and changes in contract owners’ equity for the period from December 21, 2022 (inception) to December 31, 2022.

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares (JABIN)

Statement of operations for the period from January 1, 2022 to April 27, 2022 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2022 to April 27, 2022 (liquidation) and the year ended December 31, 2021.

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Delaware Ivy Global Bond: Class II (WRGBP)

Ivy Variable Insurance Portfolios - Delaware Ivy Government Money Market: Class II (WRMMP)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2022

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
ALVDAA	12,518	$140,598	$99,393	$35	$99,428	$-	$99,428
ALVIVB	14,952	189,148	192,880	-	192,880	2	192,878
ALVSVA	264,894	4,838,857	4,402,533	363	4,402,896	-	4,402,896
ALCAI2	4	297	204	1	205	-	205
WFVSCG	196,960	2,136,388	1,487,049	516	1,487,565	-	1,487,565
ACVIP1	1,139,393	11,897,242	10,710,290	1,537	10,711,827	-	10,711,827
ACVIP2	50,533	546,155	473,490	-	473,490	9	473,481
ACVMV1	181,219	3,709,494	3,832,780	710	3,833,490	-	3,833,490
AMVBC4	50,209	623,373	619,579	40	619,619	-	619,619
AMVBD4	118	1,101	1,087	-	1,087	2	1,085
AMVGI4	396	18,235	19,309	-	19,309	4	19,305
AMVGR4	15	1,090	1,071	-	1,071	-	1,071
AMVI4	72	1,098	1,084	2	1,086	-	1,086
AMVNW2	141,791	3,611,902	3,122,233	-	3,122,233	45	3,122,188
AMVNW4	590	12,605	12,875	1	12,876	-	12,876
PIVMV2	873	9,031	9,877	3	9,880	-	9,880
BRVGA1	874,208	14,653,590	12,912,047	1,942	12,913,989	-	12,913,989
BRVHY3	820	5,786	5,292	27	5,319	-	5,319
BRVHYI	695,086	5,065,226	4,483,302	22,652	4,505,954	-	4,505,954
BRVTR3	592	6,265	5,880	12	5,892	-	5,892
MLVGA2	95,696	1,620,180	1,404,823	9	1,404,832	-	1,404,832
DSIF	328,919	16,724,944	19,014,819	3,619	19,018,438	-	19,018,438
DVSCS	290,660	5,078,684	5,016,792	833	5,017,625	-	5,017,625
CLVGT2	17	409	291	1	292	-	292
DWVSVS	57,182	1,952,769	2,105,431	106	2,105,537	-	2,105,537
DFVEA	10,798	134,037	133,033	3	133,036	-	133,036
DFVGB	2,194,641	23,069,983	21,112,450	2,879	21,115,329	-	21,115,329
DFVGMI	323,589	4,569,154	4,413,752	197	4,413,949	-	4,413,949
DFVIPS	558,959	5,974,175	5,064,169	453	5,064,622	-	5,064,622
DFVIS	2,681,280	32,172,579	28,823,757	3,601	28,827,358	-	28,827,358
DFVIV	2,699,792	31,505,828	33,045,451	3,127	33,048,578	-	33,048,578
DFVSTF	1,940,725	19,824,975	19,271,400	2,685	19,274,085	-	19,274,085
DFVULV	1,352,425	34,850,314	41,154,289	3,312	41,157,601	-	41,157,601
DFVUTV	1,488,387	27,467,061	30,571,475	2,583	30,574,058	-	30,574,058
DSGIBA	307,843	7,129,654	6,224,576	262	6,224,838	-	6,224,838
DSVCGA	119,546	4,418,990	3,416,617	-	3,416,617	-	3,416,617
FQB	59,916	655,840	587,781	111	587,892	-	587,892
FC2	253	9,452	9,255	-	9,255	-	9,255
FCS	314,189	14,680,692	11,822,950	707	11,823,657	-	11,823,657
FEIS	485,471	11,004,519	11,350,321	2,266	11,352,587	-	11,352,587
FEMS	676,074	8,350,599	6,686,369	239	6,686,608	-	6,686,608
FF10S	127,688	1,663,878	1,473,515	24	1,473,539	-	1,473,539
FF20S	286,478	3,866,872	3,297,362	-	3,297,362	253	3,297,109
FF30S	695,390	9,729,592	9,512,935	890	9,513,825	-	9,513,825
FG2	1	65	53	-	53	1	52
FGS	691,454	60,876,010	49,079,390	2,953	49,082,343	-	49,082,343
FIGBP2	3,234	33,439	33,863	1	33,864	-	33,864
FIGBS	604,028	7,815,124	6,432,893	1,272	6,434,165	-	6,434,165
FMC2	122	3,905	3,794	1	3,795	-	3,795
FMCS	298,391	10,419,587	9,623,096	2,200	9,625,296	-	9,625,296
FNRS2	491,622	6,849,285	12,305,310	854	12,306,164	-	12,306,164
FOS	273,469	6,440,912	5,901,461	495	5,901,956	-	5,901,956
FRESS	254,507	4,767,276	4,189,189	458	4,189,647	-	4,189,647

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2022

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
FVSS	739	10,044	10,585	14	10,599	-	10,599
FVSS2	14,053	209,849	204,329	14	204,343	-	204,343
FEOVF	47	1,036	1,036	1	1,037	-	1,037
FTVDM2	41,152	360,855	306,993	1	306,994	-	306,994
FTVFA1	99,113	548,468	442,042	200	442,242	-	442,242
FTVFA2	288,438	1,722,293	1,272,010	9	1,272,019	-	1,272,019
FTVGB1	314,111	5,051,770	4,130,555	606	4,131,161	-	4,131,161
FTVGI2	63,921	1,028,098	797,728	-	797,728	3	797,725
FTVIS1	276,887	4,426,532	4,261,293	775	4,262,068	-	4,262,068
FTVIS2	40,939	624,819	603,038	-	603,038	19	603,019
FTVSVI	218,680	3,326,418	2,912,812	2,445	2,915,257	-	2,915,257
TIF2	35,265	487,182	429,172	33	429,205	-	429,205
GVGMNS	11,048	134,853	110,369	105	110,474	-	110,474
GVMSAS	61,641	575,423	543,058	25	543,083	-	543,083
RINF	201	13,342	11,583	-	11,583	2	11,581
RTEC	1	110	76	-	76	1	75
RVARS	45,133	1,146,844	1,152,255	198	1,152,453	-	1,152,453
SBLQ	12	518	518	4	522	-	522
ACEG	2,334	171,276	99,995	12	100,007	-	100,007
AVMCCI	33,988	364,383	291,621	49	291,670	-	291,670
IVBRA1	1,402,828	14,199,033	11,419,024	2	11,419,026	-	11,419,026
IVDDI	782	20,864	19,541	-	19,541	5	19,536
OVAG	9,448	859,041	524,455	110	524,565	-	524,565
OVGS	172,351	7,164,940	5,360,124	2,362	5,362,486	-	5,362,486
OVIG	4,067,083	9,180,064	6,832,699	1,586	6,834,285	-	6,834,285
OVSB	94,716	462,970	373,181	48	373,229	-	373,229
OVSC	186,538	4,944,417	4,305,298	265	4,305,563	-	4,305,563
WRASP	1,290,993	11,597,416	10,134,294	2,444	10,136,738	-	10,136,738
WRBDP	198,083	1,058,719	889,395	376	889,771	-	889,771
WRBP	174,328	1,125,217	817,598	195	817,793	-	817,793
WRCEP	122,863	1,426,283	1,412,920	445	1,413,365	-	1,413,365
WRDIV	185,273	1,074,178	817,052	299	817,351	-	817,351
WRENG	79,886	233,534	405,022	132	405,154	-	405,154
WRGNR	143,057	523,897	682,381	274	682,655	-	682,655
WRGP	204,550	2,077,305	1,630,260	474	1,630,734	-	1,630,734
WRHIP	1,246,838	4,183,029	3,516,083	597	3,516,680	-	3,516,680
WRI2P	49,463	783,202	701,878	321	702,199	-	702,199
WRIP	249,872	889,941	832,073	281	832,354	-	832,354
WRLTBP	69,237	332,881	317,108	134	317,242	-	317,242
WRMCG	280,177	4,309,594	2,653,281	602	2,653,883	-	2,653,883
WRPAP	385,062	1,757,218	1,567,202	338	1,567,540	-	1,567,540
WRPCP	85,078	415,888	359,029	136	359,165	-	359,165
WRPMAP	2,044,525	10,175,617	8,484,780	5,099	8,489,879	-	8,489,879
WRPMAV	88,186	455,820	418,884	-	418,884	8	418,876
WRPMCP	151,751	732,420	634,319	2,286	636,605	-	636,605
WRPMCV	209	919	707	5	712	-	712
WRPMMV	68,470	353,826	296,477	2	296,479	-	296,479
WRPMP	1,323,375	6,472,261	5,425,836	1,622	5,427,458	-	5,427,458
WRRESP	42,586	297,037	268,290	96	268,386	-	268,386
WRSCP	192,682	1,628,789	1,163,801	332	1,164,133	-	1,164,133
WRSCV	31,861	411,038	354,927	110	355,037	-	355,037
WRSTP	123,142	3,139,230	2,148,825	460	2,149,285	-	2,149,285
WRVP	106,046	637,060	589,616	97	589,713	-	589,713

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2022

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
JABIN	54	2,196	2,174	4	2,178	-	2,178
JACAS	124,845	4,794,114	3,802,790	905	3,803,695	-	3,803,695
JAEI	80,731	6,421,650	5,617,255	331	5,617,586	-	5,617,586
JAGTS	3,048,018	43,326,199	31,729,865	6,380	31,736,245	-	31,736,245
JAIGS	74,139	2,162,728	2,725,345	1,257	2,726,602	-	2,726,602
JAMGS	126,556	9,401,764	7,945,177	1,899	7,947,076	-	7,947,076
JMCVIN	229	4,175	3,751	-	3,751	1	3,750
LVCLGI	53	1,450	1,427	-	1,427	3	1,424
SBVSG2	9	220	199	-	199	1	198
LOVBD	1	8	7	2	9	-	9
LOVTRC	593,573	9,661,007	8,280,344	1,279	8,281,623	-	8,281,623
MFBIE	187,890	2,347,210	2,265,951	321	2,266,272	-	2,266,272
MFBOV	239,275	3,212,877	3,385,735	360	3,386,095	-	3,386,095
MFFCA	189,741	4,817,016	4,011,123	258	4,011,381	-	4,011,381
MFTCG	202,424	5,979,537	4,694,222	352	4,694,574	-	4,694,574
MNDIC	408,938	7,732,917	4,625,084	217	4,625,301	-	4,625,301
MV2IGI	823	16,033	15,867	3	15,870	-	15,870
MV3MVI	204,375	2,077,289	1,878,209	45	1,878,254	-	1,878,254
MVFIC	940,031	19,102,983	20,257,665	394	20,258,059	-	20,258,059
MVIGIC	270,611	4,220,918	3,612,657	86	3,612,743	-	3,612,743
MVIVIC	393,188	10,736,785	10,710,433	869	10,711,302	-	10,711,302
MVIVSC	1,982	42,348	53,008	3	53,011	-	53,011
MVUIC	22,647	814,434	822,543	1	822,544	-	822,544
MSVFI	14,526	156,861	122,742	131	122,873	-	122,873
DTRTFB	87,746	869,918	730,046	65	730,111	-	730,111
EIF	203,133	3,963,182	3,924,521	283	3,924,804	-	3,924,804
GBF	247,811	2,701,251	2,304,642	1,130	2,305,772	-	2,305,772
GEM	1,369,742	16,074,571	14,026,159	1,980	14,028,139	-	14,028,139
GIG	93,202	1,020,775	846,270	161	846,431	-	846,431
GVAAA2	2,423,694	61,982,476	60,398,459	2,157	60,400,616	-	60,400,616
GVABD2	95,867	1,136,622	1,000,851	235	1,001,086	-	1,001,086
GVAGG2	208,122	6,766,266	6,647,412	670	6,648,082	-	6,648,082
GVAGI2	65,438	3,619,175	3,598,434	993	3,599,427	-	3,599,427
GVAGR2	100,012	9,340,897	8,806,045	1,384	8,807,429	-	8,807,429
GVDMA	1,072,133	11,562,435	8,362,639	-	8,362,639	1,083	8,361,556
GVDMC	58,694	622,513	485,398	1	485,399	-	485,399
GVEX1	19,363,843	226,625,454	143,098,797	345	143,099,142	-	143,099,142
GVEXD	13,963	148,767	104,024	-	104,024	3	104,021
GVIDA	212,286	2,410,123	1,836,272	-	1,836,272	17	1,836,255
GVIDC	55,589	564,642	484,739	8	484,747	-	484,747
GVIDM	572,822	6,029,233	4,319,077	156	4,319,233	-	4,319,233
GVIX2	282,037	2,836,839	2,594,743	452	2,595,195	-	2,595,195
GVIXY	640	5,399	5,912	-	5,912	1	5,911
HIBF	647,564	4,188,718	3,522,750	-	3,522,750	230	3,522,520
IDPG	493,204	5,355,969	4,483,226	-	4,483,226	8	4,483,218
IDPGI	179,660	1,967,669	1,654,666	-	1,654,666	2	1,654,664
MCIF	1,044,428	21,862,600	18,120,831	991	18,121,822	-	18,121,822
MSBF	244,796	2,220,770	2,107,692	162	2,107,854	-	2,107,854
NCPG	623,590	7,057,105	6,915,608	157,991	7,073,599	-	7,073,599
NCPGI	476,501	5,235,792	4,988,970	-	4,988,970	17	4,988,953
NJMMAY	21,057	204,698	178,566	-	178,566	3	178,563
NVAMV1	236,908	3,590,858	3,935,043	-	3,935,043	5	3,935,038
NVAMVX	234,871	3,714,056	3,894,166	659	3,894,825	-	3,894,825

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2022

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
NVBX	567,095	6,094,603	5,086,843	349	5,087,192	-	5,087,192
NVCBD1	282,872	3,112,302	2,540,193	268	2,540,461	-	2,540,461
NVCCA1	3,028,762	31,865,695	30,166,471	1,401	30,167,872	-	30,167,872
NVCCN1	303,034	3,122,706	2,960,644	258	2,960,902	-	2,960,902
NVCMA1	6,837,870	64,257,216	64,002,459	5,821	64,008,280	-	64,008,280
NVCMC1	346,633	3,662,152	3,535,652	68	3,535,720	-	3,535,720
NVCMD1	3,115,773	33,613,931	31,967,836	2,921	31,970,757	-	31,970,757
NVCRA1	3,263,115	33,370,589	35,926,898	2,916	35,929,814	-	35,929,814
NVCRB1	1,274,370	14,096,028	13,266,193	491	13,266,684	-	13,266,684
NVDBL2	35,324	498,550	409,048	7	409,055	-	409,055
NVDBLP	888,005	12,915,233	10,274,221	654	10,274,875	-	10,274,875
NVDCA2	231	3,604	2,490	-	2,490	12	2,478
NVDCAP	1,206,967	17,918,192	12,914,546	624	12,915,170	-	12,915,170
NVDMAP	11,274,725	124,572,467	86,928,128	6,672	86,934,800	-	86,934,800
NVDMCP	274,368	2,828,652	2,252,560	176	2,252,736	-	2,252,736
NVFIII	63,291	667,255	587,973	2	587,975	-	587,975
NVGEII	46,044	658,292	616,525	-	616,525	81	616,444
NVGEY	3,954	47,881	50,335	-	50,335	2	50,333
NVIDAP	4,116,869	46,727,309	35,363,901	1,325	35,365,226	-	35,365,226
NVIDCP	366,082	3,668,565	3,184,910	523	3,185,433	-	3,185,433
NVIDMP	3,621,266	38,273,236	27,123,279	2,550	27,125,829	-	27,125,829
NVIE6	8,845	83,242	79,342	1	79,343	-	79,343
NVIX	997,620	10,107,887	9,198,061	63	9,198,124	-	9,198,124
NVLCP1	1,751,055	20,148,974	16,722,579	1,237	16,723,816	-	16,723,816
NVMIG1	381,994	4,173,218	2,616,656	265	2,616,921	-	2,616,921
NVMIVX	361,912	3,419,842	3,767,500	358	3,767,858	-	3,767,858
NVMLG1	798,429	7,128,854	5,565,053	487	5,565,540	-	5,565,540
NVMM2	342,458	342,458	342,458	208	342,666	-	342,666
NVMMG1	992,933	10,809,755	5,163,251	211	5,163,462	-	5,163,462
NVMMG2	114	683	515	2	517	-	517
NVMMV1	918,962	7,679,975	7,746,849	903	7,747,752	-	7,747,752
NVMMV2	59,759	545,079	507,948	14	507,962	-	507,962
NVNMO1	81,150	1,003,636	896,705	262	896,967	-	896,967
NVNSR2	140,461	1,920,752	1,585,801	174	1,585,975	-	1,585,975
NVOLG1	1,330,813	26,746,984	22,983,143	2,289	22,985,432	-	22,985,432
NVRE1	2,131,400	14,682,976	14,578,778	1,642	14,580,420	-	14,580,420
NVSIX2	2,165,042	18,193,266	14,982,093	730	14,982,823	-	14,982,823
NVSIXD	2,836	21,905	19,991	1	19,992	-	19,992
NVSTB1	502,649	5,045,739	4,760,087	229	4,760,316	-	4,760,316
NVSTB2	4,382	43,791	41,322	-	41,322	943	40,379
NVTIV3	49,973	526,707	523,719	1	523,720	-	523,720
SAM	1,216,471	1,216,471	1,216,471	-	1,216,471	213	1,216,258
SAM5	30,622,183	30,622,183	30,622,183	3,914	30,626,097	-	30,626,097
SAMY	816,567	816,567	816,567	-	816,567	4	816,563
SCF	178,585	3,497,303	2,885,934	274	2,886,208	-	2,886,208
SCGF	652,906	11,844,319	7,625,947	409	7,626,356	-	7,626,356
SCVF	501,871	4,856,395	4,250,846	345	4,251,191	-	4,251,191
TRF	400,115	8,391,019	8,802,528	232	8,802,760	-	8,802,760
AMMCGS	3,059	81,296	59,442	-	59,442	6	59,436
AMSRS	4,971	123,899	133,227	18	133,245	-	133,245
AMTB	59,259	621,174	565,330	104	565,434	-	565,434
NOTB3	511,527	3,463,101	2,158,642	22	2,158,664	-	2,158,664
NOTG3	711,758	5,926,901	3,864,848	580	3,865,428	-	3,865,428

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2022

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
NOTMG3	1,348,537	5,057,850	2,926,326	7	2,926,333	-	2,926,333
PMVAAA	71,784	800,140	618,775	72	618,847	-	618,847
PMVFBA	103,064	985,662	753,400	342	753,742	-	753,742
PMVLDA	519,059	5,291,846	4,920,675	1,435	4,922,110	-	4,922,110
PMVRRA	2,405	27,276	27,658	-	27,658	4	27,654
PMVRSA	875,248	6,175,246	6,030,457	502	6,030,959	-	6,030,959
PMVTRA	4,215	38,625	37,853	5	37,858	-	37,858
PVSTA	8,070	81,441	81,510	2	81,512	-	81,512
PVEIIA	162,669	4,422,735	4,463,631	107	4,463,738	-	4,463,738
PVIVIA	48,530	534,073	494,520	-	494,520	2	494,518
TRHS2	19,685	876,888	1,033,837	31	1,033,868	-	1,033,868
TRHSP	773,627	38,782,658	43,121,969	8,835	43,130,804	-	43,130,804
VWEM	275	2,777	2,392	3	2,395	-	2,395
VWHA	157,576	3,603,118	4,473,569	200	4,473,769	-	4,473,769
VVCG	1,814	69,078	70,415	1	70,416	-	70,416
VVDV	873	12,005	12,230	1	12,231	-	12,231
VVEI	471	12,046	11,346	4	11,350	-	11,350
VVEIX	1,242	62,590	63,028	2	63,030	-	63,030
VVG	2,132	40,148	38,661	1	38,662	-	38,662
VVGBI	82	1,467	1,461	-	1,461	3	1,458
VVHGB	28,901	292,065	298,262	-	298,262	4	298,258
VVHYB	2,140	14,541	14,874	1	14,875	-	14,875
VVI	1,253	26,400	28,209	-	28,209	2	28,207
VVMCI	3,762	80,063	80,433	-	80,433	4	80,429
VVREI	12,364	139,684	142,556	-	142,556	1	142,555
VVSTC	1,720	17,024	17,062	2	17,064	-	17,064
VVTISI	22,786	407,556	434,074	2	434,076	-	434,076
VVTSM	12,606	535,794	533,222	4	533,226	-	533,226
VRVDRI	76,712	1,625,622	1,384,649	54	1,384,703	-	1,384,703

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no policyholders were invested at December 31, 2022, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	ALVDAA	ALVIVB	ALVSVA	ALCAI2	WFVSCG	ACVIP1	ACVIP2	ACVMV1
Reinvested dividends	$2,790	8,648	51,793	-	-	592,146	24,723	88,544

Net investment income (loss)	2,790	8,648	51,793	-	-	592,146	24,723	88,544

Realized gain (loss) on investments	(1,042)	(5,121)	17,590	-	(14,161)	10,947	(7,692)	95,858
Change in unrealized gain (loss) on investments	(52,823)	(42,643)	(1,601,642)	(93)	(1,051,855)	(2,256,440)	(86,518)	(774,104)

Net gain (loss) on investments	(53,865)	(47,764)	(1,584,052)	(93)	(1,066,016)	(2,245,493)	(94,210)	(678,246)

Reinvested capital gains	30,391	-	698,412	18	286,415	61,090	2,640	529,484

Net increase (decrease) in contract owners’ equity resulting from operations	$(20,684)	(39,116)	(833,847)	(75)	(779,601)	(1,592,257)	(66,847)	(60,218)

Investment Activity*:	AMVBC4	AMVBD4	AMVGI4	AMVGR4	AMVI4	AMVNW2	AMVNW4	PIVMV2
Reinvested dividends	$7,889	-	173	-	-	41,066	55	-

Net investment income (loss)	7,889	-	173	-	-	41,066	55	-

Realized gain (loss) on investments	(217)	1	-	17	16	1,950	27	-
Change in unrealized gain (loss) on investments	(3,794)	(14)	1,074	(19)	(14)	(782,142)	270	846

Net gain (loss) on investments	(4,011)	(13)	1,074	(2)	2	(780,192)	297	846

Reinvested capital gains	-	-	-	-	-	255,244	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,878	(13)	1,247	(2)	2	(483,882)	352	846

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	BRVGA1	BRVHY3	BRVHYI	BRVTR3	MLVGA2	MLVGA3	DSIF	DVSCS
Reinvested dividends	$-	196	216,434	64	-	-	276,850	49,578

Net investment income (loss)	-	196	216,434	64	-	-	276,850	49,578

Realized gain (loss) on investments	(55,826)	(19)	(11,296)	(1)	(11,478)	(50)	505,272	69,161
Change in unrealized gain (loss) on investments	(2,596,556)	(494)	(643,249)	(385)	(282,395)	-	(6,942,403)	(1,815,089)

Net gain (loss) on investments	(2,652,382)	(513)	(654,545)	(386)	(293,873)	(50)	(6,437,131)	(1,745,928)

Reinvested capital gains	172,238	-	-	1	18,945	-	1,762,364	663,867

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,480,144)	(317)	(438,111)	(321)	(274,928)	(50)	(4,397,917)	(1,032,483)

Investment Activity*:	CLVGT2	DWVSVS	DFVEA	DFVGB	DFVGMI	DFVIPS	DFVIS	DFVIV
Reinvested dividends	$-	11,086	2,397	340,592	65,925	430,265	759,473	1,300,215

Net investment income (loss)	-	11,086	2,397	340,592	65,925	430,265	759,473	1,300,215

Realized gain (loss) on investments	(11)	24,269	-	(200,727)	379,148	31,164	(24,020)	255,836
Change in unrealized gain (loss) on investments	(118)	(495,246)	(1,004)	(1,563,967)	(868,063)	(1,047,360)	(6,531,068)	(2,769,322)

Net gain (loss) on investments	(129)	(470,977)	(1,004)	(1,764,694)	(488,915)	(1,016,196)	(6,555,088)	(2,513,486)

Reinvested capital gains	95	147,795	3,516	-	64,339	-	517,049	361,328

Net increase (decrease) in contract owners’ equity resulting from operations	$(34)	(312,096)	4,909	(1,424,102)	(358,651)	(585,931)	(5,278,566)	(851,943)

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	DFVSTF	DFVULV	DFVUTV	DSGIBA	DSVCGA	ETVFR	FQB	FB2
Reinvested dividends	$249,925	923,741	405,352	145,413	2,658	1	15,211	-

Net investment income (loss)	249,925	923,741	405,352	145,413	2,658	1	15,211	-

Realized gain (loss) on investments	(47,920)	675,702	247,449	(13,749)	17,452	-	(3,624)	(12,744)
Change in unrealized gain (loss) on investments	(446,768)	(4,082,448)	(4,327,018)	(1,386,376)	(1,621,326)	-	(79,387)	-

Net gain (loss) on investments	(494,688)	(3,406,746)	(4,079,569)	(1,400,125)	(1,603,874)	-	(83,011)	(12,744)

Reinvested capital gains	-	499,287	2,401,040	421,882	468,339	-	9,041	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(244,763)	(1,983,718)	(1,273,177)	(832,830)	(1,132,877)	1	(58,759)	(12,744)

Investment Activity*:	FC2	FCS	FEIS	FEMS	FF10S	FF20S	FF30S	FG2
Reinvested dividends	$27	52,748	208,632	110,830	32,634	69,735	187,109	1

Net investment income (loss)	27	52,748	208,632	110,830	32,634	69,735	187,109	1

Realized gain (loss) on investments	-	43,181	59,293	(28,676)	(1,280)	(6,252)	101,812	(36)
Change in unrealized gain (loss) on investments	(197)	(4,213,692)	(1,278,192)	(1,416,447)	(366,753)	(1,038,940)	(2,963,555)	(13)

Net gain (loss) on investments	(197)	(4,170,511)	(1,218,899)	(1,445,123)	(368,033)	(1,045,192)	(2,861,743)	(49)

Reinvested capital gains	394	602,917	385,707	-	95,757	350,121	687,677	16

Net increase (decrease) in contract owners’ equity resulting from operations	$224	(3,514,846)	(624,560)	(1,334,293)	(239,642)	(625,336)	(1,986,957)	(32)

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	FGS	FIGBP2	FIGBS	FMC2	FMCS	FNRS2	FOS	FRESS
Reinvested dividends	$269,926	759	152,241	10	41,062	251,251	60,361	59,628

Net investment income (loss)	269,926	759	152,241	10	41,062	251,251	60,361	59,628

Realized gain (loss) on investments	1,354,273	-	(97,169)	-	369,840	887,022	(24,128)	6,110
Change in unrealized gain (loss) on investments	(21,036,497)	424	(1,438,839)	(111)	(2,935,042)	3,896,104	(1,704,179)	(1,588,240)

Net gain (loss) on investments	(19,682,224)	424	(1,536,008)	(111)	(2,565,202)	4,783,126	(1,728,307)	(1,582,130)

Reinvested capital gains	3,990,822	-	383,423	152	680,361	-	48,088	124,942

Net increase (decrease) in contract owners’ equity resulting from operations	$(15,421,476)	1,183	(1,000,344)	51	(1,843,779)	5,034,377	(1,619,858)	(1,397,560)

Investment Activity*:	FVSS	FVSS2	FTVDM2	FTVFA1	FTVFA2	FTVGB1	FTVGI2	FTVIS1
Reinvested dividends	$114	1,818	8,466	9,725	21,681	-	-	224,818

Net investment income (loss)	114	1,818	8,466	9,725	21,681	-	-	224,818

Realized gain (loss) on investments	(2)	13,112	23	(37,753)	(15,082)	(136,259)	(24,686)	4,712
Change in unrealized gain (loss) on investments	(1,523)	(5,520)	(119,797)	(110,430)	(380,868)	(77,866)	(19,819)	(569,423)

Net gain (loss) on investments	(1,525)	7,592	(119,774)	(148,183)	(395,950)	(214,125)	(44,505)	(564,711)

Reinvested capital gains	521	7,723	24,464	48,029	130,319	-	-	85,720

Net increase (decrease) in contract owners’ equity resulting from operations	$(890)	17,133	(86,844)	(90,429)	(243,950)	(214,125)	(44,505)	(254,173)

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	FTVIS2	FTVSVI	TIF2	GVGMNS	GVMSAS	RINF	RTEC	RVARS
Reinvested dividends	$31,264	36,709	13,064	-	18,041	-	-	13,873

Net investment income (loss)	31,264	36,709	13,064	-	18,041	-	-	13,873

Realized gain (loss) on investments	2,253	(42,936)	(10,783)	358	(11,891)	-	(58)	11,230
Change in unrealized gain (loss) on investments	(83,424)	(854,289)	(36,039)	(28,550)	(34,016)	(1,759)	(34)	(77,277)

Net gain (loss) on investments	(81,171)	(897,225)	(46,822)	(28,192)	(45,907)	(1,759)	(92)	(66,047)

Reinvested capital gains	12,690	527,116	-	4,490	-	914	6	12,052

Net increase (decrease) in contract owners’ equity resulting from operations	$(37,217)	(333,400)	(33,758)	(23,702)	(27,866)	(845)	(86)	(40,122)

Investment Activity*:	ACEG	AVMCCI	IVBRA1	IVDDI	OVAG	OVGS	OVIG	OVSB
Reinvested dividends	$-	1,073	888,151	371	-	-	-	-

Net investment income (loss)	-	1,073	888,151	371	-	-	-	-

Realized gain (loss) on investments	(19)	(18,059)	(127,521)	-	(10,661)	88,313	(38,813)	(4,090)
Change in unrealized gain (loss) on investments	(75,702)	(104,447)	(2,926,906)	(1,323)	(401,766)	(3,309,765)	(3,291,693)	(43,043)

Net gain (loss) on investments	(75,721)	(122,506)	(3,054,427)	(1,323)	(412,427)	(3,221,452)	(3,330,506)	(47,133)

Reinvested capital gains	30,518	64,110	413,844	2,432	168,166	974,086	1,276,263	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(45,203)	(57,323)	(1,752,432)	1,480	(244,261)	(2,247,366)	(2,054,243)	(47,133)

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	OVSC	WRASP	WRBDP	WRBP	WRCEP	WRDIV	WRENG	WRGNR
Reinvested dividends	$22,822	166,922	22,452	9,242	3,151	30,459	12,067	12,033

Net investment income (loss)	22,822	166,922	22,452	9,242	3,151	30,459	12,067	12,033

Realized gain (loss) on investments	8,818	(80,109)	(6,776)	(6,832)	7,437	(27,540)	(9,197)	1,833
Change in unrealized gain (loss) on investments	(1,222,108)	(2,651,324)	(208,032)	(463,933)	(577,274)	(296,610)	166,869	111,538

Net gain (loss) on investments	(1,213,290)	(2,731,433)	(214,808)	(470,765)	(569,837)	(324,150)	157,672	113,371

Reinvested capital gains	495,187	827,252	25,606	311,302	280,985	191,251	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(695,281)	(1,737,259)	(166,750)	(150,221)	(285,701)	(102,440)	169,739	125,404

Investment Activity*:	WRGP	WRHIP	WRI2P	WRIP	WRLTBP	WRMCG	WRPAP	WRPCP
Reinvested dividends	$-	243,578	15,392	7,870	2,741	-	32,276	10,478

Net investment income (loss)	-	243,578	15,392	7,870	2,741	-	32,276	10,478

Realized gain (loss) on investments	3,912	(51,453)	(2,841)	(100,683)	(306)	544,651	(29,704)	(4,986)
Change in unrealized gain (loss) on investments	(1,039,237)	(638,721)	(179,235)	(277,887)	(13,014)	(2,799,735)	(462,097)	(95,463)

Net gain (loss) on investments	(1,035,325)	(690,174)	(182,076)	(378,570)	(13,320)	(2,255,084)	(491,801)	(100,449)

Reinvested capital gains	429,441	-	53,001	150,295	1,542	600,145	137,171	29,714

Net increase (decrease) in contract owners’ equity resulting from operations	$(605,884)	(446,596)	(113,683)	(220,405)	(9,037)	(1,654,939)	(322,354)	(60,257)

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	WRPMAP	WRPMAV	WRPMCP	WRPMCV	WRPMMV	WRPMP	WRRESP	WRSCP
Reinvested dividends	$209,470	7,555	21,858	37	8,892	146,813	2,543	-

Net investment income (loss)	209,470	7,555	21,858	37	8,892	146,813	2,543	-

Realized gain (loss) on investments	(150,189)	629	(45,267)	(7)	(1,509)	(164,298)	2,327	(26,409)
Change in unrealized gain (loss) on investments	(2,543,542)	(102,970)	(187,533)	(358)	(105,304)	(1,528,965)	(130,961)	(664,367)

Net gain (loss) on investments	(2,693,731)	(102,341)	(232,800)	(365)	(106,813)	(1,693,263)	(128,634)	(690,776)

Reinvested capital gains	880,847	30,905	68,578	221	53,245	533,973	37,934	283,910

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,603,414)	(63,881)	(142,364)	(107)	(44,676)	(1,012,477)	(88,157)	(406,866)

Investment Activity*:	WRSCV	WRSTP	WRVP	JABIN	JACAS	JAEI	JAGTS	JAIGS
Reinvested dividends	$-	-	7,802	-	2,220	11,421	-	45,881

Net investment income (loss)	-	-	7,802	-	2,220	11,421	-	45,881

Realized gain (loss) on investments	(13,237)	(40,976)	6,120	-	168,404	43,575	772,272	2,743
Change in unrealized gain (loss) on investments	(129,287)	(1,251,427)	(205,626)	(21)	(2,945,181)	(2,023,597)	(22,639,809)	(314,487)

Net gain (loss) on investments	(142,524)	(1,292,403)	(199,506)	(21)	(2,776,777)	(1,980,022)	(21,867,537)	(311,744)

Reinvested capital gains	78,350	299,759	161,961	-	731,058	923,812	5,935,517	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(64,174)	(992,644)	(29,743)	(21)	(2,043,499)	(1,044,789)	(15,932,020)	(265,863)

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	JAMGS	JMCVIN	LVCLGI	SBVSG2	LOVTRC	MFBIE	MFBOV	MFFCA
Reinvested dividends	$5,360	50	-	-	290,825	63,059	69,475	-

Net investment income (loss)	5,360	50	-	-	290,825	63,059	69,475	-

Realized gain (loss) on investments	24,831	(4)	-	-	(101,459)	21,915	11,147	(68,101)
Change in unrealized gain (loss) on investments	(2,313,774)	(424)	(23)	(21)	(1,213,440)	(450,765)	(292,598)	(1,120,460)

Net gain (loss) on investments	(2,288,943)	(428)	(23)	(21)	(1,314,899)	(428,850)	(281,451)	(1,188,561)

Reinvested capital gains	1,173,445	286	19	3	15,376	-	154,505	344,661

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,110,138)	(92)	(4)	(18)	(1,008,698)	(365,791)	(57,471)	(843,900)

Investment Activity*:	MFTCG	MNDIC	MV2IGI	MV3MVI	MVFIC	MVIGIC	MVIVIC	MVIVSC
Reinvested dividends	$-	-	18	17,475	271,305	20,563	86,778	284

Net investment income (loss)	-	-	18	17,475	271,305	20,563	86,778	284

Realized gain (loss) on investments	24,794	(183,820)	123	4,950	467,828	(6,681)	363,815	1,299
Change in unrealized gain (loss) on investments	(1,897,703)	(3,322,182)	(6,350)	(274,789)	(3,120,886)	(718,285)	(4,295,151)	(21,485)

Net gain (loss) on investments	(1,872,909)	(3,506,002)	(6,227)	(269,839)	(2,653,058)	(724,966)	(3,931,336)	(20,186)

Reinvested capital gains	384,542	1,514,650	2,301	145,681	1,156,306	195,102	482,548	2,497

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,488,367)	(1,991,352)	(3,908)	(106,683)	(1,225,447)	(509,301)	(3,362,010)	(17,405)

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	MVUIC	MSVFI	DTRTFB	DTRTFY	EIF	GBF	GEM	GIG
Reinvested dividends	$14,952	5,028	21,923	-	59,289	51,323	134,701	32,657

Net investment income (loss)	14,952	5,028	21,923	-	59,289	51,323	134,701	32,657

Realized gain (loss) on investments	8,163	(683)	(2,654)	(1,596)	24,626	(106,203)	76,907	(5,738)
Change in unrealized gain (loss) on investments	(37,488)	(26,938)	(120,249)	-	(605,394)	(302,058)	(4,450,090)	(279,305)

Net gain (loss) on investments	(29,325)	(27,621)	(122,903)	(1,596)	(580,768)	(408,261)	(4,373,183)	(285,043)

Reinvested capital gains	23,700	2,245	-	-	384,896	-	-	109,051

Net increase (decrease) in contract owners’ equity resulting from operations	$9,327	(20,348)	(100,980)	(1,596)	(136,583)	(356,938)	(4,238,482)	(143,335)

Investment Activity*:	GVAAA2	GVABD2	GVAGG2	GVAGI2	GVAGR2	GVDMA	GVDMC	GVEX1
Reinvested dividends	$-	-	-	-	-	-	-	1,866,261

Net investment income (loss)	-	-	-	-	-	-	-	1,866,261

Realized gain (loss) on investments	96,710	(2,004)	102,882	14,107	59,352	(43,510)	(3,756)	(239,739)
Change in unrealized gain (loss) on investments	(10,239,370)	(166,584)	(2,827,878)	(844,665)	(5,091,460)	(4,885,932)	(165,721)	(121,843,450)

Net gain (loss) on investments	(10,142,660)	(168,588)	(2,724,996)	(830,558)	(5,032,108)	(4,929,442)	(169,477)	(122,083,189)

Reinvested capital gains	2,167,391	21,644	423,325	92,116	1,199,835	3,000,448	91,372	92,577,312

Net increase (decrease) in contract owners’ equity resulting from operations	$(7,975,269)	(146,944)	(2,301,671)	(738,442)	(3,832,273)	(1,928,994)	(78,105)	(27,639,616)

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	GVEXD	GVIDA	GVIDC	GVIDM	GVIX2	GVIXY	HIBF	IDPG
Reinvested dividends	$1,438	-	-	-	100,857	173	204,868	-

Net investment income (loss)	1,438	-	-	-	100,857	173	204,868	-

Realized gain (loss) on investments	(7,276)	(16,028)	(3,136)	(131,250)	29,416	-	(31,888)	8,084
Change in unrealized gain (loss) on investments	(44,742)	(949,691)	(103,865)	(2,223,203)	(621,151)	514	(654,793)	(1,421,190)

Net gain (loss) on investments	(52,018)	(965,719)	(107,001)	(2,354,453)	(591,735)	514	(686,681)	(1,413,106)

Reinvested capital gains	48,683	525,196	37,541	1,426,533	-	-	-	736,451

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,897)	(440,523)	(69,460)	(927,920)	(490,878)	687	(481,813)	(676,655)

Investment Activity*:	IDPGI	MCIF	MCIFD	MSBF	NCPG	NCPGI	NJMMAY	NVAMV1
Reinvested dividends	$-	222,394	17	78,247	-	-	-	47,419

Net investment income (loss)	-	222,394	17	78,247	-	-	-	47,419

Realized gain (loss) on investments	(657)	40,293	(9,075)	(13,147)	48,768	67,744	(1,709)	143,742
Change in unrealized gain (loss) on investments	(417,211)	(7,486,926)	-	(110,237)	(1,140,069)	(688,202)	(25,837)	(795,306)

Net gain (loss) on investments	(417,868)	(7,446,633)	(9,075)	(123,384)	(1,091,301)	(620,458)	(27,546)	(651,564)

Reinvested capital gains	176,990	4,724,953	6,312	-	-	-	2,613	545,427

Net increase (decrease) in contract owners’ equity resulting from operations	$(240,878)	(2,499,286)	(2,746)	(45,137)	(1,091,301)	(620,458)	(24,933)	(58,718)

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	NVAMVX	NVBX	NVCBD1	NVCCA1	NVCCN1	NVCMA1	NVCMC1	NVCMD1
Reinvested dividends	$51,739	120,403	62,408	-	-	-	-	-

Net investment income (loss)	51,739	120,403	62,408	-	-	-	-	-

Realized gain (loss) on investments	129,772	(37,003)	(49,250)	(238,627)	886	(366,101)	(3,603)	(222,305)
Change in unrealized gain (loss) on investments	(728,254)	(853,462)	(460,137)	(6,276,704)	(465,043)	(11,918,712)	(606,984)	(6,030,680)

Net gain (loss) on investments	(598,482)	(890,465)	(509,387)	(6,515,331)	(464,157)	(12,284,813)	(610,587)	(6,252,985)

Reinvested capital gains	524,906	38,057	2,949	1,359,556	66,852	1,218,276	98,229	983,878

Net increase (decrease) in contract owners’ equity resulting from operations	$(21,837)	(732,005)	(444,030)	(5,155,775)	(397,305)	(11,066,537)	(512,358)	(5,269,107)

Investment Activity*:	NVCRA1	NVCRB1	NVDBL2	NVDBLP	NVDCA2	NVDCAP	NVDMAP	NVDMCP
Reinvested dividends	$-	-	-	-	-	-	-	-

Net investment income (loss)	-	-	-	-	-	-	-	-

Realized gain (loss) on investments	236,683	(32,263)	(935)	(87,205)	(19)	(91,588)	(821,494)	(17,821)
Change in unrealized gain (loss) on investments	(6,189,861)	(2,408,433)	(169,236)	(3,852,186)	(1,435)	(7,014,745)	(48,368,660)	(744,336)

Net gain (loss) on investments	(5,953,178)	(2,440,696)	(170,171)	(3,939,391)	(1,454)	(7,106,333)	(49,190,154)	(762,157)

Reinvested capital gains	135,135	449,337	92,781	2,205,706	902	4,451,630	30,415,733	408,521

Net increase (decrease) in contract owners’ equity resulting from operations	$(5,818,043)	(1,991,359)	(77,390)	(1,733,685)	(552)	(2,654,703)	(18,774,421)	(353,636)

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	NVFIII	NVGEII	NVGEY	NVIDAP	NVIDCP	NVIDMP	NVIE6	NVIX
Reinvested dividends	$10,897	9,749	1,056	-	-	-	2,912	357,267

Net investment income (loss)	10,897	9,749	1,056	-	-	-	2,912	357,267

Realized gain (loss) on investments	(7,492)	4,883	(77)	(166,380)	(18,148)	(410,413)	383	(20,388)
Change in unrealized gain (loss) on investments	(70,818)	(78,505)	2,454	(16,900,022)	(712,944)	(12,925,772)	(27,573)	(1,515,786)

Net gain (loss) on investments	(78,310)	(73,622)	2,377	(17,066,402)	(731,092)	(13,336,185)	(27,190)	(1,536,174)

Reinvested capital gains	-	1	-	9,535,055	246,829	8,280,827	10,459	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(67,413)	(63,872)	3,433	(7,531,347)	(484,263)	(5,055,358)	(13,819)	(1,178,907)

Investment Activity*:	NVLCP1	NVMIG1	NVMIVX	NVMLG1	NVMM2	NVMMG1	NVMMG2	NVMMV1
Reinvested dividends	$463,469	-	136,274	302,933	3,979	-	-	114,777

Net investment income (loss)	463,469	-	136,274	302,933	3,979	-	-	114,777

Realized gain (loss) on investments	(68,342)	(128,711)	14,520	(327,357)	-	(698,313)	-	(158,910)
Change in unrealized gain (loss) on investments	(3,062,466)	(1,572,709)	(378,122)	(1,826,374)	-	(4,413,362)	(168)	(705,931)

Net gain (loss) on investments	(3,130,808)	(1,701,420)	(363,602)	(2,153,731)	-	(5,111,675)	(168)	(864,841)

Reinvested capital gains	203,955	111,398	-	1,079,280	7	1,601,577	174	561,662

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,463,384)	(1,590,022)	(227,328)	(771,518)	3,986	(3,510,098)	6	(188,402)

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	NVMMV2	NVNMO1	NVNSR2	NVOLG1	NVRE1	NVSIX2	NVSIXD	NVSTB1
Reinvested dividends	$7,089	3,732	8,712	220,635	255,698	130,179	233	107,938
Net investment income (loss)	7,089	3,732	8,712	220,635	255,698	130,179	233	107,938

Realized gain (loss) on investments	(2,280)	129,809	(172)	157,196	299,384	97,589	8	(131,663)
Change in unrealized gain (loss) on investments	(56,962)	(480,718)	(588,300)	(8,163,843)	(7,156,554)	(5,512,555)	(1,914)	(209,509)

Net gain (loss) on investments	(59,242)	(350,909)	(588,472)	(8,006,647)	(6,857,170)	(5,414,966)	(1,906)	(341,172)

Reinvested capital gains	38,113	104,228	114,036	1,596,318	1,180,808	1,906,831	942	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(14,040)	(242,949)	(465,724)	(6,189,694)	(5,420,664)	(3,377,956)	(731)	(233,234)

Investment Activity*:	NVSTB2	NVTIV3	SAM	SAM5	SAMY	SCF	SCGF	SCVF
Reinvested dividends	$890	19,183	15,028	390,242	4,446	14,020	-	15,285

Net investment income (loss)	890	19,183	15,028	390,242	4,446	14,020	-	15,285

Realized gain (loss) on investments	(1,688)	(349)	-	-	-	96,261	(104,873)	(172,276)
Change in unrealized gain (loss) on investments	(1,863)	(55,865)	-	-	-	(1,523,517)	(3,803,192)	(1,135,077)

Net gain (loss) on investments	(3,551)	(56,214)	-	-	-	(1,427,256)	(3,908,065)	(1,307,353)

Reinvested capital gains	-	-	24	620	3	671,979	1,196,127	683,096

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,661)	(37,031)	15,052	390,862	4,449	(741,257)	(2,711,938)	(608,972)

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	TRF	AMMCGS	AMSRS	AMTB	NOTB3	NOTG3	NOTMG3	PMVAAA
Reinvested dividends	$104,845	-	625	21,977	414,490	355,985	473,136	60,659

Net investment income (loss)	104,845	-	625	21,977	414,490	355,985	473,136	60,659

Realized gain (loss) on investments	109,573	(495)	2,055	(6,596)	2,026	(4,178)	(36,536)	(14,038)
Change in unrealized gain (loss) on investments	(1,923,099)	(41,045)	(45,970)	(48,970)	(1,598,161)	(2,636,800)	(2,642,935)	(229,423)

Net gain (loss) on investments	(1,813,526)	(41,540)	(43,915)	(55,566)	(1,596,135)	(2,640,978)	(2,679,471)	(243,461)

Reinvested capital gains	904,535	15,029	13,276	-	878,447	1,663,039	1,771,075	56,849

Net increase (decrease) in contract owners’ equity resulting from operations	$(804,146)	(26,511)	(30,014)	(33,589)	(303,198)	(621,954)	(435,260)	(125,953)

Investment Activity*:	PMVFBA	PMVLDA	PMVRRA	PMVRSA	PMVTRA	PVSTA	PVEIIA	PVIVIA
Reinvested dividends	$13,277	86,609	183	1,247,606	158	890	50,328	9,320

Net investment income (loss)	13,277	86,609	183	1,247,606	158	890	50,328	9,320

Realized gain (loss) on investments	(88,882)	(47,714)	-	328,647	(7)	(191)	15,824	2,763
Change in unrealized gain (loss) on investments	(122,896)	(364,166)	382	(1,161,318)	(772)	69	(390,835)	(60,203)

Net gain (loss) on investments	(211,778)	(411,880)	382	(832,671)	(779)	(122)	(375,011)	(57,440)

Reinvested capital gains	-	-	-	-	-	34	251,844	14,628

Net increase (decrease) in contract owners’ equity resulting from operations	$(198,501)	(325,271)	565	414,935	(621)	802	(72,839)	(33,492)

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	TRHS2	TRHSP	VWEM	VWHA	VVB	VVCG	VVDV	VVEI
Reinvested dividends	$-	-	5	71,049	-	-	-	151

Net investment income (loss)	-	-	5	71,049	-	-	-	151

Realized gain (loss) on investments	26,066	356,310	(1)	112,148	(135)	293	-	(58)
Change in unrealized gain (loss) on investments	(200,714)	(6,502,022)	(385)	107,479	-	1,337	225	(700)

Net gain (loss) on investments	(174,648)	(6,145,712)	(386)	219,627	(135)	1,630	225	(758)

Reinvested capital gains	17,878	683,805	370	-	-	-	-	641

Net increase (decrease) in contract owners’ equity resulting from operations	$(156,770)	(5,461,907)	(11)	290,676	(135)	1,630	225	34

Investment Activity*:	VVEIX	VVG	VVGBI	VVHGB	VVHYB	VVI	VVMCI	VVREI
Reinvested dividends	$-	-	-	-	-	-	32	-

Net investment income (loss)	-	-	-	-	-	-	32	-

Realized gain (loss) on investments	-	(3,558)	-	703	-	1,374	(505)	51
Change in unrealized gain (loss) on investments	438	(1,487)	(7)	6,197	333	1,809	370	2,873

Net gain (loss) on investments	438	(5,045)	(7)	6,900	333	3,183	(135)	2,924

Reinvested capital gains	-	1,906	-	-	-	-	307	-

Net increase (decrease) in contract owners’ equity resulting from operations	$438	(3,139)	(7)	6,900	333	3,183	204	2,924

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	VVSTC	VVTISI	VVTSM	VRVDRI	WRGBP	WRMMP
Reinvested dividends	$47	4	-	20,052	4,275	23

Net investment income (loss)	47	4	-	20,052	4,275	23

Realized gain (loss) on investments	(1)	(2,616)	(4,104)	7,623	(8,122)	-
Change in unrealized gain (loss) on investments	38	26,518	(2,572)	(349,150)	(1,096)	-

Net gain (loss) on investments	37	23,902	(6,676)	(341,527)	(9,218)	-

Reinvested capital gains	23	4	-	32,521	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$107	23,910	(6,676)	(288,954)	(4,943)	23

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2022, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	ALVDAA		ALVIVB		ALVSVA		ALCAI2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$2,790	1,793	8,648	4,407	51,793	38,631	-	-
Realized gain (loss) on investments	(1,042)	2,718	(5,121)	6,290	17,590	103,882	-	-
Change in unrealized gain (loss) on investments	(52,823)	4,125	(42,643)	20,164	(1,601,642)	1,298,964	(93)	-
Reinvested capital gains	30,391	-	-	-	698,412	-	18	-

Net increase (decrease) in contract owners’ equity resulting from operations	(20,684)	8,636	(39,116)	30,861	(833,847)	1,441,477	(75)	-

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	15,501	13,305	7,936	8,792	278,282	283,082	422	-
Transfers between funds	5,396	22,219	6,422	(58,961)	45,917	(289,773)	(143)	-
Surrenders (notes 2, 3, 4, 5 and 6)	(8,176)	(37,265)	(42,068)	(19,611)	(329,237)	(324,504)	-	-
Adjustments to maintain reserves	46	23	4	(2)	1,479	(24)	1	-

Net equity transactions	12,767	(1,718)	(27,706)	(69,782)	(3,559)	(331,219)	280	-

Net change in contract owners’ equity	(7,917)	6,918	(66,822)	(38,921)	(837,406)	1,110,258	205	-
Contract owners’ equity at beginning of period	107,345	100,427	259,700	298,621	5,240,302	4,130,044	-	-

Contract owners’ equity at end of period	$99,428	107,345	192,878	259,700	4,402,896	5,240,302	205	-

CHANGE IN UNITS:
Beginning units	6,143	6,303	25,401	32,378	146,705	157,186	-	-
Units purchased	1,601	2,146	2,352	1,434	14,682	9,427	68	-
Units surrendered	(767)	(2,306)	(5,869)	(8,411)	(15,293)	(19,908)	(34)	-

Ending units	6,977	6,143	21,884	25,401	146,094	146,705	34	-

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	WFVSCG		ACVIP1		ACVIP2		ACVMV1
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	-	592,146	393,182	24,723	14,291	88,544	46,418
Realized gain (loss) on investments	(14,161)	206,597	10,947	136,240	(7,692)	(1,076)	95,858	106,960
Change in unrealized gain (loss) on investments	(1,051,855)	(285,137)	(2,256,440)	231,594	(86,518)	14,506	(774,104)	682,330
Reinvested capital gains	286,415	243,312	61,090	-	2,640	-	529,484	-

Net increase (decrease) in contract owners’ equity resulting from operations	(779,601)	164,772	(1,592,257)	761,016	(66,847)	27,721	(60,218)	835,708

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	44,710	57,181	921,853	979,340	8,141	6,695	138,162	159,138
Transfers between funds	70,506	20,441	(71,488)	331,568	75,608	990	(101,054)	(310,847)
Surrenders (notes 2, 3, 4, 5 and 6)	(105,933)	(309,377)	(748,495)	(640,647)	(10,817)	(16,927)	(302,993)	(262,458)
Adjustments to maintain reserves	1,941	64	4,167	48	6	(12)	2,845	(60)

Net equity transactions	11,224	(231,691)	106,037	670,309	72,938	(9,254)	(263,040)	(414,227)

Net change in contract owners’ equity	(768,377)	(66,919)	(1,486,220)	1,431,325	6,091	18,467	(323,258)	421,481
Contract owners’ equity at beginning of period	2,255,942	2,322,861	12,198,047	10,766,722	467,390	448,923	4,156,748	3,735,267

Contract owners’ equity at end of period	$1,487,565	2,255,942	10,711,827	12,198,047	473,481	467,390	3,833,490	4,156,748

CHANGE IN UNITS:
Beginning units	31,412	34,815	927,477	872,794	24,595	25,104	80,200	88,790
Units purchased	2,630	3,384	106,937	167,063	7,380	412	5,837	4,245
Units surrendered	(2,457)	(6,787)	(99,571)	(112,380)	(3,311)	(921)	(11,181)	(12,835)

Ending units	31,585	31,412	934,843	927,477	28,664	24,595	74,856	80,200

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	AMVBC4		AMVBD4		AMVGI4		AMVGR4
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$7,889	-	-	-	173	-	-	-
Realized gain (loss) on investments	(217)	-	1	-	-	-	17	-
Change in unrealized gain (loss) on investments	(3,794)	-	(14)	-	1,074	-	(19)	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,878	-	(13)	-	1,247	-	(2)	-

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	376,231	-	796	-	-	-	770	-
Transfers between funds	256,431	-	304	-	18,062	-	304	-
Surrenders (notes 2, 3, 4, 5 and 6)	(16,961)	-	-	-	-	-	-	-
Adjustments to maintain reserves	40	-	(2)	-	(4)	-	(1)	-

Net equity transactions	615,741	-	1,098	-	18,058	-	1,073	-

Net change in contract owners’ equity	619,619	-	1,085	-	19,305	-	1,071	-
Contract owners’ equity at beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity at end of period	$619,619	-	1,085	-	19,305	-	1,071	-

CHANGE IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	67,105	-	125	-	2,297	-	159	-
Units surrendered	(1,378)	-	-	-	-	-	-	-

Ending units	65,727	-	125	-	2,297	-	159	-

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	AMVI4		AMVNW2		AMVNW4		PIVMV2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	-	41,066	16,217	55	-	-	-
Realized gain (loss) on investments	16	-	1,950	20,708	27	-	-	-
Change in unrealized gain (loss) on investments	(14)	-	(782,142)	(30,541)	270	-	846	-
Reinvested capital gains	-	-	255,244	53,116	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2	-	(483,882)	59,500	352	-	846	-

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	778	-	1,031,700	666,019	7,469	-	-	-
Transfers between funds	304	-	774,363	115,620	5,056	-	9,031	-
Surrenders (notes 2, 3, 4, 5 and 6)	-	-	(220,959)	(168,452)	(2)	-	-	-
Adjustments to maintain reserves	2	-	(416)	22	1	-	3	-

Net equity transactions	1,084	-	1,584,688	613,209	12,524	-	9,034	-

Net change in contract owners’ equity	1,086	-	1,100,806	672,709	12,876	-	9,880	-
Contract owners’ equity at beginning of period	-	-	2,021,382	1,348,673	-	-	-	-

Contract owners’ equity at end of period	$1,086	-	3,122,188	2,021,382	12,876	-	9,880	-

CHANGE IN UNITS:
Beginning units	-	-	127,914	89,545	-	-	-	-
Units purchased	144	-	146,849	49,991	1,713	-	1,035	-
Units surrendered	-	-	(21,152)	(11,622)	-	-	-	-

Ending units	144	-	253,611	127,914	1,713	-	1,035	-

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	BRVGA1		BRVHY3		BRVHYI		BRVTR3
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	140,403	196	-	216,434	127,917	64	-
Realized gain (loss) on investments	(55,826)	126,846	(19)	-	(11,296)	47,343	(1)	-
Change in unrealized gain (loss) on investments	(2,596,556)	(1,427,594)	(494)	-	(643,249)	(44,224)	(385)	-
Reinvested capital gains	172,238	2,121,508	-	-	-	11,096	1	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,480,144)	961,163	(317)	-	(438,111)	142,132	(321)	-

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,148,916	1,218,378	-	-	1,041,772	1,065,498	266	-
Transfers between funds	(267,530)	114,085	5,618	-	273,229	1,112,342	5,942	-
Surrenders (notes 2, 3, 4, 5 and 6)	(1,040,778)	(1,142,401)	(9)	-	(303,387)	(912,815)	(7)	-
Adjustments to maintain reserves	7,275	705	27	-	8,723	4,141	12	-

Net equity transactions	(152,117)	190,767	5,636	-	1,020,337	1,269,166	6,213	-

Net change in contract owners’ equity	(2,632,261)	1,151,930	5,319	-	582,226	1,411,298	5,892	-
Contract owners’ equity at beginning of period	15,546,250	14,394,320	-	-	3,923,728	2,512,430	-	-

Contract owners’ equity at end of period	$12,913,989	15,546,250	5,319	-	4,505,954	3,923,728	5,892	-

CHANGE IN UNITS:
Beginning units	774,880	765,348	-	-	299,196	201,810	-	-
Units purchased	76,378	73,004	615	-	120,358	168,699	693	-
Units surrendered	(86,261)	(63,472)	(21)	-	(36,296)	(71,313)	(1)	-

Ending units	764,997	774,880	594	-	383,258	299,196	692	-

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	MLVGA2		MLVGA3		DCAP		DSIF
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	13,083	-	-	-	9,728	276,850	250,870
Realized gain (loss) on investments	(11,478)	15,498	(50)	-	-	773,493	505,272	714,167
Change in unrealized gain (loss) on investments	(282,395)	(158,443)	-	-	-	(431,561)	(6,942,403)	3,544,724
Reinvested capital gains	18,945	236,658	-	-	-	240,942	1,762,364	956,253

Net increase (decrease) in contract owners’ equity resulting from operations	(274,928)	106,796	(50)	-	-	592,602	(4,397,917)	5,466,014

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	3,315	4,153	50	-	2,546	115,230	545,656	608,675
Transfers between funds	23,780	76,800	-	-	47	(3,053,362)	(504,841)	(890,567)
Surrenders (notes 2, 3, 4, 5 and 6)	(63,382)	(139,180)	-	-	(4,692)	(68,338)	(1,013,642)	(709,702)
Adjustments to maintain reserves	(1)	11	-	-	2,099	(58)	12,330	43

Net equity transactions	(36,288)	(58,216)	50	-	-	(3,006,528)	(960,497)	(991,551)

Net change in contract owners’ equity	(311,216)	48,580	-	-	-	(2,413,926)	(5,358,414)	4,474,463
Contract owners’ equity at beginning of period	1,716,048	1,667,468	-	-	-	2,413,926	24,376,852	19,902,389

Contract owners’ equity at end of period	$1,404,832	1,716,048	-	-	-	-	19,018,438	24,376,852

CHANGE IN UNITS:
Beginning units	62,887	65,109	-	-	-	55,964	451,317	473,165
Units purchased	1,854	3,227	-	-	-	3,219	15,292	21,964
Units surrendered	(3,462)	(5,449)	-	-	-	(59,183)	(35,535)	(43,812)

Ending units	61,279	62,887	-	-	-	-	431,074	451,317

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	DVSCS		CLVGT2		DWVSVS		DFVEA
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$49,578	44,321	-	-	11,086	16,729	2,397	-
Realized gain (loss) on investments	69,161	290,848	(11)	-	24,269	83,234	-	-
Change in unrealized gain (loss) on investments	(1,815,089)	1,017,775	(118)	-	(495,246)	677,758	(1,004)	-
Reinvested capital gains	663,867	90,755	95	-	147,795	-	3,516	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,032,483)	1,443,699	(34)	-	(312,096)	777,721	4,909	-

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	188,494	229,790	-	-	115,523	145,314	127,925	-
Transfers between funds	(112,104)	(628,972)	358	-	(200,531)	(736,094)	203	-
Surrenders (notes 2, 3, 4, 5 and 6)	(264,458)	(566,636)	(32)	-	(95,198)	(128,429)	(5)	-
Adjustments to maintain reserves	2,926	(33)	-	-	440	20	4	-

Net equity transactions	(185,142)	(965,851)	326	-	(179,766)	(719,189)	128,127	-

Net change in contract owners’ equity	(1,217,625)	477,848	292	-	(491,862)	58,532	133,036	-
Contract owners’ equity at beginning of period	6,235,250	5,757,402	-	-	2,597,399	2,538,867	-	-

Contract owners’ equity at end of period	$5,017,625	6,235,250	292	-	2,105,537	2,597,399	133,036	-

CHANGE IN UNITS:
Beginning units	123,569	143,928	-	-	104,562	136,970	-	-
Units purchased	5,626	6,583	48	-	8,754	7,573	15,408	-
Units surrendered	(9,894)	(26,942)	(7)	-	(16,605)	(39,981)	-	-

Ending units	119,301	123,569	41	-	96,711	104,562	15,408	-

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	DFVGB		DFVGMI		DFVIPS		DFVIS
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$340,592	163,124	65,925	78,335	430,265	196,637	759,473	737,681
Realized gain (loss) on investments	(200,727)	(41,381)	379,148	27,924	31,164	43,825	(24,020)	459,083
Change in unrealized gain (loss) on investments	(1,563,967)	(345,400)	(868,063)	328,193	(1,047,360)	(63,610)	(6,531,068)	482,357
Reinvested capital gains	-	2,141	64,339	175,613	-	35,317	517,049	1,989,621

Net increase (decrease) in contract owners’ equity resulting from operations	(1,424,102)	(221,516)	(358,651)	610,065	(585,931)	212,169	(5,278,566)	3,668,742

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	2,417,511	2,755,662	1,256,479	628,246	1,033,272	684,596	3,689,129	3,748,125
Transfers between funds	(842,554)	1,450,100	(1,747,131)	526,105	470,348	994,897	2,922,414	(1,512,560)
Surrenders (notes 2, 3, 4, 5 and 6)	(1,163,860)	(1,088,450)	(276,485)	(178,345)	(251,209)	(245,331)	(1,943,873)	(1,551,966)
Adjustments to maintain reserves	5,575	1,228	384	(2)	(573)	1,776	6,390	(1,404)

Net equity transactions	416,672	3,118,540	(766,753)	976,004	1,251,838	1,435,938	4,674,060	682,195

Net change in contract owners’ equity	(1,007,430)	2,897,024	(1,125,404)	1,586,069	665,907	1,648,107	(604,506)	4,350,937
Contract owners’ equity at beginning of period	22,122,759	19,225,735	5,539,353	3,953,284	4,398,715	2,750,608	29,431,864	25,080,927

Contract owners’ equity at end of period	$21,115,329	22,122,759	4,413,949	5,539,353	5,064,622	4,398,715	28,827,358	29,431,864

CHANGE IN UNITS:
Beginning units	1,868,950	1,607,313	363,149	295,982	338,091	223,212	1,284,823	1,254,355
Units purchased	260,224	471,003	126,739	84,513	146,659	136,581	372,993	188,405
Units surrendered	(224,708)	(209,366)	(164,909)	(17,346)	(40,117)	(21,702)	(129,787)	(157,937)

Ending units	1,904,466	1,868,950	324,979	363,149	444,633	338,091	1,528,029	1,284,823

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	DFVIV		DFVSTF		DFVULV		DFVUTV
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$1,300,215	1,228,775	249,925	1,302	923,741	682,020	405,352	413,214
Realized gain (loss) on investments	255,836	80,259	(47,920)	(6,987)	675,702	757,632	247,449	1,415,510
Change in unrealized gain (loss) on investments	(2,769,322)	3,253,887	(446,768)	(33,110)	(4,082,448)	7,239,244	(4,327,018)	4,988,910
Reinvested capital gains	361,328	-	-	-	499,287	-	2,401,040	2,075,314

Net increase (decrease) in contract owners’ equity resulting from operations	(851,943)	4,562,921	(244,763)	(38,795)	(1,983,718)	8,678,896	(1,273,177)	8,892,948

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	4,717,598	4,341,694	2,224,207	2,462,603	4,782,245	4,350,674	4,077,973	3,616,009
Transfers between funds	(199,454)	(927,667)	(1,757,184)	1,201,068	(832,556)	(1,421,081)	(1,013,088)	(3,290,750)
Surrenders (notes 2, 3, 4, 5 and 6)	(2,208,617)	(1,547,285)	(1,572,795)	(1,209,545)	(2,524,089)	(2,255,039)	(2,106,347)	(1,863,961)
Adjustments to maintain reserves	4,837	(1,802)	5,073	(1,914)	7,393	21,594	(3,663)	21,690

Net equity transactions	2,314,364	1,864,940	(1,100,699)	2,452,212	1,432,993	696,148	954,875	(1,517,012)

Net change in contract owners’ equity	1,462,421	6,427,861	(1,345,462)	2,413,417	(550,725)	9,375,044	(318,302)	7,375,936
Contract owners’ equity at beginning of period	31,586,157	25,158,296	20,619,547	18,206,130	41,708,326	32,333,282	30,892,360	23,516,424

Contract owners’ equity at end of period	$33,048,578	31,586,157	19,274,085	20,619,547	41,157,601	41,708,326	30,574,058	30,892,360

CHANGE IN UNITS:
Beginning units	1,807,763	1,700,699	1,916,380	1,688,867	1,315,343	1,295,368	954,848	1,015,289
Units purchased	319,360	281,697	251,406	474,101	182,306	178,579	154,000	226,261
Units surrendered	(167,934)	(174,633)	(355,496)	(246,588)	(133,109)	(158,604)	(122,269)	(286,702)

Ending units	1,959,189	1,807,763	1,812,290	1,916,380	1,364,540	1,315,343	986,579	954,848

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	DSGIBA		DSVCGA		ETVFR		FQB
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$145,413	83,658	2,658	4,132	1	-	15,211	13,893
Realized gain (loss) on investments	(13,749)	34,255	17,452	57,522	-	-	(3,624)	5,595
Change in unrealized gain (loss) on investments	(1,386,376)	214,797	(1,621,326)	294,121	-	-	(79,387)	(32,526)
Reinvested capital gains	421,882	50,596	468,339	103,520	-	-	9,041	4,819

Net increase (decrease) in contract owners’ equity resulting from operations	(832,830)	383,306	(1,132,877)	459,295	1	-	(58,759)	(8,219)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	2,366,170	1,841,252	1,692,740	1,551,836	696	-	39,109	39,013
Transfers between funds	106,090	81,759	22,508	(6,131)	(694)	-	79,732	(76,382)
Surrenders (notes 2, 3, 4, 5 and 6)	(484,163)	(271,384)	(403,356)	(264,959)	(3)	-	(28,021)	(25,311)
Adjustments to maintain reserves	(465)	(4)	(6,355)	(205)	-	-	186	(16)

Net equity transactions	1,987,632	1,651,623	1,305,537	1,280,541	(1)	-	91,006	(62,696)

Net change in contract owners’ equity	1,154,802	2,034,929	172,660	1,739,836	-	-	32,247	(70,915)
Contract owners’ equity at beginning of period	5,070,036	3,035,107	3,243,957	1,504,121	-	-	555,645	626,560

Contract owners’ equity at end of period	$6,224,838	5,070,036	3,416,617	3,243,957	-	-	587,892	555,645

CHANGE IN UNITS:
Beginning units	313,589	208,291	129,908	73,954	-	-	28,072	31,213
Units purchased	170,417	129,298	91,550	68,171	69	-	7,274	2,857
Units surrendered	(31,145)	(24,000)	(23,916)	(12,217)	(69)	-	(2,608)	(5,998)

Ending units	452,861	313,589	197,542	129,908	-	-	32,738	28,072

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FVU2		FB2		FC2		FCS
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	-	-	-	27	-	52,748	3,842
Realized gain (loss) on investments	-	-	(12,744)	-	-	-	43,181	226,150
Change in unrealized gain (loss) on investments	-	-	-	-	(197)	-	(4,213,692)	778,786
Reinvested capital gains	-	-	-	-	394	-	602,917	1,277,426

Net increase (decrease) in contract owners’ equity resulting from operations	-	-	(12,744)	-	224	-	(3,514,846)	2,286,204

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	176,214	-	-	-	2,657,125	3,458,177
Transfers between funds	87	-	(163,470)	-	9,031	-	1,245,002	929,142
Surrenders (notes 2, 3, 4, 5 and 6)	(87)	-	-	-	-	-	(917,791)	(845,790)
Adjustments to maintain reserves	-	-	-	-	-	-	(7,455)	4,480

Net equity transactions	-	-	12,744	-	9,031	-	2,976,881	3,546,009

Net change in contract owners’ equity	-	-	-	-	9,255	-	(537,965)	5,832,213
Contract owners’ equity at beginning of period	-	-	-	-	-	-	12,361,622	6,529,409

Contract owners’ equity at end of period	$-	-	-	-	9,255	-	11,823,657	12,361,622

CHANGE IN UNITS:
Beginning units	-	-	-	-	-	-	667,616	450,346
Units purchased	9	-	20,379	-	1,253	-	270,290	280,628
Units surrendered	(9)	-	(20,379)	-	-	-	(70,501)	(63,358)

Ending units	-	-	-	-	1,253	-	867,405	667,616

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FEIS		FEMS		FF10S		FF20S
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$208,632	198,630	110,830	133,521	32,634	16,909	69,735	39,002
Realized gain (loss) on investments	59,293	28,042	(28,676)	78,644	(1,280)	19,798	(6,252)	22,445
Change in unrealized gain (loss) on investments	(1,278,192)	815,236	(1,416,447)	(1,104,054)	(366,753)	2,183	(1,038,940)	84,420
Reinvested capital gains	385,707	1,219,482	-	630,198	95,757	60,971	350,121	170,563

Net increase (decrease) in contract owners’ equity resulting from operations	(624,560)	2,261,390	(1,334,293)	(261,691)	(239,642)	99,861	(625,336)	316,430

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	596,883	700,463	1,202,889	1,431,817	57,969	73,098	185,382	248,212
Transfers between funds	(8,064)	954,363	826,340	1,869,524	(361)	(19,578)	(2,862)	649,097
Surrenders (notes 2, 3, 4, 5 and 6)	(593,642)	(559,935)	(515,509)	(265,739)	(132,864)	(104,914)	(226,315)	(198,425)
Adjustments to maintain reserves	5,289	256	(1,389)	(1,043)	30	(33)	345	8

Net equity transactions	466	1,095,147	1,512,331	3,034,559	(75,226)	(51,427)	(43,450)	698,892

Net change in contract owners’ equity	(624,094)	3,356,537	178,038	2,772,868	(314,868)	48,434	(668,786)	1,015,322
Contract owners’ equity at beginning of period	11,976,681	8,620,144	6,508,570	3,735,702	1,788,407	1,739,973	3,965,895	2,950,573

Contract owners’ equity at end of period	$11,352,587	11,976,681	6,686,608	6,508,570	1,473,539	1,788,407	3,297,109	3,965,895

CHANGE IN UNITS:
Beginning units	328,816	295,420	471,434	264,410	64,020	65,894	123,004	100,177
Units purchased	24,289	54,569	197,732	231,069	2,316	3,158	7,908	31,876
Units surrendered	(24,715)	(21,173)	(61,787)	(24,045)	(5,308)	(5,032)	(9,419)	(9,049)

Ending units	328,390	328,816	607,379	471,434	61,028	64,020	121,493	123,004

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FF30S		FG2		FGS		FIGBP2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$187,109	112,618	1	-	269,926	-	759	-
Realized gain (loss) on investments	101,812	109,127	(36)	-	1,354,273	1,654,205	-	-
Change in unrealized gain (loss) on investments	(2,963,555)	578,345	(13)	-	(21,036,497)	(2,533,308)	424	-
Reinvested capital gains	687,677	454,395	16	-	3,990,822	11,515,858	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,986,957)	1,254,485	(32)	-	(15,421,476)	10,636,755	1,183	-

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	579,346	642,683	3	-	9,902,301	7,861,023	-	-
Transfers between funds	(19,338)	151,146	105	-	(5,274,240)	3,725,638	32,694	-
Surrenders (notes 2, 3, 4, 5 and 6)	(719,638)	(585,627)	(23)	-	(4,300,818)	(3,445,676)	(15)	-
Adjustments to maintain reserves	3,512	134	(1)	-	(17,279)	4,908	2	-

Net equity transactions	(156,118)	208,336	84	-	309,964	8,145,893	32,681	-

Net change in contract owners’ equity	(2,143,075)	1,462,821	52	-	(15,111,512)	18,782,648	33,864	-
Contract owners’ equity at beginning of period	11,656,900	10,194,079	-	-	64,193,855	45,411,207	-	-

Contract owners’ equity at end of period	$9,513,825	11,656,900	52	-	49,082,343	64,193,855	33,864	-

CHANGE IN UNITS:
Beginning units	314,208	308,413	-	-	876,545	763,199	-	-
Units purchased	19,092	23,523	35	-	175,951	178,895	3,924	-
Units surrendered	(24,540)	(17,728)	(28)	-	(164,539)	(65,549)	-	-

Ending units	308,760	314,208	7	-	887,957	876,545	3,924	-

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FIGBS		FMC2		FMCS		FNRS2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$152,241	151,192	10	-	41,062	62,454	251,251	178,236
Realized gain (loss) on investments	(97,169)	38,895	-	-	369,840	307,743	887,022	(691,740)
Change in unrealized gain (loss) on investments	(1,438,839)	(440,907)	(111)	-	(2,935,042)	353,600	3,896,104	3,786,793
Reinvested capital gains	383,423	208,297	152	-	680,361	1,944,784	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,000,344)	(42,523)	51	-	(1,843,779)	2,668,581	5,034,377	3,273,289

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	422,839	533,265	3,744	-	582,993	607,828	1,244,580	957,301
Transfers between funds	(176,924)	834,205	-	-	(1,058,956)	(297,339)	(1,146,090)	(1,661,927)
Surrenders (notes 2, 3, 4, 5 and 6)	(642,031)	(642,106)	-	-	(895,912)	(963,866)	(1,040,695)	(769,877)
Adjustments to maintain reserves	3,479	(16)	-	-	4,358	23,551	1,888	81

Net equity transactions	(392,637)	725,348	3,744	-	(1,367,517)	(629,826)	(940,317)	(1,474,422)

Net change in contract owners’ equity	(1,392,981)	682,825	3,795	-	(3,211,296)	2,038,755	4,094,060	1,798,867
Contract owners’ equity at beginning of period	7,827,146	7,144,321	-	-	12,836,592	10,797,837	8,212,104	6,413,237

Contract owners’ equity at end of period	$6,434,165	7,827,146	3,795	-	9,625,296	12,836,592	12,306,164	8,212,104

CHANGE IN UNITS:
Beginning units	390,307	353,680	-	-	244,040	257,638	469,829	568,083
Units purchased	49,116	83,963	454	-	18,240	20,469	99,369	76,961
Units surrendered	(70,528)	(47,336)	-	-	(47,367)	(34,067)	(136,908)	(175,215)

Ending units	368,895	390,307	454	-	214,913	244,040	432,290	469,829

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FOS		FRESS		FVSS		FVSS2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$60,361	25,184	59,628	42,768	114	172	1,818	-
Realized gain (loss) on investments	(24,128)	619,061	6,110	28,985	(2)	145	13,112	-
Change in unrealized gain (loss) on investments	(1,704,179)	11,278	(1,588,240)	1,143,172	(1,523)	1,987	(5,520)	-
Reinvested capital gains	48,088	445,863	124,942	26,005	521	1,006	7,723	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,619,858)	1,101,386	(1,397,560)	1,240,930	(890)	3,310	17,133	-

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,323,808	933,382	864,084	716,253	-	-	32,757	-
Transfers between funds	562,914	(1,199,324)	49,401	630,844	(640)	(281)	159,304	-
Surrenders (notes 2, 3, 4, 5 and 6)	(498,333)	(413,759)	(300,888)	(168,003)	(598)	(550)	(4,838)	-
Adjustments to maintain reserves	1,033	44	(2,220)	(1,186)	4	20	(13)	-

Net equity transactions	1,389,422	(679,657)	610,377	1,177,908	(1,234)	(811)	187,210	-

Net change in contract owners’ equity	(230,436)	421,729	(787,183)	2,418,838	(2,124)	2,499	204,343	-
Contract owners’ equity at beginning of period	6,132,392	5,710,663	4,976,830	2,557,992	12,723	10,224	-	-

Contract owners’ equity at end of period	$5,901,956	6,132,392	4,189,647	4,976,830	10,599	12,723	204,343	-

CHANGE IN UNITS:
Beginning units	350,086	389,820	323,139	230,628	303	325	-	-
Units purchased	155,437	75,925	93,018	112,457	4	-	26,361	-
Units surrendered	(58,763)	(115,659)	(40,346)	(19,946)	(35)	(22)	(5,284)	-

Ending units	446,760	350,086	375,811	323,139	272	303	21,077	-

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FEOVF		FTVDM2		FTVFA1		FTVFA2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	-	8,466	3,246	9,725	9,800	21,681	25,152
Realized gain (loss) on investments	-	-	23	13,044	(37,753)	(12,454)	(15,082)	(9,001)
Change in unrealized gain (loss) on investments	-	-	(119,797)	(46,140)	(110,430)	59,018	(380,868)	144,311
Reinvested capital gains	-	-	24,464	7,439	48,029	-	130,319	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	-	(86,844)	(22,411)	(90,429)	56,364	(243,950)	160,462

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	414	-	17,007	14,383	30,899	38,492	12,984	12,983
Transfers between funds	622	-	12,133	67,128	2,030	9,324	-	(212)
Surrenders (notes 2, 3, 4, 5 and 6)	-	-	(21,870)	(33,692)	(56,365)	(46,827)	(26,237)	(28,283)
Adjustments to maintain reserves	1	-	(6)	-	864	39	2	7

Net equity transactions	1,037	-	7,264	47,819	(22,572)	1,028	(13,251)	(15,505)

Net change in contract owners’ equity	1,037	-	(79,580)	25,408	(113,001)	57,392	(257,201)	144,957
Contract owners’ equity at beginning of period	-	-	386,574	361,166	555,243	497,851	1,529,220	1,384,263

Contract owners’ equity at end of period	$1,037	-	306,994	386,574	442,242	555,243	1,272,019	1,529,220

CHANGE IN UNITS:
Beginning units	-	-	26,242	23,110	24,697	24,760	68,897	69,652
Units purchased	114	-	2,533	5,749	2,180	2,581	703	615
Units surrendered	-	-	(2,063)	(2,617)	(3,549)	(2,644)	(1,375)	(1,370)

Ending units	114	-	26,712	26,242	23,328	24,697	68,225	68,897

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FTVGB1		FTVGI2		FTVIS1		FTVIS2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	-	-	-	224,818	181,776	31,264	30,486
Realized gain (loss) on investments	(136,259)	(252,836)	(24,686)	(75,956)	4,712	52,481	2,253	3,000
Change in unrealized gain (loss) on investments	(77,866)	5,686	(19,819)	27,672	(569,423)	383,422	(83,424)	66,946
Reinvested capital gains	-	-	-	-	85,720	-	12,690	-

Net increase (decrease) in contract owners’ equity resulting from operations	(214,125)	(247,150)	(44,505)	(48,284)	(254,173)	617,679	(37,217)	100,432

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	331,702	345,730	7,918	10,793	594,299	494,927	4,600	7,784
Transfers between funds	(137,215)	(359,307)	(10,665)	(30,405)	(212,419)	194,015	(19,850)	(1,064)
Surrenders (notes 2, 3, 4, 5 and 6)	(457,613)	(484,985)	(33,650)	(46,788)	(406,881)	(365,332)	(34,381)	(24,290)
Adjustments to maintain reserves	2,430	1	(1)	(4)	3,303	8	(2)	(25)

Net equity transactions	(260,696)	(498,561)	(36,398)	(66,404)	(21,698)	323,618	(49,633)	(17,595)

Net change in contract owners’ equity	(474,821)	(745,711)	(80,903)	(114,688)	(275,871)	941,297	(86,850)	82,837
Contract owners’ equity at beginning of period	4,605,982	5,351,693	878,628	993,316	4,537,939	3,596,642	689,869	607,032

Contract owners’ equity at end of period	$4,131,161	4,605,982	797,725	878,628	4,262,068	4,537,939	603,019	689,869

CHANGE IN UNITS:
Beginning units	428,387	474,728	92,717	99,586	229,740	213,049	26,436	27,159
Units purchased	35,730	79,043	1,786	13,447	34,738	48,001	266	366
Units surrendered	(60,315)	(125,384)	(5,939)	(20,316)	(36,781)	(31,310)	(2,256)	(1,089)

Ending units	403,802	428,387	88,564	92,717	227,697	229,740	24,446	26,436

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FTVRDI		FTVSVI		TIF2		GVGMNS
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	483	36,709	37,472	13,064	11,485	-	-
Realized gain (loss) on investments	-	14,901	(42,936)	(31,452)	(10,783)	(19,813)	358	825
Change in unrealized gain (loss) on investments	-	(6,420)	(854,289)	655,871	(36,039)	34,193	(28,550)	1,184
Reinvested capital gains	-	1,463	527,116	83,572	-	-	4,490	14,240

Net increase (decrease) in contract owners’ equity resulting from operations	-	10,427	(333,400)	745,463	(33,758)	25,865	(23,702)	16,249

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	1,058	146,240	152,525	24,439	25,583	10,701	7,213
Transfers between funds	-	(51,907)	(82,003)	(192,487)	(981)	(6,991)	15,600	1,569
Surrenders (notes 2, 3, 4, 5 and 6)	-	(1,374)	(239,651)	(235,148)	(72,453)	(129,182)	(11,250)	(4,697)
Adjustments to maintain reserves	-	(12)	4,082	29	251	(9)	164	28

Net equity transactions	-	(52,235)	(171,332)	(275,081)	(48,744)	(110,599)	15,215	4,113

Net change in contract owners’ equity	-	(41,808)	(504,732)	470,382	(82,502)	(84,734)	(8,487)	20,362
Contract owners’ equity at beginning of period	-	41,808	3,419,989	2,949,607	511,707	596,441	118,961	98,599

Contract owners’ equity at end of period	$-	-	2,915,257	3,419,989	429,205	511,707	110,474	118,961

CHANGE IN UNITS:
Beginning units	-	1,015	76,985	83,440	51,135	62,081	6,788	6,536
Units purchased	-	23	4,486	11,015	3,198	3,021	1,887	669
Units surrendered	-	(1,038)	(8,705)	(17,470)	(7,912)	(13,967)	(877)	(417)

Ending units	-	-	72,766	76,985	46,421	51,135	7,798	6,788

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	GVMSAS		RINF		RTEC		RVARS
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$18,041	7,041	-	-	-	-	13,873	-
Realized gain (loss) on investments	(11,891)	3,854	-	-	(58)	-	11,230	11,382
Change in unrealized gain (loss) on investments	(34,016)	(2,246)	(1,759)	-	(34)	-	(77,277)	36,937
Reinvested capital gains	-	-	914	-	6	-	12,052	26,522

Net increase (decrease) in contract owners’ equity resulting from operations	(27,866)	8,649	(845)	-	(86)	-	(40,122)	74,841

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	140,988	104,094	12,428	-	5	-	75,382	68,713
Transfers between funds	54,513	283,414	-	-	159	-	78,314	137,763
Surrenders (notes 2, 3, 4, 5 and 6)	(99,158)	(22,324)	-	-	(2)	-	(66,142)	(59,309)
Adjustments to maintain reserves	30	15	(2)	-	(1)	-	778	(12)

Net equity transactions	96,373	365,199	12,426	-	161	-	88,332	147,155

Net change in contract owners’ equity	68,507	373,848	11,581	-	75	-	48,210	221,996
Contract owners’ equity at beginning of period	474,576	100,728	-	-	-	-	1,104,243	882,247

Contract owners’ equity at end of period	$543,083	474,576	11,581	-	75	-	1,152,453	1,104,243

CHANGE IN UNITS:
Beginning units	41,081	9,141	-	-	-	-	86,802	74,972
Units purchased	39,244	36,547	2,353	-	49	-	14,837	21,687
Units surrendered	(30,026)	(4,607)	-	-	(37)	-	(7,860)	(9,857)

Ending units	50,299	41,081	2,353	-	12	-	93,779	86,802

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	SBLQ		ACEG		AVMCCI		IVBRA1
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	-	-	-	1,073	2,083	888,151	347,044
Realized gain (loss) on investments	-	-	(19)	1,827	(18,059)	(2,676)	(127,521)	(6,387)
Change in unrealized gain (loss) on investments	-	-	(75,702)	(3,992)	(104,447)	82,443	(2,926,906)	237,127
Reinvested capital gains	-	-	30,518	16,642	64,110	-	413,844	345,689

Net increase (decrease) in contract owners’ equity resulting from operations	-	-	(45,203)	14,477	(57,323)	81,850	(1,752,432)	923,473

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	207	-	2,141	2,462	7,937	10,113	3,055,818	2,280,397
Transfers between funds	311	-	-	102,431	(46,113)	(15,435)	(135,306)	(439,629)
Surrenders (notes 2, 3, 4, 5 and 6)	-	-	(2,309)	(5,173)	(19,671)	(14,994)	(1,059,221)	(830,336)
Adjustments to maintain reserves	4	-	(10)	19	78	1	(98)	19,491

Net equity transactions	522	-	(178)	99,739	(57,769)	(20,315)	1,861,193	1,029,923

Net change in contract owners’ equity	522	-	(45,381)	114,216	(115,092)	61,535	108,761	1,953,396
Contract owners’ equity at beginning of period	-	-	145,388	31,172	406,762	345,227	11,310,265	9,356,869

Contract owners’ equity at end of period	$522	-	100,007	145,388	291,670	406,762	11,419,026	11,310,265

CHANGE IN UNITS:
Beginning units	-	-	3,417	820	16,067	16,806	714,548	647,561
Units purchased	56	-	65	2,768	413	3,191	212,267	151,830
Units surrendered	-	-	(70)	(171)	(3,043)	(3,930)	(84,507)	(84,843)

Ending units	56	-	3,412	3,417	13,437	16,067	842,308	714,548

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	IVDDI		OVAG		OVGI		OVGS
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$371	-	-	-	-	35,253	-	-
Realized gain (loss) on investments	-	-	(10,661)	31,023	-	1,036,912	88,313	222,142
Change in unrealized gain (loss) on investments	(1,323)	-	(401,766)	(21,868)	-	(187,675)	(3,309,765)	279,336
Reinvested capital gains	2,432	-	168,166	68,969	-	287,383	974,086	341,775

Net increase (decrease) in contract owners’ equity resulting from operations	1,480	-	(244,261)	78,124	-	1,171,873	(2,247,366)	843,253

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	50,942	30,135	(6,208)	215,113	906,104	775,538
Transfers between funds	18,062	-	9,797	270,485	10	(5,487,557)	70,751	271,633
Surrenders (notes 2, 3, 4, 5 and 6)	-	-	(22,891)	(30,055)	(1,382)	(270,891)	(399,706)	(454,819)
Adjustments to maintain reserves	(6)	-	166	(5)	7,580	(727)	3,271	4

Net equity transactions	18,056	-	38,014	270,560	-	(5,544,062)	580,420	592,356

Net change in contract owners’ equity	19,536	-	(206,247)	348,684	-	(4,372,189)	(1,666,946)	1,435,609
Contract owners’ equity at beginning of period	-	-	730,812	382,128	-	4,372,189	7,029,432	5,593,823

Contract owners’ equity at end of period	$19,536	-	524,565	730,812	-	-	5,362,486	7,029,432

CHANGE IN UNITS:
Beginning units	-	-	41,386	25,773	-	116,043	194,708	178,943
Units purchased	1,973	-	14,995	18,427	2	10,999	45,108	37,802
Units surrendered	-	-	(13,340)	(2,814)	(2)	(127,042)	(22,135)	(22,037)

Ending units	1,973	-	43,041	41,386	-	-	217,681	194,708

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	OVIG		OVSB		OVSC		WRASP
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	-	-	20,018	22,822	14,044	166,922	183,980
Realized gain (loss) on investments	(38,813)	173,250	(4,090)	(22,730)	8,818	340,323	(80,109)	(18,022)
Change in unrealized gain (loss) on investments	(3,291,693)	(211,522)	(43,043)	(16,912)	(1,222,108)	85,012	(2,651,324)	(228,731)
Reinvested capital gains	1,276,263	672,048	-	-	495,187	236,187	827,252	1,184,669

Net increase (decrease) in contract owners’ equity resulting from operations	(2,054,243)	633,776	(47,133)	(19,624)	(695,281)	675,566	(1,737,259)	1,121,896

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,850,189	1,566,888	22,118	13,912	1,050,023	690,088	645,751	691,400
Transfers between funds	(106,502)	(909,316)	(5,469)	(142,873)	210,953	167,189	138,313	(108,509)
Surrenders (notes 2, 3, 4, 5 and 6)	(469,684)	(420,901)	(10,295)	(12,763)	(378,062)	(413,687)	(761,786)	(895,821)
Adjustments to maintain reserves	2,069	(23)	56	35	98	95	8,880	648

Net equity transactions	1,276,072	236,648	6,410	(141,689)	883,012	443,685	31,158	(312,282)

Net change in contract owners’ equity	(778,171)	870,424	(40,723)	(161,313)	187,731	1,119,251	(1,706,101)	809,614
Contract owners’ equity at beginning of period	7,612,456	6,742,032	413,952	575,265	4,117,832	2,998,581	11,842,839	11,033,225

Contract owners’ equity at end of period	$6,834,285	7,612,456	373,229	413,952	4,305,563	4,117,832	10,136,738	11,842,839

CHANGE IN UNITS:
Beginning units	471,376	460,143	33,822	45,398	78,232	69,816	570,013	586,496
Units purchased	174,780	108,798	2,018	1,161	28,221	29,400	51,265	43,152
Units surrendered	(65,414)	(97,565)	(1,398)	(12,737)	(9,266)	(20,984)	(49,035)	(59,635)

Ending units	580,742	471,376	34,442	33,822	97,187	78,232	572,243	570,013

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	WRBDP		WRBP		WRCEP		WRDIV
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$22,452	19,893	9,242	8,499	3,151	8,160	30,459	18,979
Realized gain (loss) on investments	(6,776)	647	(6,832)	5,634	7,437	33,104	(27,540)	(21,397)
Change in unrealized gain (loss) on investments	(208,032)	(68,084)	(463,933)	61,221	(577,274)	283,842	(296,610)	136,976
Reinvested capital gains	25,606	40,629	311,302	51,799	280,985	57,241	191,251	-

Net increase (decrease) in contract owners’ equity resulting from operations	(166,750)	(6,915)	(150,221)	127,153	(285,701)	382,347	(102,440)	134,558

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	49,393	56,538	46,610	42,227	79,896	77,352	40,818	49,359
Transfers between funds	28,194	79,945	23,273	10,921	31,398	(31,693)	2,698	(9,633)
Surrenders (notes 2, 3, 4, 5 and 6)	(69,953)	(54,807)	(32,722)	(37,759)	(76,568)	(144,541)	(57,040)	(49,102)
Adjustments to maintain reserves	1,466	(53)	830	(24)	1,871	(28)	1,210	(26)

Net equity transactions	9,100	81,623	37,991	15,365	36,597	(98,910)	(12,314)	(9,402)

Net change in contract owners’ equity	(157,650)	74,708	(112,230)	142,518	(249,104)	283,437	(114,754)	125,156
Contract owners’ equity at beginning of period	1,047,421	972,713	930,023	787,505	1,662,469	1,379,032	932,105	806,949

Contract owners’ equity at end of period	$889,771	1,047,421	817,793	930,023	1,413,365	1,662,469	817,351	932,105

CHANGE IN UNITS:
Beginning units	59,357	54,657	30,636	30,083	35,217	37,667	38,026	38,508
Units purchased	5,431	8,180	3,146	2,015	3,380	2,074	2,491	2,918
Units surrendered	(4,911)	(3,480)	(1,689)	(1,462)	(2,382)	(4,524)	(2,923)	(3,400)

Ending units	59,877	59,357	32,093	30,636	36,215	35,217	37,594	38,026

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	WRENG		WRGNR		WRGP		WRHIP
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$12,067	4,670	12,033	10,602	-	-	243,578	218,941
Realized gain (loss) on investments	(9,197)	(41,887)	1,833	(18,166)	3,912	14,020	(51,453)	(12,472)
Change in unrealized gain (loss) on investments	166,869	143,576	111,538	160,487	(1,039,237)	321,726	(638,721)	8,984
Reinvested capital gains	-	-	-	-	429,441	186,001	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	169,739	106,359	125,404	152,923	(605,884)	521,747	(446,596)	215,453

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	23,459	23,370	39,384	42,139	85,297	87,989	239,882	251,805
Transfers between funds	(103,372)	(40,742)	(134,580)	(10,508)	7,373	(28,971)	98,734	203,766
Surrenders (notes 2, 3, 4, 5 and 6)	(16,498)	(18,536)	(72,918)	(33,855)	(110,931)	(88,727)	(276,797)	(274,105)
Adjustments to maintain reserves	685	(13)	1,302	(30)	1,752	(41)	2,254	(115)

Net equity transactions	(95,726)	(35,921)	(166,812)	(2,254)	(16,509)	(29,750)	64,073	181,351

Net change in contract owners’ equity	74,013	70,438	(41,408)	150,669	(622,393)	491,997	(382,523)	396,804
Contract owners’ equity at beginning of period	331,141	260,703	724,063	573,394	2,253,127	1,761,130	3,899,203	3,502,399

Contract owners’ equity at end of period	$405,154	331,141	682,655	724,063	1,630,734	2,253,127	3,516,680	3,899,203

CHANGE IN UNITS:
Beginning units	59,712	66,753	122,181	122,569	38,023	38,644	145,101	138,235
Units purchased	7,265	4,907	6,393	8,571	2,242	1,765	19,311	20,655
Units surrendered	(18,424)	(11,948)	(30,766)	(8,959)	(2,468)	(2,386)	(17,428)	(13,789)

Ending units	48,553	59,712	97,808	122,181	37,797	38,023	146,984	145,101

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	WRI2P		WRIP		WRLTBP		WRMCG
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$15,392	8,146	7,870	624	2,741	3,170	-	-
Realized gain (loss) on investments	(2,841)	9,605	(100,683)	(80,693)	(306)	71	544,651	270,935
Change in unrealized gain (loss) on investments	(179,235)	84,374	(277,887)	211,466	(13,014)	(5,100)	(2,799,735)	(166,446)
Reinvested capital gains	53,001	-	150,295	52,960	1,542	855	600,145	470,671

Net increase (decrease) in contract owners’ equity resulting from operations	(113,683)	102,125	(220,405)	184,357	(9,037)	(1,004)	(1,654,939)	575,160

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	35,843	39,021	49,688	60,573	4,674	6,155	118,192	189,627
Transfers between funds	9,227	(3,255)	(120,224)	(6,950)	117,603	34,374	(2,588,728)	2,746,378
Surrenders (notes 2, 3, 4, 5 and 6)	(44,958)	(49,423)	(71,778)	(102,638)	(6,558)	(6,404)	(296,875)	(246,189)
Adjustments to maintain reserves	1,269	(46)	1,413	(21)	174	65	2,364	96

Net equity transactions	1,381	(13,703)	(140,901)	(49,036)	115,893	34,190	(2,765,047)	2,689,912

Net change in contract owners’ equity	(112,302)	88,422	(361,306)	135,321	106,856	33,186	(4,419,986)	3,265,072
Contract owners’ equity at beginning of period	814,501	726,079	1,193,660	1,058,339	210,386	177,200	7,073,869	3,808,797

Contract owners’ equity at end of period	$702,199	814,501	832,354	1,193,660	317,242	210,386	2,653,883	7,073,869

CHANGE IN UNITS:
Beginning units	41,087	41,819	43,856	45,830	17,479	14,650	104,432	65,426
Units purchased	4,264	2,382	2,900	2,508	10,742	3,363	4,914	49,502
Units surrendered	(4,018)	(3,114)	(9,660)	(4,482)	(680)	(534)	(52,734)	(10,496)

Ending units	41,333	41,087	37,096	43,856	27,541	17,479	56,612	104,432

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	WRPAP		WRPCP		WRPMAP		WRPMAV
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$32,276	28,189	10,478	7,083	209,470	182,288	7,555	6,226
Realized gain (loss) on investments	(29,704)	3,219	(4,986)	376	(150,189)	613	629	3,365
Change in unrealized gain (loss) on investments	(462,097)	181,497	(95,463)	14,200	(2,543,542)	850,285	(102,970)	43,776
Reinvested capital gains	137,171	82,917	29,714	16,527	880,847	454,695	30,905	5,858

Net increase (decrease) in contract owners’ equity resulting from operations	(322,354)	295,822	(60,257)	38,186	(1,603,414)	1,487,881	(63,881)	59,225

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	102,481	116,188	28,747	41,036	632,211	713,889	64,146	55,183
Transfers between funds	(21,445)	17,303	(7,113)	2,881	(24,211)	(19,736)	7	(24)
Surrenders (notes 2, 3, 4, 5 and 6)	(87,759)	(68,939)	(26,063)	(24,551)	(617,007)	(891,963)	(42,712)	(41,413)
Adjustments to maintain reserves	1,340	(75)	219	(24)	11,903	(250)	(6)	(1)

Net equity transactions	(5,383)	64,477	(4,210)	19,342	2,896	(198,060)	21,435	13,745

Net change in contract owners’ equity	(327,737)	360,299	(64,467)	57,528	(1,600,518)	1,289,821	(42,446)	72,970
Contract owners’ equity at beginning of period	1,895,277	1,534,978	423,632	366,104	10,090,397	8,800,576	461,322	388,352

Contract owners’ equity at end of period	$1,567,540	1,895,277	359,165	423,632	8,489,879	10,090,397	418,876	461,322

CHANGE IN UNITS:
Beginning units	57,842	55,716	18,730	17,834	339,169	345,752	26,359	25,572
Units purchased	6,404	4,505	1,418	2,029	26,730	26,933	4,228	3,299
Units surrendered	(6,827)	(2,379)	(1,684)	(1,133)	(26,869)	(33,516)	(2,776)	(2,512)

Ending units	57,419	57,842	18,464	18,730	339,030	339,169	27,811	26,359

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	WRPMCP		WRPMCV		WRPMMV		WRPMP
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$21,858	17,168	37	13	8,892	5,054	146,813	118,587
Realized gain (loss) on investments	(45,267)	446	(7)	4	(1,509)	1,176	(164,298)	8,129
Change in unrealized gain (loss) on investments	(187,533)	43,912	(358)	49	(105,304)	28,660	(1,528,965)	422,875
Reinvested capital gains	68,578	37,422	221	17	53,245	3,837	533,973	276,191

Net increase (decrease) in contract owners’ equity resulting from operations	(142,364)	98,948	(107)	83	(44,676)	38,727	(1,012,477)	825,782

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	53,653	75,774	-	-	20,027	20,618	593,712	432,218
Transfers between funds	951	8,721	-	-	(12)	10	(94,786)	(6,494)
Surrenders (notes 2, 3, 4, 5 and 6)	(209,150)	(38,116)	(28)	(29)	(18,724)	(18,057)	(601,351)	(319,992)
Adjustments to maintain reserves	2,541	(32)	-	-	5	2	6,466	(122)

Net equity transactions	(152,005)	46,347	(28)	(29)	1,296	2,573	(95,959)	105,610

Net change in contract owners’ equity	(294,369)	145,295	(135)	54	(43,380)	41,300	(1,108,436)	931,392
Contract owners’ equity at beginning of period	930,974	785,679	847	793	339,859	298,559	6,535,894	5,604,502

Contract owners’ equity at end of period	$636,605	930,974	712	847	296,479	339,859	5,427,458	6,535,894

CHANGE IN UNITS:
Beginning units	37,297	35,370	54	56	20,507	20,355	240,213	236,176
Units purchased	2,765	3,634	-	-	1,369	1,326	28,356	17,017
Units surrendered	(10,175)	(1,707)	(2)	(2)	(1,274)	(1,174)	(33,287)	(12,980)

Ending units	29,887	37,297	52	54	20,602	20,507	235,282	240,213

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	WRRESP		WRSCP		WRSCV		WRSTP
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$2,543	2,807	-	14,672	-	-	-	-
Realized gain (loss) on investments	2,327	(111)	(26,409)	28,736	(13,237)	2,907	(40,976)	84,103
Change in unrealized gain (loss) on investments	(130,961)	106,089	(664,367)	(161,957)	(129,287)	77,088	(1,251,427)	(551,356)
Reinvested capital gains	37,934	4,720	283,910	179,570	78,350	-	299,759	890,117

Net increase (decrease) in contract owners’ equity resulting from operations	(88,157)	113,505	(406,866)	61,021	(64,174)	79,995	(992,644)	422,864

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	14,919	18,232	83,390	82,643	15,484	28,708	127,931	133,944
Transfers between funds	3,046	(7,596)	47,882	(25,191)	13,245	(26,790)	37,659	(23,709)
Surrenders (notes 2, 3, 4, 5 and 6)	(30,378)	(16,389)	(57,451)	(132,031)	(36,533)	(43,082)	(161,996)	(259,124)
Adjustments to maintain reserves	352	(11)	1,287	(50)	498	(15)	1,779	488

Net equity transactions	(12,061)	(5,764)	75,108	(74,629)	(7,306)	(41,179)	5,373	(148,401)

Net change in contract owners’ equity	(100,218)	107,741	(331,758)	(13,608)	(71,480)	38,816	(987,271)	274,463
Contract owners’ equity at beginning of period	368,604	260,863	1,495,891	1,509,499	426,517	387,701	3,136,556	2,862,093

Contract owners’ equity at end of period	$268,386	368,604	1,164,133	1,495,891	355,037	426,517	2,149,285	3,136,556

CHANGE IN UNITS:
Beginning units	11,622	11,818	40,307	42,296	11,135	12,225	46,831	49,214
Units purchased	783	740	5,313	2,264	976	970	4,531	2,253
Units surrendered	(1,135)	(936)	(2,787)	(4,253)	(1,231)	(2,060)	(4,281)	(4,636)

Ending units	11,270	11,622	42,833	40,307	10,880	11,135	47,081	46,831

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	WRVP		JABIN		JACAS		JAEI
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$7,802	9,604	-	-	2,220	-	11,421	19,006
Realized gain (loss) on investments	6,120	5,337	-	-	168,404	420,785	43,575	203,866
Change in unrealized gain (loss) on investments	(205,626)	122,018	(21)	-	(2,945,181)	50,580	(2,023,597)	197,399
Reinvested capital gains	161,961	-	-	-	731,058	761,685	923,812	501,552

Net increase (decrease) in contract owners’ equity resulting from operations	(29,743)	136,959	(21)	-	(2,043,499)	1,233,050	(1,044,789)	921,823

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	20,738	20,135	2,196	-	158,795	132,898	580,420	550,910
Transfers between funds	61,918	(9,632)	-	-	(364,503)	(411,958)	(48,035)	(396,191)
Surrenders (notes 2, 3, 4, 5 and 6)	(27,256)	(34,868)	-	-	(282,989)	(412,836)	(252,653)	(309,656)
Adjustments to maintain reserves	430	2	3	-	3,257	(52)	1,322	(28)

Net equity transactions	55,830	(24,363)	2,199	-	(485,440)	(691,948)	281,054	(154,965)

Net change in contract owners’ equity	26,087	112,596	2,178	-	(2,528,939)	541,102	(763,735)	766,858
Contract owners’ equity at beginning of period	563,626	451,030	-	-	6,332,634	5,791,532	6,381,321	5,614,463

Contract owners’ equity at end of period	$589,713	563,626	2,178	-	3,803,695	6,332,634	5,617,586	6,381,321

CHANGE IN UNITS:
Beginning units	15,448	16,216	-	-	87,902	98,560	291,545	299,681
Units purchased	3,139	687	258	-	5,150	4,002	37,510	38,847
Units surrendered	(1,574)	(1,455)	-	-	(13,383)	(14,660)	(23,734)	(46,983)

Ending units	17,013	15,448	258	-	79,669	87,902	305,321	291,545

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	JAGTS		JAIGS		JAMGS		JMCVIN
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	39,096	45,881	30,653	5,360	11,102	50	-
Realized gain (loss) on investments	772,272	890,016	2,743	34,822	24,831	43,169	(4)	-
Change in unrealized gain (loss) on investments	(22,639,809)	72,489	(314,487)	321,779	(2,313,774)	250,180	(424)	-
Reinvested capital gains	5,935,517	4,482,599	-	-	1,173,445	418,781	286	-

Net increase (decrease) in contract owners’ equity resulting from operations	(15,932,020)	5,484,200	(265,863)	387,254	(1,110,138)	723,232	(92)	-

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	10,362,532	8,141,105	150,264	151,141	3,449,169	2,425,787	-	-
Transfers between funds	(978,803)	60,155	1,094	(127,677)	(30,704)	236,987	3,849	-
Surrenders (notes 2, 3, 4, 5 and 6)	(2,785,137)	(2,760,090)	(205,831)	(310,129)	(842,613)	(561,144)	(6)	-
Adjustments to maintain reserves	(16,887)	6,684	2,369	(91)	(200)	(663)	(1)	-

Net equity transactions	6,581,705	5,447,854	(52,104)	(286,756)	2,575,652	2,100,967	3,842	-

Net change in contract owners’ equity	(9,350,315)	10,932,054	(317,967)	100,498	1,465,514	2,824,199	3,750	-
Contract owners’ equity at beginning of period	41,086,560	30,154,506	3,044,569	2,944,071	6,481,562	3,657,363	-	-

Contract owners’ equity at end of period	$31,736,245	41,086,560	2,726,602	3,044,569	7,947,076	6,481,562	3,750	-

CHANGE IN UNITS:
Beginning units	616,779	532,999	192,456	210,839	317,751	208,957	-	-
Units purchased	229,242	139,201	13,204	16,711	204,892	137,406	395	-
Units surrendered	(88,325)	(55,421)	(16,599)	(35,094)	(58,011)	(28,612)	(2)	-

Ending units	757,696	616,779	189,061	192,456	464,632	317,751	393	-

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	LVCLGI		SBVSG2		LOVBD		LOVTRC
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	-	-	-	-	-	290,825	117,631
Realized gain (loss) on investments	-	-	-	-	-	-	(101,459)	46,409
Change in unrealized gain (loss) on investments	(23)	-	(21)	-	-	-	(1,213,440)	(217,808)
Reinvested capital gains	19	-	3	-	-	-	15,376	39,902

Net increase (decrease) in contract owners’ equity resulting from operations	(4)	-	(18)	-	-	-	(1,008,698)	(13,866)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,431	-	87	-	11	-	4,008,084	2,359,067
Transfers between funds	-	-	130	-	-	-	64,843	51,286
Surrenders (notes 2, 3, 4, 5 and 6)	-	-	-	-	(3)	-	(885,855)	(1,059,406)
Adjustments to maintain reserves	(3)	-	(1)	-	1	-	615	(25)

Net equity transactions	1,428	-	216	-	9	-	3,187,687	1,350,922

Net change in contract owners’ equity	1,424	-	198	-	9	-	2,178,989	1,337,056
Contract owners’ equity at beginning of period	-	-	-	-	-	-	6,102,634	4,765,578

Contract owners’ equity at end of period	$1,424	-	198	-	9	-	8,281,623	6,102,634

CHANGE IN UNITS:
Beginning units	-	-	-	-	-	-	507,902	395,653
Units purchased	213	-	30	-	1	-	385,309	225,956
Units surrendered	-	-	-	-	-	-	(91,310)	(113,707)

Ending units	213	-	30	-	1	-	801,901	507,902

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	MFBIE		MFBOV		MFFCA		MFTCG
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$63,059	60,961	69,475	44,659	-	-	-	-
Realized gain (loss) on investments	21,915	86,362	11,147	213,963	(68,101)	117,769	24,794	216,335
Change in unrealized gain (loss) on investments	(450,765)	109,793	(292,598)	559,181	(1,120,460)	(166,992)	(1,897,703)	(197,006)
Reinvested capital gains	-	-	154,505	-	344,661	752,122	384,542	963,698

Net increase (decrease) in contract owners’ equity resulting from operations	(365,791)	257,116	(57,471)	817,803	(843,900)	702,899	(1,488,367)	983,027

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	202,283	324,658	311,289	318,473	478,637	564,473	547,681	635,152
Transfers between funds	(3,399)	(234,318)	312,311	(843,290)	26,059	(450,569)	193,431	(41,819)
Surrenders (notes 2, 3, 4, 5 and 6)	(148,166)	(109,508)	(145,043)	(159,039)	(201,906)	(340,391)	(248,482)	(420,041)
Adjustments to maintain reserves	1,317	3	1,541	97	1,049	45	1,371	66

Net equity transactions	52,035	(19,165)	480,098	(683,759)	303,839	(226,442)	494,001	173,358

Net change in contract owners’ equity	(313,756)	237,951	422,627	134,044	(540,061)	476,457	(994,366)	1,156,385
Contract owners’ equity at beginning of period	2,580,028	2,342,077	2,963,468	2,829,424	4,551,442	4,074,985	5,688,940	4,532,555

Contract owners’ equity at end of period	$2,266,272	2,580,028	3,386,095	2,963,468	4,011,381	4,551,442	4,694,574	5,688,940

CHANGE IN UNITS:
Beginning units	203,014	204,648	122,589	152,165	119,412	125,875	116,876	113,134
Units purchased	22,014	37,295	31,990	22,338	16,584	17,828	19,125	16,614
Units surrendered	(17,292)	(38,929)	(12,446)	(51,914)	(7,433)	(24,291)	(6,698)	(12,872)

Ending units	207,736	203,014	142,133	122,589	128,563	119,412	129,303	116,876

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	MNDIC		MV2IGI		MV3MVI		MVFIC
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	-	18	45	17,475	4,400	271,305	251,798
Realized gain (loss) on investments	(183,820)	216,154	123	199	4,950	7,852	467,828	299,925
Change in unrealized gain (loss) on investments	(3,322,182)	(1,169,018)	(6,350)	1,608	(274,789)	73,534	(3,120,886)	3,224,753
Reinvested capital gains	1,514,650	1,072,480	2,301	2,421	145,681	3,727	1,156,306	419,310

Net increase (decrease) in contract owners’ equity resulting from operations	(1,991,352)	119,616	(3,908)	4,273	(106,683)	89,513	(1,225,447)	4,195,786

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	345,265	341,314	-	-	585,762	333,699	3,426,687	2,702,673
Transfers between funds	(66,728)	127,212	-	-	666,999	504,004	(1,745,557)	(486,230)
Surrenders (notes 2, 3, 4, 5 and 6)	(279,561)	(434,262)	(654)	(598)	(190,544)	(42,142)	(1,422,019)	(1,146,862)
Adjustments to maintain reserves	868	(34)	16	(23)	(1,940)	9	1,842	(137)

Net equity transactions	(156)	34,230	(638)	(621)	1,060,277	795,570	260,953	1,069,444

Net change in contract owners’ equity	(1,991,508)	153,846	(4,546)	3,652	953,594	885,083	(964,494)	5,265,230
Contract owners’ equity at beginning of period	6,616,809	6,462,963	20,416	16,764	924,660	39,577	21,222,553	15,957,323

Contract owners’ equity at end of period	$4,625,301	6,616,809	15,870	20,416	1,878,254	924,660	20,258,059	21,222,553

CHANGE IN UNITS:
Beginning units	173,596	172,612	698	722	51,244	2,873	467,562	441,043
Units purchased	21,872	25,650	-	-	77,227	51,331	79,678	79,627
Units surrendered	(22,712)	(24,666)	(26)	(24)	(14,354)	(2,960)	(72,905)	(53,108)

Ending units	172,756	173,596	672	698	114,117	51,244	474,335	467,562

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	MVIGIC		MVIVIC		MVIVSC		MVUIC
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$20,563	14,235	86,778	47,278	284	99	14,952	5,436
Realized gain (loss) on investments	(6,681)	60,543	363,815	337,239	1,299	1,804	8,163	1,985
Change in unrealized gain (loss) on investments	(718,285)	(30,783)	(4,295,151)	644,722	(21,485)	3,155	(37,488)	29,563
Reinvested capital gains	195,102	116,096	482,548	370,464	2,497	1,924	23,700	10,592

Net increase (decrease) in contract owners’ equity resulting from operations	(509,301)	160,091	(3,362,010)	1,399,703	(17,405)	6,982	9,327	47,576

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	677,037	741,989	642,682	726,605	-	-	202,461	113,714
Transfers between funds	316,271	1,112,865	(206,731)	(278,860)	-	-	182,369	144,547
Surrenders (notes 2, 3, 4, 5 and 6)	(194,759)	(122,938)	(864,628)	(758,844)	(3,119)	(3,347)	(71,346)	(40,341)
Adjustments to maintain reserves	95	(102)	3,193	66	17	(9)	(66)	4,508

Net equity transactions	798,644	1,731,814	(425,484)	(311,033)	(3,102)	(3,356)	313,418	222,428

Net change in contract owners’ equity	289,343	1,891,905	(3,787,494)	1,088,670	(20,507)	3,626	322,745	270,004
Contract owners’ equity at beginning of period	3,323,400	1,431,495	14,498,796	13,410,126	73,518	69,892	499,799	229,795

Contract owners’ equity at end of period	$3,612,743	3,323,400	10,711,302	14,498,796	53,011	73,518	822,544	499,799

CHANGE IN UNITS:
Beginning units	239,511	112,725	488,771	499,784	2,191	2,297	31,998	16,785
Units purchased	85,905	140,247	38,644	34,977	-	1	27,927	18,271
Units surrendered	(19,271)	(13,461)	(55,045)	(45,990)	(119)	(107)	(7,659)	(3,058)

Ending units	306,145	239,511	472,370	488,771	2,072	2,191	52,266	31,998

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	MSVFI		DTRTFB		DTRTFY		EIF
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$5,028	5,607	21,923	15,240	-	-	59,289	41,728
Realized gain (loss) on investments	(683)	1,006	(2,654)	(215)	(1,596)	-	24,626	95,879
Change in unrealized gain (loss) on investments	(26,938)	(16,569)	(120,249)	(19,628)	-	-	(605,394)	407,488
Reinvested capital gains	2,245	9,294	-	1,824	-	-	384,896	32,229

Net increase (decrease) in contract owners’ equity resulting from operations	(20,348)	(662)	(100,980)	(2,779)	(1,596)	-	(136,583)	577,324

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	6,680	6,784	153,172	205,140	-	-	182,240	233,444
Transfers between funds	-	(10,919)	(4,405)	(370,800)	1,604	-	602,126	(182,082)
Surrenders (notes 2, 3, 4, 5 and 6)	(8,538)	(6,953)	(43,153)	(42,766)	(8)	-	(135,420)	(247,547)
Adjustments to maintain reserves	(68)	(16)	114	3	-	-	712	71

Net equity transactions	(1,926)	(11,104)	105,728	(208,423)	1,596	-	649,658	(196,114)

Net change in contract owners’ equity	(22,274)	(11,766)	4,748	(211,202)	-	-	513,075	381,210
Contract owners’ equity at beginning of period	145,147	156,913	725,363	936,565	-	-	3,411,729	3,030,519

Contract owners’ equity at end of period	$122,873	145,147	730,111	725,363	-	-	3,924,804	3,411,729

CHANGE IN UNITS:
Beginning units	7,337	7,906	64,707	83,175	-	-	91,897	98,192
Units purchased	406	356	16,133	24,412	5,120	-	26,161	11,457
Units surrendered	(493)	(925)	(5,794)	(42,880)	(5,120)	-	(7,948)	(17,752)

Ending units	7,250	7,337	75,046	64,707	-	-	110,110	91,897

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	GBF		GEM		GIG		GVAAA2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$51,323	48,511	134,701	162,307	32,657	27,229	-	593,143
Realized gain (loss) on investments	(106,203)	6,502	76,907	501,215	(5,738)	22,358	96,710	422,689
Change in unrealized gain (loss) on investments	(302,058)	(112,019)	(4,450,090)	(1,889,992)	(279,305)	76,082	(10,239,370)	5,626,081
Reinvested capital gains	-	-	-	-	109,051	-	2,167,391	324,621

Net increase (decrease) in contract owners’ equity resulting from operations	(356,938)	(57,006)	(4,238,482)	(1,226,470)	(143,335)	125,669	(7,975,269)	6,966,534

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	802,072	738,979	1,189,867	1,440,554	40,882	78,609	12,540,094	7,755,932
Transfers between funds	(892,570)	(505,092)	1,803,830	97,263	(25,077)	(98,630)	1,377,470	3,581,662
Surrenders (notes 2, 3, 4, 5 and 6)	(119,410)	(148,785)	(1,110,875)	(1,089,847)	(46,089)	(41,916)	(4,162,437)	(3,918,495)
Adjustments to maintain reserves	3,500	3	6,409	111	649	3	1,584	(352,793)

Net equity transactions	(206,408)	85,105	1,889,231	448,081	(29,635)	(61,934)	9,756,711	7,066,306

Net change in contract owners’ equity	(563,346)	28,099	(2,349,251)	(778,389)	(172,970)	63,735	1,781,442	14,032,840
Contract owners’ equity at beginning of period	2,869,118	2,841,019	16,377,390	17,155,779	1,019,401	955,666	58,619,174	44,586,334

Contract owners’ equity at end of period	$2,305,772	2,869,118	14,028,139	16,377,390	846,431	1,019,401	60,400,616	58,619,174

CHANGE IN UNITS:
Beginning units	172,812	167,559	1,230,609	1,195,307	67,613	71,410	1,896,804	1,654,942
Units purchased	55,795	54,678	297,585	198,718	3,994	10,437	536,509	400,192
Units surrendered	(69,792)	(49,425)	(127,497)	(163,416)	(6,234)	(14,234)	(167,445)	(158,330)

Ending units	158,815	172,812	1,400,697	1,230,609	65,373	67,613	2,265,868	1,896,804

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	GVABD2		GVAGG2		GVAGI2		GVAGR2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	15,605	-	-	-	38,424	-	-
Realized gain (loss) on investments	(2,004)	6,739	102,882	347,417	14,107	27,294	59,352	512,327
Change in unrealized gain (loss) on investments	(166,584)	(36,547)	(2,827,878)	727,936	(844,665)	634,310	(5,091,460)	1,509,828
Reinvested capital gains	21,644	4,343	423,325	249,446	92,116	66,434	1,199,835	190,946

Net increase (decrease) in contract owners’ equity resulting from operations	(146,944)	(9,860)	(2,301,671)	1,324,799	(738,442)	766,462	(3,832,273)	2,213,101

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	34,709	38,922	382,055	416,662	113,804	133,339	280,103	497,874
Transfers between funds	22,627	286,296	(144,685)	(119,115)	(41,542)	587,617	88,909	375,081
Surrenders (notes 2, 3, 4, 5 and 6)	(61,153)	(28,433)	(409,442)	(590,944)	(137,938)	(227,824)	(407,178)	(781,952)
Adjustments to maintain reserves	791	(19)	2,860	(33)	3,923	93	4,738	200

Net equity transactions	(3,026)	296,766	(169,212)	(293,430)	(61,753)	493,225	(33,428)	91,203

Net change in contract owners’ equity	(149,970)	286,906	(2,470,883)	1,031,369	(800,195)	1,259,687	(3,865,701)	2,304,304
Contract owners’ equity at beginning of period	1,151,056	864,150	9,118,965	8,087,596	4,399,622	3,139,935	12,673,130	10,368,826

Contract owners’ equity at end of period	$1,001,086	1,151,056	6,648,082	9,118,965	3,599,427	4,399,622	8,807,429	12,673,130

CHANGE IN UNITS:
Beginning units	70,590	52,616	203,816	209,693	125,439	110,692	215,538	214,322
Units purchased	5,074	25,561	19,565	19,759	4,290	22,811	9,740	25,062
Units surrendered	(5,256)	(7,587)	(25,118)	(25,636)	(6,358)	(8,064)	(10,627)	(23,846)

Ending units	70,408	70,590	198,263	203,816	123,371	125,439	214,651	215,538

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	GVDMA		GVDMC		GVEX1		GVEXD
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	16,290	-	1,061	1,866,261	2,692,780	1,438	-
Realized gain (loss) on investments	(43,510)	401,672	(3,756)	815	(239,739)	3,257,202	(7,276)	-
Change in unrealized gain (loss) on investments	(4,885,932)	796,228	(165,721)	27,943	(121,843,450)	20,501,121	(44,742)	-
Reinvested capital gains	3,000,448	157,435	91,372	4,345	92,577,312	819,835	48,683	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,928,994)	1,371,625	(78,105)	34,164	(27,639,616)	27,270,938	(1,897)	-

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	110,607	243,912	24,841	16,098	41,240,110	28,429,060	152,939	-
Transfers between funds	73,104	(24,364)	1,043	(6,716)	2,379,310	9,729,961	19,409	-
Surrenders (notes 2, 3, 4, 5 and 6)	(494,400)	(1,448,379)	24,412	(56,867)	(16,353,974)	(7,606,572)	(66,425)	-
Adjustments to maintain reserves	69	(8)	5	(15)	12,864	47,272	(5)	-

Net equity transactions	(310,620)	(1,228,839)	50,301	(47,500)	27,278,310	30,599,721	105,918	-

Net change in contract owners’ equity	(2,239,614)	142,786	(27,804)	(13,336)	(361,306)	57,870,659	104,021	-
Contract owners’ equity at beginning of period	10,601,170	10,458,384	513,203	526,539	143,460,448	85,589,789	-	-

Contract owners’ equity at end of period	$8,361,556	10,601,170	485,399	513,203	143,099,142	143,460,448	104,021	-

CHANGE IN UNITS:
Beginning units	322,580	361,599	21,602	23,650	4,103,411	3,142,627	-	-
Units purchased	23,790	9,410	4,397	1,608	1,551,655	1,266,197	20,010	-
Units surrendered	(35,023)	(48,429)	(2,133)	(3,656)	(644,279)	(305,413)	(7,500)	-

Ending units	311,347	322,580	23,866	21,602	5,010,787	4,103,411	12,510	-

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	GVIDA		GVIDC		GVIDM		GVIX2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	3,071	-	1,314	-	11,051	100,857	88,792
Realized gain (loss) on investments	(16,028)	77,173	(3,136)	350	(131,250)	124,172	29,416	75,226
Change in unrealized gain (loss) on investments	(949,691)	228,830	(103,865)	10,447	(2,223,203)	367,008	(621,151)	101,923
Reinvested capital gains	525,196	39,594	37,541	3,529	1,426,533	66,079	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(440,523)	348,668	(69,460)	15,640	(927,920)	568,310	(490,878)	265,941

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	53,623	57,628	3,518	(52,753)	56,261	50,233	182,597	200,577
Transfers between funds	(19,551)	(125,693)	7,784	34,069	(92,158)	(306,926)	(130,450)	561,511
Surrenders (notes 2, 3, 4, 5 and 6)	(113,735)	(215,262)	(32,938)	91	(323,204)	(556,620)	(282,627)	(257,324)
Adjustments to maintain reserves	(22)	3	12	(12)	1,330	(298)	2,112	73

Net equity transactions	(79,685)	(283,324)	(21,624)	(18,605)	(357,771)	(813,611)	(228,368)	504,837

Net change in contract owners’ equity	(520,208)	65,344	(91,084)	(2,965)	(1,285,691)	(245,301)	(719,246)	770,778
Contract owners’ equity at beginning of period	2,356,463	2,291,119	575,831	578,796	5,604,924	5,850,225	3,314,441	2,543,663

Contract owners’ equity at end of period	$1,836,255	2,356,463	484,747	575,831	4,319,233	5,604,924	2,595,195	3,314,441

CHANGE IN UNITS:
Beginning units	66,878	75,104	29,790	30,767	198,848	228,957	231,075	196,008
Units purchased	1,851	1,766	650	2,904	4,743	4,736	21,711	60,837
Units surrendered	(4,480)	(9,992)	(1,880)	(3,881)	(19,959)	(34,845)	(41,153)	(25,770)

Ending units	64,249	66,878	28,560	29,790	183,632	198,848	211,633	231,075

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	GVIXY		HIBF		IDPG		IDPGI
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$173	-	204,868	190,727	-	17,536	-	6,450
Realized gain (loss) on investments	-	-	(31,888)	(1,361)	8,084	18,471	(657)	17,399
Change in unrealized gain (loss) on investments	514	-	(654,793)	(15,167)	(1,421,190)	257,785	(417,211)	48,756
Reinvested capital gains	-	-	-	-	736,451	150,923	176,990	34,426

Net increase (decrease) in contract owners’ equity resulting from operations	687	-	(481,813)	174,199	(676,655)	444,715	(240,878)	107,031

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	229,789	272,455	1,021,807	639,702	478,604	279,035
Transfers between funds	5,229	-	(1,470)	426,377	135,647	22,704	(2,390)	(43,664)
Surrenders (notes 2, 3, 4, 5 and 6)	(3)	-	(266,660)	(255,276)	(349,566)	(244,463)	(132,913)	(94,094)
Adjustments to maintain reserves	(2)	-	4,120	153	-	(12)	(1,289)	3

Net equity transactions	5,224	-	(34,221)	443,709	807,888	417,931	342,012	141,280

Net change in contract owners’ equity	5,911	-	(516,034)	617,908	131,233	862,646	101,134	248,311
Contract owners’ equity at beginning of period	-	-	4,038,554	3,420,646	4,351,985	3,489,339	1,553,530	1,305,219

Contract owners’ equity at end of period	$5,911	-	3,522,520	4,038,554	4,483,218	4,351,985	1,654,664	1,553,530

CHANGE IN UNITS:
Beginning units	-	-	150,687	133,968	272,051	245,033	107,194	97,014
Units purchased	700	-	12,109	30,667	81,393	43,203	35,522	22,822
Units surrendered	-	-	(13,556)	(13,948)	(23,905)	(16,185)	(10,159)	(12,642)

Ending units	700	-	149,240	150,687	329,539	272,051	132,557	107,194

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	MCIF		MCIFD		MSBF		NCPG
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$222,394	210,523	17	-	78,247	103,863	-	19,354
Realized gain (loss) on investments	40,293	499,452	(9,075)	-	(13,147)	5,619	48,768	168,129
Change in unrealized gain (loss) on investments	(7,486,926)	2,575,873	-	-	(110,237)	(16,574)	(1,140,069)	628,597
Reinvested capital gains	4,724,953	306,037	6,312	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,499,286)	3,591,885	(2,746)	-	(45,137)	92,908	(1,091,301)	816,080

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	2,292,355	2,157,511	-	-	86,984	204,037	1,504,100	1,611,093
Transfers between funds	754,982	(111,807)	2,770	-	364,986	(55,685)	229,339	59,539
Surrenders (notes 2, 3, 4, 5 and 6)	(1,215,780)	(1,406,746)	(24)	-	(177,963)	(127,619)	(499,404)	(416,081)
Adjustments to maintain reserves	3,169	22,961	-	-	590	(28)	158,034	(7)

Net equity transactions	1,834,726	661,919	2,746	-	274,597	20,705	1,392,069	1,254,544

Net change in contract owners’ equity	(664,560)	4,253,804	-	-	229,460	113,613	300,768	2,070,624
Contract owners’ equity at beginning of period	18,786,382	14,532,578	-	-	1,878,394	1,764,781	6,772,831	4,702,207

Contract owners’ equity at end of period	$18,121,822	18,786,382	-	-	2,107,854	1,878,394	7,073,599	6,772,831

CHANGE IN UNITS:
Beginning units	355,949	342,149	-	-	92,337	91,296	418,380	336,134
Units purchased	72,550	118,124	2,807	-	24,287	15,570	134,171	131,165
Units surrendered	(32,024)	(104,324)	(2,807)	-	(10,572)	(14,529)	(37,971)	(48,919)

Ending units	396,475	355,949	-	-	106,052	92,337	514,580	418,380

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NCPGI		NJMMAY		NVAMV1		NVAMVX
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	10,953	-	2,804	47,419	57,314	51,739	40,770
Realized gain (loss) on investments	67,744	25,065	(1,709)	255	143,742	24,586	129,772	56,835
Change in unrealized gain (loss) on investments	(688,202)	275,856	(25,837)	(564)	(795,306)	1,283,309	(728,254)	701,578
Reinvested capital gains	-	-	2,613	4,129	545,427	-	524,906	-

Net increase (decrease) in contract owners’ equity resulting from operations	(620,458)	311,874	(24,933)	6,624	(58,718)	1,365,209	(21,837)	799,183

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	2,431,203	825,344	94,142	104,906	7	(74,093)	480,428	504,287
Transfers between funds	(194,349)	(9,618)	6,139	15,320	(751,230)	(765,797)	365,432	533,200
Surrenders (notes 2, 3, 4, 5 and 6)	(351,530)	(278,723)	(24,714)	(9,231)	(193,900)	(446,540)	(241,332)	(239,589)
Adjustments to maintain reserves	68	(44)	(8)	4	2	242	2,684	(109)

Net equity transactions	1,885,392	536,959	75,559	110,999	(945,121)	(1,286,188)	607,212	797,789

Net change in contract owners’ equity	1,264,934	848,833	50,626	117,623	(1,003,839)	79,021	585,375	1,596,972
Contract owners’ equity at beginning of period	3,724,019	2,875,186	127,937	10,314	4,938,877	4,859,856	3,309,450	1,712,478

Contract owners’ equity at end of period	$4,988,953	3,724,019	178,563	127,937	3,935,038	4,938,877	3,894,825	3,309,450

CHANGE IN UNITS:
Beginning units	254,588	216,685	11,260	977	102,198	135,287	207,230	144,450
Units purchased	184,970	58,490	10,572	11,156	-	5	79,738	85,034
Units surrendered	(44,745)	(20,587)	(3,203)	(873)	(19,842)	(33,094)	(40,571)	(22,254)

Ending units	394,813	254,588	18,629	11,260	82,356	102,198	246,397	207,230

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVBX		NVCBD1		NVCCA1		NVCCN1
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$120,403	105,329	62,408	62,027	-	84,614	-	6,836
Realized gain (loss) on investments	(37,003)	10,657	(49,250)	13,778	(238,627)	(39,363)	886	16,132
Change in unrealized gain (loss) on investments	(853,462)	(189,605)	(460,137)	(197,188)	(6,276,704)	4,251,150	(465,043)	105,077
Reinvested capital gains	38,057	19,478	2,949	88,742	1,359,556	-	66,852	7,127

Net increase (decrease) in contract owners’ equity resulting from operations	(732,005)	(54,141)	(444,030)	(32,641)	(5,155,775)	4,296,401	(397,305)	135,172

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	717,053	574,246	141,339	175,921	3,488,386	3,572,567	405,056	594,177
Transfers between funds	14,015	2,083,019	(202,141)	312,845	1,226,630	388,687	(10,981)	32,646
Surrenders (notes 2, 3, 4, 5 and 6)	(259,697)	(247,482)	(102,294)	(257,760)	(2,474,716)	(1,884,220)	(310,740)	(480,758)
Adjustments to maintain reserves	704	34,444	949	(48)	5,510	67	920	13

Net equity transactions	472,075	2,444,227	(162,147)	230,958	2,245,810	2,077,101	84,255	146,078

Net change in contract owners’ equity	(259,930)	2,390,086	(606,177)	198,317	(2,909,965)	6,373,502	(313,050)	281,250
Contract owners’ equity at beginning of period	5,347,122	2,957,036	3,146,638	2,948,321	33,077,837	26,704,335	3,273,952	2,992,702

Contract owners’ equity at end of period	$5,087,192	5,347,122	2,540,461	3,146,638	30,167,872	33,077,837	2,960,902	3,273,952

CHANGE IN UNITS:
Beginning units	434,563	235,324	182,969	169,673	1,326,078	1,239,188	185,414	177,090
Units purchased	83,834	222,467	16,947	39,657	220,816	171,260	25,409	34,266
Units surrendered	(41,055)	(23,228)	(26,754)	(26,361)	(124,834)	(84,370)	(20,336)	(25,942)

Ending units	477,342	434,563	173,162	182,969	1,422,060	1,326,078	190,487	185,414

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVCMA1		NVCMC1		NVCMD1		NVCRA1
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	163,930	-	9,683	-	94,827	-	65,162
Realized gain (loss) on investments	(366,101)	(401,725)	(3,603)	49,584	(222,305)	(22,790)	236,683	113,744
Change in unrealized gain (loss) on investments	(11,918,712)	11,183,025	(606,984)	270,883	(6,030,680)	4,387,544	(6,189,861)	5,812,011
Reinvested capital gains	1,218,276	-	98,229	963	983,878	-	135,135	-

Net increase (decrease) in contract owners’ equity resulting from operations	(11,066,537)	10,945,230	(512,358)	331,113	(5,269,107)	4,459,581	(5,818,043)	5,990,917

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	7,323,869	8,870,179	478,668	739,332	2,403,682	2,102,980	7,355,960	5,497,696
Transfers between funds	(1,170,516)	(2,308,092)	60,312	(268,801)	(59,786)	3,330	543,766	(660)
Surrenders (notes 2, 3, 4, 5 and 6)	(4,954,473)	(3,697,879)	(366,612)	(623,065)	(2,483,130)	(1,674,884)	(3,170,854)	(2,734,219)
Adjustments to maintain reserves	23,995	(5,065)	719	(122)	10,762	1,317	6,862	(769)

Net equity transactions	1,222,875	2,859,143	173,087	(152,656)	(128,472)	432,743	4,735,734	2,762,048

Net change in contract owners’ equity	(9,843,662)	13,804,373	(339,271)	178,457	(5,397,579)	4,892,324	(1,082,309)	8,752,965
Contract owners’ equity at beginning of period	73,851,942	60,047,569	3,874,991	3,696,534	37,368,336	32,476,012	37,012,123	28,259,158

Contract owners’ equity at end of period	$64,008,280	73,851,942	3,535,720	3,874,991	31,970,757	37,368,336	35,929,814	37,012,123

CHANGE IN UNITS:
Beginning units	2,834,276	2,722,032	188,057	195,949	1,590,226	1,570,479	1,367,218	1,254,616
Units purchased	331,974	372,547	28,959	38,663	130,239	106,627	339,091	229,001
Units surrendered	(275,840)	(260,303)	(19,668)	(46,555)	(136,972)	(86,880)	(140,526)	(116,399)

Ending units	2,890,410	2,834,276	197,348	188,057	1,583,493	1,590,226	1,565,783	1,367,218

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVCRB1		NVDBL2		NVDBLP		NVDCA2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	35,532	-	1,125	-	43,183	-	117
Realized gain (loss) on investments	(32,263)	2,771	(935)	29,709	(87,205)	121,669	(19)	11,236
Change in unrealized gain (loss) on investments	(2,408,433)	1,335,145	(169,236)	9,913	(3,852,186)	636,278	(1,435)	(5,658)
Reinvested capital gains	449,337	-	92,781	5,343	2,205,706	108,053	902	1,045

Net increase (decrease) in contract owners’ equity resulting from operations	(1,991,359)	1,373,448	(77,390)	46,090	(1,733,685)	909,183	(552)	6,740

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,599,728	1,894,012	2,065	12,578	1,446,568	1,487,918	221	1,329
Transfers between funds	188,759	23,427	(301)	677	(28,750)	(550,576)	274	992
Surrenders (notes 2, 3, 4, 5 and 6)	(964,416)	(962,040)	(37,084)	(129,685)	(1,028,165)	(1,043,832)	(627)	(78,711)
Adjustments to maintain reserves	2,560	383	5	12	3,460	(97)	(9)	7,624

Net equity transactions	826,631	955,782	(35,315)	(116,418)	393,113	(106,587)	(141)	(68,766)

Net change in contract owners’ equity	(1,164,728)	2,329,230	(112,705)	(70,328)	(1,340,572)	802,596	(693)	(62,026)
Contract owners’ equity at beginning of period	14,431,412	12,102,182	521,760	592,088	11,615,447	10,812,851	3,171	65,197

Contract owners’ equity at end of period	$13,266,684	14,431,412	409,055	521,760	10,274,875	11,615,447	2,478	3,171

CHANGE IN UNITS:
Beginning units	659,423	614,495	20,344	24,989	610,916	616,772	96	2,214
Units purchased	96,625	90,620	140	568	88,717	84,211	19	75
Units surrendered	(54,407)	(45,692)	(1,722)	(5,213)	(65,082)	(90,067)	(24)	(2,193)

Ending units	701,641	659,423	18,762	20,344	634,551	610,916	91	96

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVDCAP		NVDMAP		NVDMCP		NVFIII
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	52,178	-	301,501	-	10,564	10,897	4,071
Realized gain (loss) on investments	(91,588)	26,567	(821,494)	206,061	(17,821)	9,564	(7,492)	(5,476)
Change in unrealized gain (loss) on investments	(7,014,745)	1,331,854	(48,368,660)	10,273,766	(744,336)	119,985	(70,818)	(6,901)
Reinvested capital gains	4,451,630	217,002	30,415,733	1,466,412	408,521	21,945	-	114

Net increase (decrease) in contract owners’ equity resulting from operations	(2,654,703)	1,627,601	(18,774,421)	12,247,740	(353,636)	162,058	(67,413)	(8,192)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,710,827	1,534,550	9,316,131	9,970,901	304,680	341,791	175,449	396,199
Transfers between funds	(213,522)	(26,215)	95,503	(763,703)	53,702	(54,545)	83,607	(124,285)
Surrenders (notes 2, 3, 4, 5 and 6)	(1,148,951)	(843,083)	(5,874,716)	(6,867,243)	(230,735)	(322,351)	(54,508)	(43,716)
Adjustments to maintain reserves	2,493	(125)	29,304	(6,591)	650	(36)	(1)	10

Net equity transactions	350,847	665,127	3,566,222	2,333,364	128,297	(35,141)	204,547	228,208

Net change in contract owners’ equity	(2,303,856)	2,292,728	(15,208,199)	14,581,104	(225,339)	126,917	137,134	220,016
Contract owners’ equity at beginning of period	15,219,026	12,926,298	102,142,999	87,561,895	2,478,075	2,351,158	450,841	230,825

Contract owners’ equity at end of period	$12,915,170	15,219,026	86,934,800	102,142,999	2,252,736	2,478,075	587,975	450,841

CHANGE IN UNITS:
Beginning units	664,559	634,295	4,166,909	4,066,375	140,684	142,654	40,656	20,394
Units purchased	89,305	73,056	535,901	510,000	23,805	30,197	26,918	35,717
Units surrendered	(70,313)	(42,792)	(365,844)	(409,466)	(15,191)	(32,167)	(6,109)	(15,455)

Ending units	683,551	664,559	4,336,966	4,166,909	149,298	140,684	61,465	40,656

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVGEII		NVGEY		NVIDAP		NVIDCP
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$9,749	4,420	1,056	-	-	88,465	-	16,631
Realized gain (loss) on investments	4,883	6,342	(77)	-	(166,380)	143,717	(18,148)	73,545
Change in unrealized gain (loss) on investments	(78,505)	28,310	2,454	-	(16,900,022)	4,247,650	(712,944)	12,824
Reinvested capital gains	1	209	-	-	9,535,055	609,030	246,829	25,062

Net increase (decrease) in contract owners’ equity resulting from operations	(63,872)	39,281	3,433	-	(7,531,347)	5,088,862	(484,263)	128,062

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	211,863	120,581	7,159	-	5,924,227	5,219,995	535,558	600,372
Transfers between funds	79,224	158,477	39,775	-	795,357	(185,812)	(470,425)	432,500
Surrenders (notes 2, 3, 4, 5 and 6)	(13,347)	(20,529)	(32)	-	(2,659,250)	(2,961,388)	(489,921)	(1,208,704)
Adjustments to maintain reserves	(127)	(4)	(2)	-	3,833	(262)	1,750	(108)

Net equity transactions	277,613	258,525	46,900	-	4,064,167	2,072,533	(423,038)	(175,940)

Net change in contract owners’ equity	213,741	297,806	50,333	-	(3,467,180)	7,161,395	(907,301)	(47,878)
Contract owners’ equity at beginning of period	402,703	104,897	-	-	38,832,406	31,671,011	4,092,734	4,140,612

Contract owners’ equity at end of period	$616,444	402,703	50,333	-	35,365,226	38,832,406	3,185,433	4,092,734

CHANGE IN UNITS:
Beginning units	26,263	8,337	-	-	1,450,791	1,369,478	278,273	289,540
Units purchased	25,791	19,398	6,032	-	294,343	223,304	39,993	77,170
Units surrendered	(3,977)	(1,472)	(1)	-	(118,513)	(141,991)	(72,026)	(88,437)

Ending units	48,077	26,263	6,031	-	1,626,621	1,450,791	246,240	278,273

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVIDMP		NVIE6		NVIX		NVLCP1
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	124,069	2,912	2,213	357,267	227,725	463,469	336,036
Realized gain (loss) on investments	(410,413)	(68,361)	383	2,619	(20,388)	120,939	(68,342)	31,380
Change in unrealized gain (loss) on investments	(12,925,772)	2,432,254	(27,573)	6,534	(1,515,786)	323,413	(3,062,466)	(674,595)
Reinvested capital gains	8,280,827	339,852	10,459	-	-	-	203,955	263,984

Net increase (decrease) in contract owners’ equity resulting from operations	(5,055,358)	2,827,814	(13,819)	11,366	(1,178,907)	672,077	(2,463,384)	(43,195)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	3,865,718	2,991,149	-	-	1,023,053	1,705,248	1,815,190	1,525,625
Transfers between funds	16,346	78,219	-	-	1,517,607	430,218	222,494	11,481,856
Surrenders (notes 2, 3, 4, 5 and 6)	(2,017,362)	(2,173,228)	(3,075)	(8,959)	(294,306)	(480,164)	(1,182,780)	(679,290)
Adjustments to maintain reserves	9,298	335,311	4	(8)	(1)	8	4,218	131

Net equity transactions	1,874,000	1,231,451	(3,071)	(8,967)	2,246,353	1,655,310	859,122	12,328,322

Net change in contract owners’ equity	(3,181,358)	4,059,265	(16,890)	2,399	1,067,446	2,327,387	(1,604,262)	12,285,127
Contract owners’ equity at beginning of period	30,307,187	26,247,922	96,233	93,834	8,130,678	5,803,291	18,328,078	6,042,951

Contract owners’ equity at end of period	$27,125,829	30,307,187	79,343	96,233	9,198,124	8,130,678	16,723,816	18,328,078

CHANGE IN UNITS:
Beginning units	1,444,639	1,381,747	6,502	7,126	566,013	447,793	976,982	319,789
Units purchased	232,159	178,676	-	-	225,197	152,275	158,702	704,568
Units surrendered	(128,491)	(115,784)	(241)	(624)	(44,105)	(34,055)	(105,563)	(47,375)

Ending units	1,548,307	1,444,639	6,261	6,502	747,105	566,013	1,030,121	976,982

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVMIG1		NVMIVX		NVMLG1		NVMM2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	16,294	136,274	132,762	302,933	-	3,979	-
Realized gain (loss) on investments	(128,711)	138,195	14,520	56,343	(327,357)	(133,081)	-	-
Change in unrealized gain (loss) on investments	(1,572,709)	(376,496)	(378,122)	188,340	(1,826,374)	1,008,064	-	-
Reinvested capital gains	111,398	138,403	-	-	1,079,280	922,479	7	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,590,022)	(83,604)	(227,328)	377,445	(771,518)	1,797,462	3,986	-

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	158,865	235,214	193,754	248,339	232,027	279,132	19,060	-
Transfers between funds	24,025	1,003,090	(26,759)	(25,146)	364,909	(163,793)	354,850	-
Surrenders (notes 2, 3, 4, 5 and 6)	(157,168)	(293,682)	(130,009)	(234,410)	(400,218)	(466,356)	(35,794)	-
Adjustments to maintain reserves	912	(18)	1,095	(74)	1,724	10	564	-

Net equity transactions	26,634	944,604	38,081	(11,291)	198,442	(351,007)	338,680	-

Net change in contract owners’ equity	(1,563,388)	861,000	(189,247)	366,154	(573,076)	1,446,455	342,666	-
Contract owners’ equity at beginning of period	4,180,309	3,319,309	3,957,105	3,590,951	6,138,616	4,692,161	-	-

Contract owners’ equity at end of period	$2,616,921	4,180,309	3,767,858	3,957,105	5,565,540	6,138,616	342,666	-

CHANGE IN UNITS:
Beginning units	209,616	164,677	303,733	304,787	120,314	129,161	-	-
Units purchased	25,953	69,313	17,833	24,528	13,523	8,061	50,227	-
Units surrendered	(24,173)	(24,374)	(14,344)	(25,582)	(9,188)	(16,908)	(16,343)	-

Ending units	211,396	209,616	307,222	303,733	124,649	120,314	33,884	-

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVMMG1		NVMMG2		NVMMV1		NVMMV2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	13,224	-	-	114,777	56,705	7,089	3,806
Realized gain (loss) on investments	(698,313)	1,361,685	-	-	(158,910)	(150,287)	(2,280)	(8,697)
Change in unrealized gain (loss) on investments	(4,413,362)	(3,760,358)	(168)	-	(705,931)	1,398,125	(56,962)	111,367
Reinvested capital gains	1,601,577	1,466,865	174	-	561,662	-	38,113	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,510,098)	(918,584)	6	-	(188,402)	1,304,543	(14,040)	106,476

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	352,764	473,977	-	-	1,773,295	1,218,245	26,912	26,934
Transfers between funds	(1,422,562)	345,886	510	-	(189,631)	(204,537)	(1,804)	(14,157)
Surrenders (notes 2, 3, 4, 5 and 6)	(465,713)	(745,266)	-	-	(666,555)	(557,056)	(38,066)	(32,557)
Adjustments to maintain reserves	307	(74)	1	-	2,728	16	(540)	118

Net equity transactions	(1,535,204)	74,523	511	-	919,837	456,668	(13,498)	(19,662)

Net change in contract owners’ equity	(5,045,302)	(844,061)	517	-	731,435	1,761,211	(27,538)	86,814
Contract owners’ equity at beginning of period	10,208,764	11,052,825	-	-	7,016,317	5,255,106	535,500	448,686

Contract owners’ equity at end of period	$5,163,462	10,208,764	517	-	7,747,752	7,016,317	507,962	535,500

CHANGE IN UNITS:
Beginning units	238,227	245,793	-	-	240,532	223,756	16,414	17,056
Units purchased	24,986	49,585	93	-	66,548	54,144	983	1,084
Units surrendered	(70,089)	(57,151)	-	-	(34,403)	(37,368)	(1,401)	(1,726)

Ending units	193,124	238,227	93	-	272,677	240,532	15,996	16,414

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVNMO1		NVNSR2		NVOLG1		NVRE1
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$3,732	4,581	8,712	5,968	220,635	123,511	255,698	179,968
Realized gain (loss) on investments	129,809	19,271	(172)	40,005	157,196	584,125	299,384	986,936
Change in unrealized gain (loss) on investments	(480,718)	239,408	(588,300)	154,034	(8,163,843)	3,669,966	(7,156,554)	5,528,480
Reinvested capital gains	104,228	30,191	114,036	214,246	1,596,318	290,099	1,180,808	-

Net increase (decrease) in contract owners’ equity resulting from operations	(242,949)	293,451	(465,724)	414,253	(6,189,694)	4,667,701	(5,420,664)	6,695,384

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	18,425	28,004	118,089	103,001	3,624,289	2,173,710	1,298,546	1,420,775
Transfers between funds	(432,373)	475,105	(10,588)	28,783	186,454	7,183,558	799,143	(2,721,726)
Surrenders (notes 2, 3, 4, 5 and 6)	(77,798)	(74,417)	(88,017)	(149,279)	(2,427,427)	(1,453,275)	(1,330,847)	(1,142,692)
Adjustments to maintain reserves	1,086	(53)	(477)	196	3,724	33,702	4,873	126

Net equity transactions	(490,660)	428,639	19,007	(17,299)	1,387,040	7,937,695	771,715	(2,443,517)

Net change in contract owners’ equity	(733,609)	722,090	(446,717)	396,954	(4,802,654)	12,605,396	(4,648,949)	4,251,867
Contract owners’ equity at beginning of period	1,630,576	908,486	2,032,692	1,635,738	27,788,086	15,182,690	19,229,369	14,977,502

Contract owners’ equity at end of period	$896,967	1,630,576	1,585,975	2,032,692	22,985,432	27,788,086	14,580,420	19,229,369

CHANGE IN UNITS:
Beginning units	45,657	32,197	55,600	56,713	388,459	276,426	647,149	739,684
Units purchased	726	16,331	4,332	10,469	90,487	159,745	115,975	68,189
Units surrendered	(16,101)	(2,871)	(3,629)	(11,582)	(66,454)	(47,712)	(76,673)	(160,724)

Ending units	30,282	45,657	56,303	55,600	412,492	388,459	686,451	647,149

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVSIX2		NVSIXD		NVSTB1		NVSTB2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$130,179	124,532	233	-	107,938	53,311	890	485
Realized gain (loss) on investments	97,589	(1,437,878)	8	-	(131,663)	9,785	(1,688)	(27)
Change in unrealized gain (loss) on investments	(5,512,555)	2,703,530	(1,914)	-	(209,509)	(84,220)	(1,863)	(739)
Reinvested capital gains	1,906,831	287,238	942	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,377,956)	1,677,422	(731)	-	(233,234)	(21,124)	(2,661)	(281)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	2,241,034	2,155,225	12,421	-	813,479	860,707	595	570
Transfers between funds	1,568,305	191,234	8,306	-	891,190	587,346	(1,297)	1,544
Surrenders (notes 2, 3, 4, 5 and 6)	(1,178,483)	(1,016,337)	(5)	-	(859,123)	(207,015)	(748)	(8,050)
Adjustments to maintain reserves	(24)	(905)	1	-	303	8	(6)	-

Net equity transactions	2,630,832	1,329,217	20,723	-	845,849	1,241,046	(1,456)	(5,936)

Net change in contract owners’ equity	(747,124)	3,006,639	19,992	-	612,615	1,219,922	(4,117)	(6,217)
Contract owners’ equity at beginning of period	15,729,947	12,723,308	-	-	4,147,701	2,927,779	44,496	50,713

Contract owners’ equity at end of period	$14,982,823	15,729,947	19,992	-	4,760,316	4,147,701	40,379	44,496

CHANGE IN UNITS:
Beginning units	598,751	553,080	-	-	355,501	249,835	3,474	3,936
Units purchased	182,061	201,003	1,387	-	173,323	181,292	204	256
Units surrendered	(61,418)	(155,332)	-	-	(97,569)	(75,626)	(336)	(718)

Ending units	719,394	598,751	1,387	-	431,255	355,501	3,342	3,474

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVTIV3		SAM		SAM5		SAMY
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$19,183	14,838	15,028	-	390,242	5	4,446	-
Realized gain (loss) on investments	(349)	10,133	-	-	-	-	-	-
Change in unrealized gain (loss) on investments	(55,865)	41,246	-	-	-	-	-	-
Reinvested capital gains	-	-	24	-	620	-	3	-

Net increase (decrease) in contract owners’ equity resulting from operations	(37,031)	66,217	15,052	-	390,862	5	4,449	-

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	113	(54)	300,069	92,691	18,402,745	12,134,711	1,551,977	-
Transfers between funds	(407)	(52,916)	(117,237)	(8,467)	1,045,739	(16,330,831)	(734,204)	-
Surrenders (notes 2, 3, 4, 5 and 6)	(43,521)	(51,971)	(134,835)	(241,503)	(3,462,330)	(2,853,091)	(5,654)	-
Adjustments to maintain reserves	8	(5)	(166)	7	15,221	(230,460)	(5)	-

Net equity transactions	(43,807)	(104,946)	47,831	(157,272)	16,001,375	(7,279,671)	812,114	-

Net change in contract owners’ equity	(80,838)	(38,729)	62,883	(157,272)	16,392,237	(7,279,666)	816,563	-
Contract owners’ equity at beginning of period	604,558	643,287	1,153,375	1,310,647	14,233,860	21,513,526	-	-

Contract owners’ equity at end of period	$523,720	604,558	1,216,258	1,153,375	30,626,097	14,233,860	816,563	-

CHANGE IN UNITS:
Beginning units	28,755	33,779	96,687	109,871	1,367,483	2,066,859	-	-
Units purchased	27	(2)	30,487	16,666	3,461,142	1,265,089	160,894	-
Units surrendered	(2,284)	(5,022)	(26,520)	(29,850)	(1,924,901)	(1,964,465)	(80,367)	-

Ending units	26,498	28,755	100,654	96,687	2,903,724	1,367,483	80,527	-

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	SCF		SCGF		SCVF		TRF
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$14,020	-	-	-	15,285	-	104,845	69,763
Realized gain (loss) on investments	96,261	64,924	(104,873)	1,321,934	(172,276)	(156,811)	109,573	268,120
Change in unrealized gain (loss) on investments	(1,523,517)	766,345	(3,803,192)	(1,695,476)	(1,135,077)	1,184,218	(1,923,099)	1,049,336
Reinvested capital gains	671,979	42,999	1,196,127	674,582	683,096	-	904,535	423,759

Net increase (decrease) in contract owners’ equity resulting from operations	(741,257)	874,268	(2,711,938)	301,040	(608,972)	1,027,407	(804,146)	1,810,978

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	149,966	183,017	2,282,775	1,824,715	294,287	300,855	86,364	242,532
Transfers between funds	(669,702)	918,884	212,684	(791,155)	365,577	203,698	127,260	(326,184)
Surrenders (notes 2, 3, 4, 5 and 6)	(263,674)	(209,306)	(661,626)	(648,226)	(273,819)	(126,701)	(289,843)	(443,932)
Adjustments to maintain reserves	1,294	-	(1,707)	(51)	1,356	(40)	(332)	305

Net equity transactions	(782,116)	892,595	1,832,126	385,283	387,401	377,812	(76,551)	(527,279)

Net change in contract owners’ equity	(1,523,373)	1,766,863	(879,812)	686,323	(221,571)	1,405,219	(880,697)	1,283,699
Contract owners’ equity at beginning of period	4,409,581	2,642,718	8,506,168	7,819,845	4,472,762	3,067,543	9,683,457	8,399,758

Contract owners’ equity at end of period	$2,886,208	4,409,581	7,626,356	8,506,168	4,251,191	4,472,762	8,802,760	9,683,457

CHANGE IN UNITS:
Beginning units	85,722	67,216	176,394	178,877	115,010	104,150	218,051	230,533
Units purchased	8,218	26,210	73,964	88,098	21,917	20,196	7,687	7,043
Units surrendered	(24,870)	(7,704)	(23,245)	(90,581)	(11,404)	(9,336)	(9,237)	(19,525)

Ending units	69,070	85,722	227,113	176,394	125,523	115,010	216,501	218,051

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	AMMCGS		AMSRS		AMTB		NOTB3
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	-	625	575	21,977	16,911	414,490	23,947
Realized gain (loss) on investments	(495)	568	2,055	5,781	(6,596)	(232)	2,026	22,192
Change in unrealized gain (loss) on investments	(41,045)	(1,954)	(45,970)	22,426	(48,970)	(12,023)	(1,598,161)	147,220
Reinvested capital gains	15,029	10,673	13,276	2,941	-	-	878,447	-

Net increase (decrease) in contract owners’ equity resulting from operations	(26,511)	9,287	(30,014)	31,723	(33,589)	4,656	(303,198)	193,359

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	2,136	2,601	6,746	6,863	37,455	39,209	225,966	229,209
Transfers between funds	475	9,091	747	(2,562)	(9,101)	7,032	(95,866)	13,231
Surrenders (notes 2, 3, 4, 5 and 6)	(9,061)	(1,581)	(7,397)	(13,075)	(80,589)	(28,632)	(187,124)	(185,595)
Adjustments to maintain reserves	1	(7)	13	9	(101)	(18)	48	21

Net equity transactions	(6,449)	10,104	109	(8,765)	(52,336)	17,591	(56,976)	56,866

Net change in contract owners’ equity	(32,960)	19,391	(29,905)	22,958	(85,925)	22,247	(360,174)	250,225
Contract owners’ equity at beginning of period	92,396	73,005	163,150	140,192	651,359	629,112	2,518,838	2,268,613

Contract owners’ equity at end of period	$59,436	92,396	133,245	163,150	565,434	651,359	2,158,664	2,518,838

CHANGE IN UNITS:
Beginning units	3,805	3,389	3,327	3,530	47,966	46,671	171,778	167,878
Units purchased	123	490	193	158	3,360	3,747	17,427	17,025
Units surrendered	(489)	(74)	(188)	(361)	(7,410)	(2,452)	(21,756)	(13,125)

Ending units	3,439	3,805	3,332	3,327	43,916	47,966	167,449	171,778

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NOTG3		NOTMG3		PMVAAA		PMVFBA
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$355,985	41,839	473,136	30,441	60,659	109,875	13,277	75,718
Realized gain (loss) on investments	(4,178)	45,446	(36,536)	33,262	(14,038)	7,942	(88,882)	(17,265)
Change in unrealized gain (loss) on investments	(2,636,800)	423,425	(2,642,935)	239,422	(229,423)	5,986	(122,896)	(167,873)
Reinvested capital gains	1,663,039	-	1,771,075	-	56,849	-	-	2,172

Net increase (decrease) in contract owners’ equity resulting from operations	(621,954)	510,710	(435,260)	303,125	(125,953)	123,803	(198,501)	(107,248)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	464,775	417,262	303,644	333,810	58,859	70,868	41,572	87,210
Transfers between funds	(93,953)	(249,277)	32,322	10,603	(259,017)	374,106	(402,320)	(8,033)
Surrenders (notes 2, 3, 4, 5 and 6)	(404,811)	(316,124)	(177,570)	(220,646)	(181,646)	(80,737)	(35,707)	(54,585)
Adjustments to maintain reserves	354	(304)	1	90	122	(12)	1,319	(75)

Net equity transactions	(33,635)	(148,443)	158,397	123,857	(381,682)	364,225	(395,136)	24,517

Net change in contract owners’ equity	(655,589)	362,267	(276,863)	426,982	(507,635)	488,028	(593,637)	(82,731)
Contract owners’ equity at beginning of period	4,521,017	4,158,750	3,203,196	2,776,214	1,126,482	638,454	1,347,379	1,430,110

Contract owners’ equity at end of period	$3,865,428	4,521,017	2,926,333	3,203,196	618,847	1,126,482	753,742	1,347,379

CHANGE IN UNITS:
Beginning units	288,739	298,617	204,662	196,859	67,251	44,303	93,465	91,746
Units purchased	33,828	29,318	24,425	22,508	5,458	29,507	5,986	17,310
Units surrendered	(36,219)	(39,196)	(12,870)	(14,705)	(30,800)	(6,559)	(34,915)	(15,591)

Ending units	286,348	288,739	216,217	204,662	41,909	67,251	64,536	93,465

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	PMVLDA		PMVRRA		PMVRSA		PMVTRA
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$86,609	28,145	183	-	1,247,606	198,893	158	153,863
Realized gain (loss) on investments	(47,714)	3,809	-	-	328,647	40,951	(7)	(127,397)
Change in unrealized gain (loss) on investments	(364,166)	(83,011)	382	-	(1,161,318)	1,095,132	(772)	(592,925)
Reinvested capital gains	-	-	-	-	-	-	-	406,661

Net increase (decrease) in contract owners’ equity resulting from operations	(325,271)	(51,057)	565	-	414,935	1,334,976	(621)	(159,798)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	272,956	312,947	-	-	948,862	637,374	83,496	654,110
Transfers between funds	(341,547)	818,139	27,093	-	347,438	(837,261)	3,453	(9,984,835)
Surrenders (notes 2, 3, 4, 5 and 6)	(267,726)	(361,134)	-	-	(604,172)	(281,196)	(52,808)	(724,594)
Adjustments to maintain reserves	4,077	(96)	(4)	-	(1,615)	(744)	4,338	(302)

Net equity transactions	(332,240)	769,856	27,089	-	690,513	(481,827)	38,479	(10,055,621)

Net change in contract owners’ equity	(657,511)	718,799	27,654	-	1,105,448	853,149	37,858	(10,215,419)
Contract owners’ equity at beginning of period	5,579,621	4,860,822	-	-	4,925,511	4,072,362	-	10,215,419

Contract owners’ equity at end of period	$4,922,110	5,579,621	27,654	-	6,030,959	4,925,511	37,858	-

CHANGE IN UNITS:
Beginning units	405,321	349,835	-	-	586,558	646,652	-	711,898
Units purchased	45,450	86,385	3,127	-	225,222	103,890	3,323	95,298
Units surrendered	(71,390)	(30,899)	-	-	(150,542)	(163,984)	(205)	(807,196)

Ending units	379,381	405,321	3,127	-	661,238	586,558	3,118	-

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	PVSTA		PVEIIA		PVIVIA		TRHS2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$890	-	50,328	21,452	9,320	1,927	-	-
Realized gain (loss) on investments	(191)	-	15,824	17,262	2,763	3,437	26,066	27,947
Change in unrealized gain (loss) on investments	69	-	(390,835)	306,065	(60,203)	9,031	(200,714)	38,331
Reinvested capital gains	34	-	251,844	57,501	14,628	1,111	17,878	78,512

Net increase (decrease) in contract owners’ equity resulting from operations	802	-	(72,839)	402,280	(33,492)	15,506	(156,770)	144,790

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	15,593	-	1,997,125	887,436	233,914	153,055	12,314	10,562
Transfers between funds	76,277	-	471,322	96,668	5,168	116,556	(14,218)	(1,521)
Surrenders (notes 2, 3, 4, 5 and 6)	(11,162)	-	(362,354)	(219,750)	(58,130)	(15,659)	(46,612)	(58,600)
Adjustments to maintain reserves	2	-	638	(15)	(4)	4	28	13

Net equity transactions	80,710	-	2,106,731	764,339	180,948	253,956	(48,488)	(49,546)

Net change in contract owners’ equity	81,512	-	2,033,892	1,166,619	147,456	269,462	(205,258)	95,244
Contract owners’ equity at beginning of period	-	-	2,429,846	1,263,227	347,062	77,600	1,239,126	1,143,882

Contract owners’ equity at end of period	$81,512	-	4,463,738	2,429,846	494,518	347,062	1,033,868	1,239,126

CHANGE IN UNITS:
Beginning units	-	-	135,705	90,035	27,119	6,990	16,863	17,564
Units purchased	9,296	-	141,892	61,078	21,312	21,267	903	321
Units surrendered	(1,129)	-	(20,940)	(15,408)	(7,017)	(1,138)	(1,652)	(1,022)

Ending units	8,167	-	256,657	135,705	41,414	27,119	16,114	16,863

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	TRHSP		VWEM		VWHA		VVB
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	-	5	-	71,049	14,646	-	-
Realized gain (loss) on investments	356,310	945,610	(1)	-	112,148	74,440	(135)	-
Change in unrealized gain (loss) on investments	(6,502,022)	1,142,326	(385)	-	107,479	419,577	-	-
Reinvested capital gains	683,805	2,715,776	370	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(5,461,907)	4,803,712	(11)	-	290,676	508,663	(135)	-

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	7,916,081	7,061,113	440	-	480,269	677,859	-	-
Transfers between funds	(306,683)	(736,920)	1,966	-	570,832	(17,354)	135	-
Surrenders (notes 2, 3, 4, 5 and 6)	(3,302,458)	(3,178,596)	(4)	-	(535,071)	(145,523)	-	-
Adjustments to maintain reserves	6,711	4,844	4	-	(12)	64	-	-

Net equity transactions	4,313,651	3,150,441	2,406	-	516,018	515,046	135	-

Net change in contract owners’ equity	(1,148,256)	7,954,153	2,395	-	806,694	1,023,709	-	-
Contract owners’ equity at beginning of period	44,279,060	36,324,907	-	-	3,667,075	2,643,366	-	-

Contract owners’ equity at end of period	$43,130,804	44,279,060	2,395	-	4,473,769	3,667,075	-	-

CHANGE IN UNITS:
Beginning units	824,020	764,571	-	-	390,754	334,958	-	-
Units purchased	178,976	150,741	346	-	99,423	136,833	570	-
Units surrendered	(85,957)	(91,292)	-	-	(50,379)	(81,037)	(570)	-

Ending units	917,039	824,020	346	-	439,798	390,754	-	-

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	VVCG		VVDV		VVEI		VVEIX
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	-	-	-	151	-	-	-
Realized gain (loss) on investments	293	-	-	-	(58)	-	-	-
Change in unrealized gain (loss) on investments	1,337	-	225	-	(700)	-	438	-
Reinvested capital gains	-	-	-	-	641	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,630	-	225	-	34	-	438	-

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	41,730	-	12,005	-	-	-	2,013	-
Transfers between funds	34,588	-	-	-	11,330	-	60,596	-
Surrenders (notes 2, 3, 4, 5 and 6)	(7,533)	-	-	-	(18)	-	(20)	-
Adjustments to maintain reserves	1	-	1	-	4	-	3	-

Net equity transactions	68,786	-	12,006	-	11,316	-	62,592	-

Net change in contract owners’ equity	70,416	-	12,231	-	11,350	-	63,030	-
Contract owners’ equity at beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity at end of period	$70,416	-	12,231	-	11,350	-	63,030	-

CHANGE IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	9,400	-	1,385	-	1,150	-	7,581	-
Units surrendered	(917)	-	-	-	(30)	-	-	-

Ending units	8,483	-	1,385	-	1,120	-	7,581	-

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	VVG		VVGBI		VVHGB		VVHYB
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	-	-	-	-	-	-	-
Realized gain (loss) on investments	(3,558)	-	-	-	703	-	-	-
Change in unrealized gain (loss) on investments	(1,487)	-	(7)	-	6,197	-	333	-
Reinvested capital gains	1,906	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,139)	-	(7)	-	6,900	-	333	-

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,838	-	1,467	-	270,288	-	1,469	-
Transfers between funds	47,047	-	-	-	21,082	-	13,078	-
Surrenders (notes 2, 3, 4, 5 and 6)	(7,085)	-	-	-	(8)	-	(6)	-
Adjustments to maintain reserves	1	-	(2)	-	(4)	-	1	-

Net equity transactions	41,801	-	1,465	-	291,358	-	14,542	-

Net change in contract owners’ equity	38,662	-	1,458	-	298,258	-	14,875	-
Contract owners’ equity at beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity at end of period	$38,662	-	1,458	-	298,258	-	14,875	-

CHANGE IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	7,142	-	169	-	34,620	-	1,635	-
Units surrendered	(1,114)	-	-	-	-	-	-	-

Ending units	6,028	-	169	-	34,620	-	1,635	-

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	VVI		VVMCI		VVREI		VVSTC
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	-	32	-	-	-	47	-
Realized gain (loss) on investments	1,374	-	(505)	-	51	-	(1)	-
Change in unrealized gain (loss) on investments	1,809	-	370	-	2,873	-	38	-
Reinvested capital gains	-	-	307	-	-	-	23	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,183	-	204	-	2,924	-	107	-

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	20,526	-	58,329	-	129,861	-	-	-
Transfers between funds	4,500	-	22,005	-	9,776	-	16,969	-
Surrenders (notes 2, 3, 4, 5 and 6)	-	-	(105)	-	(3)	-	(14)	-
Adjustments to maintain reserves	(2)	-	(4)	-	(3)	-	2	-

Net equity transactions	25,024	-	80,225	-	139,631	-	16,957	-

Net change in contract owners’ equity	28,207	-	80,429	-	142,555	-	17,064	-
Contract owners’ equity at beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity at end of period	$28,207	-	80,429	-	142,555	-	17,064	-

CHANGE IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	4,312	-	9,974	-	18,197	-	1,821	-
Units surrendered	-	-	(6)	-	-	-	(1)	-

Ending units	4,312	-	9,968	-	18,197	-	1,820	-

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	VVTISI		VVTSM		VRVDRI		WRGBP
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$4	-	-	-	20,052	6,134	4,275	3,053
Realized gain (loss) on investments	(2,616)	-	(4,104)	-	7,623	19,942	(8,122)	55
Change in unrealized gain (loss) on investments	26,518	-	(2,572)	-	(349,150)	97,627	(1,096)	(3,811)
Reinvested capital gains	4	-	-	-	32,521	10,768	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	23,910	-	(6,676)	-	(288,954)	134,471	(4,943)	(703)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	291,528	-	405,677	-	284,042	219,442	1,230	4,768
Transfers between funds	126,401	-	144,547	-	692,468	337,280	(81,008)	11,277
Surrenders (notes 2, 3, 4, 5 and 6)	(7,766)	-	(10,326)	-	(81,286)	(28,828)	(5,031)	(1,491)
Adjustments to maintain reserves	3	-	4	-	(1,369)	11	(43)	31

Net equity transactions	410,166	-	539,902	-	893,855	527,905	(84,852)	14,585

Net change in contract owners’ equity	434,076	-	533,226	-	604,901	662,376	(89,795)	13,882
Contract owners’ equity at beginning of period	-	-	-	-	779,802	117,426	89,795	75,913

Contract owners’ equity at end of period	$434,076	-	533,226	-	1,384,703	779,802	-	89,795

CHANGE IN UNITS:
Beginning units	-	-	-	-	49,348	10,914	6,543	5,485
Units purchased	62,033	-	71,327	-	74,691	43,891	325	1,166
Units surrendered	(9,453)	-	(5,024)	-	(5,783)	(5,457)	(6,868)	(108)

Ending units	52,580	-	66,303	-	118,256	49,348	-	6,543

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	WRMMP
	2022	2021
Investment activity*:
Net investment income (loss)	$23	10
Realized gain (loss) on investments	-	-
Change in unrealized gain (loss) on investments	-	-
Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	23	10

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	7,402	25,326
Transfers between funds	(330,247)	36,533
Surrenders (notes 2, 3, 4, 5 and 6)	(13,132)	(34,217)
Adjustments to maintain reserves	(61)	(37)

Net equity transactions	(336,038)	27,605

Net change in contract owners’ equity	(336,015)	27,615
Contract owners’ equity at beginning of period	336,015	308,400

Contract owners’ equity at end of period	$-	336,015

CHANGE IN UNITS:
Beginning units	31,551	28,959
Units purchased	1,009	6,650
Units surrendered	(32,560)	(4,058)

Ending units	-	31,551

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2022, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VL Separate Account-G (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on December 10, 2003. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers nine individual flexible premium variable life insurance policies through the Separate Account: Nationwide® Options Select, Nationwide MarathonSM VUL, Nationwide YourLife® Protection VUL, Nationwide YourLife® Accumulation VUL, Nationwide MarathonSM Performance VUL, Nationwide Protector IVUL, Nationwide Accumulator IVUL, Nationwide Marathon VUL Ultra, and Nationwide Advisory VUL. The Company offers a last survivor flexible premium adjustable variable life insurance policy- Nationwide YourLife® Survivorship VUL.

(b) The Policies

The Separate Account offers variable investment options through life insurance policies intended to provide benefits to the policyholder and/or the beneficiary named by the policyholder. Policy features are described in the applicable prospectus.

A policyholder may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

With certain exceptions, policyholders may invest in any of the following:

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)*

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)*

ADVISOR PREFERRED

Advisors Preferred Trust - Gold Bullion Strategy Portfolio (APTGBS)*

ALGER AMERICAN FUNDS

Alger Capital Appreciation Portfolio - Class I2 Shares (ALCAI2)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

ALPS FUNDS

ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)*

AMERICAN CENTURY INVESTMENTS

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Asset Allocation Fund: Class 4 (AMVAA4)*

American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)

American Funds Insurance Series(R) - The Bond Fund of America: Class 4 (AMVBD4)

American Funds Insurance Series(R) - Growth-Income Fund: Class 4 (AMVGI4)

American Funds Insurance Series(R) - Growth Fund: Class 4 (AMVGR4)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)*

American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)

American Funds Insurance Series(R) - New World Fund: Class 2 (AMVNW2)

American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)

AMUNDI US

Pioneer Variable Contracts Trust - Pioneer Bond VCT Portfolio: Class II (PIVB2)*

Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II (PIVMV2)

Pioneer Variable Contracts Trust - Pioneer Strategic Income VCT Portfolio: Class II (PIVSI2)*

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class I (BRVGA1)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)*

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)*

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2)

CREDIT SUISSE ASSET MANAGEMENT

Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 (CSCRS)*

DELAWARE FUNDS BY MACQUARIE

Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

DIMENSIONAL FUND ADVISORS INC.

DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class (DFVEA)

DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio (DFVGB)

DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)

DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class (DFVIPS)

DFA Investment Dimensions Group Inc. - VA International Small Portfolio (DFVIS)

DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)

DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio (DFVSTF)

DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio (DFVULV)

DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio (DFVUTV)

DWS INVESTMENT MANAGEMENT AMERICAS, INC.

Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A (DSGIBA)

Deutsche DWS Variable Series I - DWS Capital Growth VIP: Class A (DSVCGA)

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)*

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Service Shares (FVK2S)*

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)*

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)*

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)

Fidelity Variable Insurance Products Fund - VIP Disciplined Small Cap Portfolio: Service Class 2 (FDSCS2)*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2 (FGO2)*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)

Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2 (FVICA2)*

Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 (FVSIS2)*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

FIRST EAGLE

First Eagle Variable Funds - Overseas Variable Fund (FEOVF)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 1 (FTVFA1)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

GUGGENHEIM INVESTMENTS

Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)*

Guggenheim Variable Funds Trust - Series E (Total Return Bond) (GVTRBE)*

Rydex Variable Trust - Biotechnology Fund (RBF)*

Rydex Variable Trust - Banking Fund (RBKF)*

Rydex Variable Trust - Basic Materials Fund (RBMF)*

Rydex Variable Trust - Electronics Fund (RELF)*

Rydex Variable Trust - Energy Fund (RENF)*

Rydex Variable Trust - Energy Services Fund (RESF)*

Rydex Variable Trust - Financial Services Fund (RFSF)*

Rydex Variable Trust - Health Care Fund (RHCF)*

Rydex Variable Trust - High Yield Strategy Fund (RHYS)*

Rydex Variable Trust - Internet Fund (RINF)

Rydex Variable Trust - Leisure Fund (RLF)*

Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)*

Rydex Variable Trust - Precious Metals Fund (RPMF)*

Rydex Variable Trust - Real Estate Fund (RREF)*

Rydex Variable Trust - Retailing Fund (RRF)*

Rydex Variable Trust - Technology Fund (RTEC)

Rydex Variable Trust - Telecommunications Fund (RTEL)*

Rydex Variable Trust - Transportation Fund (RTRF)*

Rydex Variable Trust - Utilities Fund (RUTL)*

Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)

Rydex Variable Trust - Commodities Strategy Fund (RVCMD)*

Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)*

Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)*

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)*

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)*

Rydex Variable Trust - Global Managed Futures Fund (RVMFU)*

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)*

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)*

Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) (SBLQ)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares (AVMCCI)

Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares (IVCPBI)*

Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares (IVDDI)

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)*

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)*

Invesco - Invesco V.I. Global Fund: Series I (OVGS)

Invesco - Invesco V.I. Global Fund: Series II (OVGSS)*

Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)

Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)*

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)

Ivy Variable Insurance Portfolios - Delaware Ivy Corporate Bond: Class II (WRBDP)

Ivy Variable Insurance Portfolios - Delaware Ivy Balanced: Class II (WRBP)

Ivy Variable Insurance Portfolios - Delaware Ivy Core Equity: Class II (WRCEP)

Ivy Variable Insurance Portfolios - Delaware VIP Global Value Equity: Class II (WRDIV)

Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II (WRENG)

Ivy Variable Insurance Portfolios - Delaware Ivy Natural Resources: Class II (WRGNR)

Ivy Variable Insurance Portfolios - Delaware Ivy Growth: Class II (WRGP)

Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II (WRHIP)

Ivy Variable Insurance Portfolios - Delaware Ivy International Core Equity: Class II (WRI2P)

Ivy Variable Insurance Portfolios - Delaware Ivy Global Growth: Class II (WRIP)

Ivy Variable Insurance Portfolios - Delaware Ivy Limited-Term Bond: Class II (WRLTBP)

Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Aggressive: Class II (WRPAP)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Conservative: Class II (WRPCP)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive: Class II (WRPMAP)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive - Managed Volatility: Class II (WRPMAV)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Conservative: Class II (WRPMCP)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Conservative - Managed Volatility: Class II (WRPMCV)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderate - Managed Volatility: Class II (WRPMMV)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderate: Class II (WRPMP)

Ivy Variable Insurance Portfolios - Delaware VIP Real Estate Securities: Class II (WRRESP)

Ivy Variable Insurance Portfolios - Delaware Ivy Small Cap Growth: Class II (WRSCP)

Ivy Variable Insurance Portfolios - Delaware Ivy Smid Cap Core: Class II (WRSCV)

Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II (WRSTP)

Ivy Variable Insurance Portfolios - Delaware Ivy Value: Class II (WRVP)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares (JABIN)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)*

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)

Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares (JMCVIN)

JOHN HANCOCK FUNDS

John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series II (JHEMV2)*

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)*

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I (LVCLGI)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II (SBVSG2)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC (LOVBD)

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

M FUNDS

M Fund, Inc. - M International Equity Fund (MFBIE)

M Fund, Inc. - M Large Cap Value Fund (MFBOV)

M Fund, Inc. - M Capital Appreciation Fund (MFFCA)

M Fund, Inc. - M Large Cap Growth Fund (MFTCG)

MAINSTAY FUNDS

MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)*

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Initial Class (MNDIC)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)*

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)

MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Initial Class (MVIVIC)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MFS(R) Variable Insurance Trust - MFS Utilities Series: Initial Class (MVUIC)

MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)*

MERGER FUNDS

The Merger Fund VL - The Merger Fund VL (MGRFV)*

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)*

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y (DTRTFY)*

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class Y (GVEXD)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y (GVIXY)

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I (IDPG)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I (IDPGI)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y (MCIFD)*

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I (NCPG)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I (NCPGI)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class Y (NJMMAY)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y (NVBXD)*

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class P (NVDBLP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class P (NVDMAP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class P (NVDMCP)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class Y (NVFIY)*

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class Y (NVGEY)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class P (NVIDAP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class P (NVIDCP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I (NVMIG1)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class II (NVNSR2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y (NVSIXD)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I (NVSTB1)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V (SAM5)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class Y (SAMY)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)

NORTHERN LIGHTS

Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)

Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)

Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class (PMVEBA)*

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)*

PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class (PMVID)*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PIMCO Variable Insurance Trust - Global Core Bond (Hedged) Portfolio: Administrative Class (PVGCBA)*

PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IA (PVEIIA)

Putnam Variable Trust - Putnam VT Income Fund: Class IB (PVIB)*

Putnam Variable Trust - Putnam VT International Value Fund: Class IA (PVIVIA)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)*

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II (TRBCG2)*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio (TRHSP)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Balanced Portfolio (VVB)*

Vanguard Variable Insurance Fund - Conservative Allocation Portfolio (VVCA)*

Vanguard Variable Insurance Fund - Capital Growth Portfolio (VVCG)

Vanguard Variable Insurance Fund - Diversified Value Portfolio (VVDV)

Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)

Vanguard Variable Insurance Fund - Equity Index Portfolio (VVEIX)

Vanguard Variable Insurance Fund - Growth Portfolio (VVG)

Vanguard Variable Insurance Fund-Global Bond Index Portfolio (VVGBI)

Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)

Vanguard Variable Insurance Fund - International Portfolio (VVI)

Vanguard Variable Insurance Fund - Moderate Allocation Portfolio (VVMA)*

Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

Vanguard Variable Insurance Fund - Real Estate Index Portfolio (VVREI)

Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)

Vanguard Variable Insurance Fund-Total International Stock Market Index Portfolio (VVTISI)

Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)*

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)

*	At December 31, 2022, policyholders were not invested in this fund.

Unless listed below, the financial statements presented are as of December 31, 2022 and for each of the years in the two-year period ended December 31, 2022. For the subaccounts listed below with inception dates in 2022, the financial statements are as of December 31, 2022 and for the period from the inception date to December 31, 2022. For the subaccounts listed below with liquidation dates in 2022, the financial statements are for the period from January 1, 2022 to the liquidation date. For the subaccounts listed below with inception dates in 2021, the prior year financial statements reflect the period from inception date to December 31, 2021.

	Inception Date	Liquidation Date
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)	1/4/2022
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)	1/5/2022
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)	1/26/2022
Rydex Variable Trust - Technology Fund (RTEC)	1/26/2022
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class Y (SAMY)	1/26/2022
Alger Capital Appreciation Portfolio - Class I2 Shares (ALCAI2)	2/3/2022
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II (SBVSG2)	3/9/2022
Vanguard Variable Insurance Fund-Total International Stock Market Index Portfolio (VVTISI)	3/9/2022
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)	3/11/2022
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)	3/11/2022
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y (DTRTFY)	3/11/2022
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class Y (GVEXD)	3/11/2022
Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares (JMCVIN)	3/11/2022
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y (MCIFD)	3/11/2022
Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)	3/11/2022
Vanguard Variable Insurance Fund - Growth Portfolio (VVG)	3/11/2022
Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)	3/11/2022
Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)	3/11/2022
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)	3/11/2022
Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)	4/22/2022
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)	4/27/2022
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)	5/10/2022
Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2)	5/16/2022
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)	5/16/2022

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)	6/1/2022
Vanguard Variable Insurance Fund - Real Estate Index Portfolio (VVREI)	6/1/2022
American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)	6/7/2022
PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)	6/7/2022
Rydex Variable Trust - Internet Fund (RINF)	6/15/2022
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)	7/22/2022
Vanguard Variable Insurance Fund - Balanced Portfolio (VVB)	7/28/2022
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y (NVSIXD)	8/31/2022
Vanguard Variable Insurance Fund - Equity Index Portfolio (VVEIX)	9/14/2022
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y (GVIXY)	9/22/2022
Vanguard Variable Insurance Fund - International Portfolio (VVI)	10/11/2022
American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)	10/12/2022
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)	10/12/2022
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I (LVCLGI)	10/12/2022
Vanguard Variable Insurance Fund - Capital Growth Portfolio (VVCG)	10/12/2022
Vanguard Variable Insurance Fund - Diversified Value Portfolio (VVDV)	10/12/2022
Vanguard Variable Insurance Fund-Global Bond Index Portfolio (VVGBI)	10/12/2022
Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)	10/12/2022
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)	10/13/2022
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class Y (NVGEY)	10/13/2022
American Funds Insurance Series(R) - Growth-Income Fund: Class 4 (AMVGI4)	10/20/2022
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)	10/20/2022
Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares (IVDDI)	10/20/2022
Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II (PIVMV2)	10/20/2022
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)	10/20/2022
DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class (DFVEA)	10/26/2022
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)	11/7/2022
American Funds Insurance Series(R) - The Bond Fund of America: Class 4 (AMVBD4)	11/28/2022
American Funds Insurance Series(R) - Growth Fund: Class 4 (AMVGR4)	11/28/2022
American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)	11/28/2022
Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC (LOVBD)	12/12/2022
First Eagle Variable Funds - Overseas Variable Fund (FEOVF)	12/13/2022
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) (SBLQ)	12/13/2022
Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares (JABIN)	12/21/2022
Ivy Variable Insurance Portfolios - Delaware Ivy Global Bond: Class II (WRGBP)		4/27/2022
Ivy Variable Insurance Portfolios - Delaware Ivy Government Money Market: Class II (WRMMP)		4/27/2022

There were no underlying mutual fund mergers for each of the years in the two-year period ending December 31, 2022.

For the one-year period ended December 31, 2022, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
CLVGT2	Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Seligman Global Technology Fund: Class 2	5/1/2022
DWVSVS	Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class	Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class	5/1/2022
RVARS	Rydex Variable Trust - Multi-Hedge Strategies Fund	Guggenheim Variable Fund - Multi-Hedge Strategies	5/1/2022
RVMFU	Rydex Variable Trust - Global Managed Futures Fund	Guggenheim Variable Fund - Global Managed Futures Strategy	5/1/2022
WRDIV	Ivy Variable Insurance Portfolios - Delaware VIP Global Value Equity: Class II	Ivy Variable Insurance Portfolios - Delaware Ivy Global Equity Income: Class II	7/29/2022
WRRESP	Ivy Variable Insurance Portfolios - Delaware VIP Real Estate Securities: Class II	Ivy Variable Insurance Portfolios - Delaware Ivy Securian Real Estate Securities: Class II	7/29/2022
WRSCV	Ivy Variable Insurance Portfolios - Delaware Ivy Smid Cap Core: Class II	Ivy Variable Insurance Portfolios - Delaware Ivy Small Cap Core: Class II	5/1/2022
SBVSG2	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II	Legg Mason Partners Variable Equity Trust - Legg Mason Partners Variable Small Cap Growth Portfolio: Class II	5/1/2022

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

NVMIG1	Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I	7/18/2022
VWEM	VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class	VanEck VIP Trust - Emerging Markets Fund: Initial Class	5/1/2022
VWHA	VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class	VanEck VIP Trust - Global Resources Fund: Initial Class	5/1/2022
VVCA	Vanguard Variable Insurance Fund - Conservative Allocation Portfolio	Vanguard Variable Insurance Fund - Vanguard Conservative Allocation Portfolio	5/1/2022
VVMA	Vanguard Variable Insurance Fund - Moderate Allocation Portfolio	Vanguard Variable Insurance Fund - Vanguard Moderate Allocation Portfolio	5/1/2022

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by policyholders and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only policyholders’ purchase payments pertaining to the variable portions of their policies and exclude any purchase payments allocated to the indexed interest options, if applicable, or fixed account(s), which are included in the general account of the Company.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a policyholder due to a policy cancellation during the free look period, and/or if a gain is realized by the policyholder during the free look period.

The Company allocates purchase payments to subaccounts any indexed interest options, and/or the fixed account as instructed by the policyholder. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the policy.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2022 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the policyholder upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Adjustments to Maintain reserves (ATM)

Adjustments to Maintain reserves primarily represent timing related adjustments absorbed by the general account in order to maintain appropriate contract owner account balances.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Policy Charges

The Separate Account assesses charges associated with the policy. These charges are either assessed as a direct deduction from premium payments or through a surrender of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the policy and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each product are described in detail in the applicable prospectus.

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

Policy Charges
Mortality and Expense Risk Charge/Percent of Subaccount Value Charge - assessed through a surrender of units	Equal, on an annual basis, to 0.00% - 1.00% of the daily value of the assets invested in each fund
Low Cost Sub-Account Fee – assessed through a surrender of units	Equal, on an annual basis, to 0.00% - 1.00% of the daily value of the assets invested in certain funds that assess a Low Cost Sub-Account Fee. The Low Cost Sub-Account Fee that is assessed may vary by fund.
Sales Charge/Percent of Premium Charge - assessed through a deduction from premium payments	0.50% - 10.00% of each premium payment
Premium Tax Charge - assessed through a deduction from premium payments	3.50% of each premium payment
Short-Term Trading Fee - assessed through a surrender of units	1% of the dollar amount transferred out of a subaccount within 60 days of being applied to that subaccount
Indexed Interest Strategy Charge	Up to 1.00% of the cash value applied to create an index segment
Capped Indexed Interest Strategy Charge	Up to 2.00% of the cash value applied to create an index segment
Cost of Insurance Charges (including any flat extra charge) - assessed through a surrender of units	$0.00 - $83.34 per $1,000 of a policy’s net amount at risk
Specified Amount/Underwriting and Distribution Charge- assessed through a surrender of units	$0.00 - $7.572 per $1,000 of specified amount
Administrative Charge - assessed through a surrender of units	$5 - $25 per policy, per month
Surrender Charge - assessed through a surrender of units	$0.00 - $55.95 per $1,000 of a policy’s specified amount
Policy Loan Interest Charge - assessed through a surrender of units	3.00% - 4.50% of an outstanding policy loan
Declared Rate Policy Loan Interest Charge – assessed through a surrender of units	0.50% - 3.90% of an outstanding declared rate policy loan
Investment Advisory Policy Loan Interest Charge – assessed through a surrender of units	0.50% - 3.25% of an outstanding investment advisory policy loan
Service/Illustration/Partial Surrender Fees - assessed through a surrender of units	Up to $25.00 per request
Rider Charges - assessed through a surrender of units monthly, unless otherwise specified.
Adjusted Sales Load Life Insurance Rider Charge	$0.14 for each $1,000 of premium for each 1% of sales load reduction elected
Children’s Term Insurance Rider Charge	$0.43 per $1,000 of the rider’s specified amount
Long-Term Care Rider Charge	$0.00 - $28.65 per $1,000 of the rider’s net amount risk
Spouse Life Insurance Rider Charge	$0.10 - $10.23 per $1,000 of the rider’s specified amount
Long-Term Care Rider II Charge	$0.00 -$4.17 per $1,000 of the rider’s specified amount
Accidental Death Benefit Rider Charge	$0.05 - $0.75 per $1,000 of the rider’s specified amount
Waiver of Monthly Deductions Rider Charge	$85 - $855 per $1,000 of the rider’s benefit amount
Premium Waiver Rider Charge	$42 - $315 per $1,000 of the rider’s benefit amount
Additional Term Insurance/Additional Protection Rider Charge
Cost of Insurance	$0.01 - $83.34 per $1,000 of the rider’s death benefit
Specified Amount	$0.07 - $3.14 per $1,000 of the rider’s specified amount
Overloan Lapse Protection/Policy Guard Rider Charge	$1.50 - $47.50 per $1,000 of the policy’s cash value at the time the rider is invoked
Overloan Loan Lapse Protection Rider II	$1.50- $185 per $1,000 of the policy’s cash value at the time the rider is invoked
Accelerated Death Benefit Rider Charge	$280 - $450 at the time the rider is invoked
Accelerated Death Benefit for Chronic Illness Rider	$250 at the time the rider is invoked
Accelerated Death Benefit for Critical Illness Rider	$250 at the time the rider is invoked
Extended Death Benefit Guarantee Rider Charge	$0.01 - $0.16 of elected policy specified amount coverage
Extended No-Lapse Guarantee Rider Charge	5% - 400% of the sum of the guaranteed maximum cost of insurance charges for the policy, and Additional Term Insurance Rider if elected, and guaranteed maximum charges for all other elected riders
Four Year Term Insurance Rider Charge	$0.01 - $83.34 per $1,000 of a rider death benefit
Policy Split Option Rider Charge	$0.01 - $0.03 of policy and Additional Term Insurance Rider specified amount
Wealth Guard Rider Charge	$0.58 - $1.25 per $1,000 of cash value
Surrender Value Enhancement Rider	$0.02 - $0.56 per $1,000 of the Base Policy Specified Amount

For the years ended December 31, 2022 and 2021, total front-end sales charge deductions were $15,448,550 and $12,945,959, respectively and were recognized as part of purchase payments on the Statements of Changes in Contract Owners’ Equity.

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk. Asset charges are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

For Nationwide YourLife® Accumulation VUL policies, the current charge is 0% of variable policy value on an annualized basis, with a guaranteed maximum charge of 0.30% of the variable policy value on an annualized basis.

The amount of the charge for other policies may vary based on the policy year and the amount of the policy value. The tables below show by product the amount of the charge on an annualized basis, current charges, and charge variation based on policy year and policy value.

Nationwide® Options Select policies

Policy Years	Charge for First $25,000 in Variable Policy Value (Annualized)	Charge for Next $225,000 in Variable Policy Value (Annualized)	Charge for Variable Policy Value in Excess Of $250,000 (Annualized)

1 through 10	0.60%	0.30%	0.10%
11 through 20	0.30%	0.20%	0.05%
21 and later	0.00%	0.00%	0.00%

Note: the guaranteed maximum for all policies is 0.60% on an annualized basis.

Nationwide MarathonSM VUL policies

Policy Years	Charge for First $25,000 in Variable Policy Value (Annualized)	Charge for Next $225,000 in Variable Policy Value (Annualized)	Charge for Variable Policy Value in Excess Of $250,000 (Annualized)

1 through 10	0.60%	0.30%	0.10%
11 through 20	0.30%	0.10%	0.00%
21 and later	0.00%	0.00%	0.00%

Note: the guaranteed maximum for all policies is 0.60% on an annualized basis.

Nationwide®YourLifeSM Protection VUL policies

Policy Years	Charge for First $250,000 in Variable Policy Value (Annualized)	Charge for Variable Policy Value in Excess Of $250,000 (Annualized)

1 through 15	0.80%	0.30%
16 or later	0.30%	0.20%

Note: the guaranteed maximum for all policies is 0.80% on an annualized basis.

Nationwide MarathonSM Performance VUL policies

For policies that do not elect the accumulation rider, the charge will be deducted in accordance with the table below.

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

Policy Years	Charge for First $250,000 in Variable Policy Value (Annualized)	Charge for Variable Policy Value in Excess Of $250,000 (Annualized)

1 through 15	0.80%	0.30%
16 or later	0.30%	0.20%

Note: the guaranteed maximum for all policies not electing that accumulation rider is 0.80% on an annualized basis. If you do elect the accumulations rider, the maximum guaranteed charge is equal to an annualized rate of 0.30% of variable policy value for all policy years and the current charge is 0.00%.

Nationwide YourLife® Survivorship VUL policies

Policy Years	Charge for First $250,000 in Variable Policy Value (Annualized)	Charge for Variable Policy Value in Excess Of $250,000 (Annualized)

1 through 15	0.80%	0.50%
16 through 20	0.50%	0.50%
21 or later	0.00%	0.00%

Note: the guaranteed maximum for all policies is 0.80% on an annualized basis of all variable account cash value for policy years 1-15, 0.50% on an annualized basis for all variable cash value for policy years 16-20 and 0.30% for policy year 21 and later.

The charges above are assessed against each policy by liquidating units.

(4) Death Benefits

Death benefit proceeds result in a surrender of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account. Death benefits are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(5) Policy Loans (Net of Repayments)

Policy provisions allow policyholders to borrow 90% of a policy’s non-loaned cash value. Interest is charged on the outstanding loan and is due and payable on each policy anniversary, or when the loan is repaid or a new loan is effective. At the time the loan is granted, the amount of the loan is transferred from the Separate Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan was made. Interest credited is paid by the Company’s general account to the Separate Account. Loan repayments result in a transfer of collateral including interest credited back to the Separate Account. The interest rate charged on the policy loan is the stated rate of interest in effect at the time the loan is made, subject to a guaranteed maximum rate. Policy loans (net of repayments) are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

Policyholders may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the policyholder executing fund exchanges. Fund exchanges from the Separate Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Separate Account are included in purchase payments received from policyholders, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the policyholder, also result in transfers between the Separate Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements. For the years ended December 31, 2022 and 2021, total transfers to the Separate Account from the fixed account were $34,498,864 and $34,205,981, respectively, and total transfers from the Separate Account to the fixed account were $30,180,921 and $22,429,691, respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quotes prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quotes prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secures Overnight Financing Rate, prime rates, cash flows, maturity dates, callability, estimated prepayments and/or underlying collateral values.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The investments used by all subaccounts are mutual funds and are valued using daily Net Asset Values (NAVs), which are deemed to approximate fair values. As such, all funds are classified as Level 1 Investments.

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2022 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ALVDAA	$53,667	$7,727
ALVIVB	25,029	44,090
ALVSVA	1,099,195	352,768
ALCAI2	1,016	719
WFVSCG	399,409	102,132
ACVIP1	2,014,604	1,256,649
ACVIP2	156,083	55,787
ACVMV1	863,572	509,087
AMVBC4	626,548	2,958
AMVBD4	1,470	370
AMVGI4	18,235	-
AMVGR4	1,533	460
AMVI4	1,542	460
AMVNW2	2,232,408	351,347
AMVNW4	12,809	231
PIVMV2	9,031	-
BRVGA1	987,861	968,188
BRVHY3	5,993	188
BRVHYI	1,447,749	219,587
BRVTR3	6,272	6
MLVGA2	61,569	78,918
MLVGA3	3,500	3,450
DSIF	2,437,398	1,361,134
DVSCS	893,919	366,224

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

CLVGT2	477	57
DWVSVS	385,594	406,561
DFVEA	134,038	1
DFVGB	2,893,472	2,138,864
DFVGMI	1,686,325	2,322,986
DFVIPS	2,081,735	400,167
DFVIS	6,679,071	731,240
DFVIV	5,714,224	1,740,939
DFVSTF	1,911,987	2,765,220
DFVULV	5,086,587	2,233,291
DFVUTV	5,404,511	1,645,154
DSGIBA	2,746,088	191,401
DSVCGA	1,967,441	191,103
ETVFR	696	696
FQB	153,170	38,001
FVU2	87	87
FB2	270,246	257,502
FC2	9,452	-
FCS	4,102,539	470,928
FEIS	1,397,827	804,620
FEMS	2,116,998	493,956
FF10S	169,687	116,572
FF20S	547,181	170,438
FF30S	1,191,320	473,270
FG2	316	215
FGS	11,711,663	7,137,992
FIGBP2	33,453	14
FIGBS	1,413,415	1,270,770
FMC2	3,905	-
FMCS	1,600,398	2,247,649
FNRS2	3,432,743	4,122,488
FOS	2,052,649	555,070
FRESS	1,316,332	521,786
FVSS	771	1,374
FVSS2	405,620	208,883
FEOVF	1,036	-
FTVDM2	58,706	18,505
FTVFA1	91,105	56,048
FTVFA2	164,085	25,338
FTVGB1	253,883	514,972
FTVGI2	10,743	47,140
FTVIS1	865,517	577,231
FTVIS2	46,568	52,246
FTVSVI	661,941	271,695
TIF2	29,375	65,077
GVGMNS	30,325	10,674
GVMSAS	415,913	301,503
RINF	13,342	-
RTEC	516	348
RVARS	240,275	126,148
SBLQ	518	-
ACEG	31,809	1,460
AVMCCI	72,963	65,595
IVBRA1	3,791,888	632,148
IVDDI	20,864	-
OVAG	435,100	229,009
OVGS	1,906,543	354,316
OVIG	3,014,768	463,936
OVSB	21,313	14,908
OVSC	1,620,845	219,209

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

WRASP	1,503,801	479,386
WRBDP	108,058	51,134
WRBP	384,184	25,772
WRCEP	388,418	67,954
WRDIV	262,603	53,393
WRENG	49,288	133,021
WRGNR	31,136	186,077
WRGP	519,544	106,911
WRHIP	685,288	378,026
WRI2P	124,332	54,776
WRIP	258,500	241,376
WRLTBP	127,413	7,297
WRMCG	790,196	2,955,373
WRPAP	315,068	151,220
WRPCP	61,976	26,115
WRPMAP	1,480,807	391,785
WRPMAV	89,550	29,650
WRPMCP	135,193	199,026
WRPMCV	258	27
WRPMMV	74,387	10,959
WRPMP	1,229,038	645,198
WRRESP	59,378	31,032
WRSCP	419,090	60,313
WRSCV	115,601	44,623
WRSTP	491,297	185,876
WRVP	272,177	46,635
JABIN	2,196	-
JACAS	908,493	661,188
JAEI	1,785,150	569,081
JAGTS	14,213,116	1,697,809
JAIGS	166,414	173,659
JAMGS	4,102,143	350,193
JMCVIN	4,200	21
LVCLGI	1,450	-
SBVSG2	220	-
LOVBD	8	-
LOVTRC	4,124,130	631,492
MFBIE	297,235	182,435
MFBOV	963,131	259,276
MFFCA	844,178	195,876
MFTCG	1,104,386	226,109
MNDIC	1,968,752	454,374
MV2IGI	2,319	655
MV3MVI	1,384,875	161,480
MVFIC	4,278,326	2,589,051
MVIGIC	1,211,301	197,072
MVIVIC	1,437,485	1,294,250
MVIVSC	2,780	3,118
MVUIC	430,100	78,024
MSVFI	12,487	6,971
DTRTFB	168,782	41,177
DTRTFY	49,109	47,513
EIF	1,389,189	295,166
GBF	702,500	857,952
GEM	2,695,383	673,006
GIG	175,070	63,081
GVAAA2	13,841,892	1,927,014
GVABD2	96,109	77,657
GVAGG2	855,105	601,391
GVAGI2	145,089	115,351

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

GVAGR2	1,556,758	390,940
GVDMA	3,122,278	431,386
GVDMC	159,079	17,411
GVEX1	137,146,423	15,423,775
GVEXD	261,282	105,239
GVIDA	557,189	111,656
GVIDC	46,762	30,857
GVIDM	1,494,119	426,920
GVIX2	481,578	609,392
GVIXY	5,402	3
HIBF	417,912	246,525
IDPG	1,711,659	167,320
IDPGI	599,213	80,216
MCIF	7,537,509	756,117
MCIFD	31,448	22,373
MSBF	545,147	192,401
NCPG	1,654,490	420,417
NCPGI	2,581,396	696,028
NJMMAY	92,205	14,028
NVAMV1	593,225	945,504
NVAMVX	1,596,583	413,138
NVBX	1,070,558	440,383
NVCBD1	330,535	427,495
NVCCA1	6,249,233	2,644,969
NVCCN1	363,740	212,836
NVCMA1	5,259,598	2,827,677
NVCMC1	459,145	187,820
NVCMD1	2,642,559	1,789,071
NVCRA1	6,500,881	1,632,936
NVCRB1	1,772,040	496,358
NVDBL2	93,340	35,879
NVDBLP	3,214,968	616,508
NVDCA2	902	133
NVDCAP	5,644,796	842,711
NVDMAP	36,745,602	2,772,875
NVDMCP	735,141	198,422
NVFIII	271,091	55,645
NVGEII	311,712	24,273
NVGEY	51,493	3,535
NVIDAP	14,698,442	1,100,070
NVIDCP	671,949	848,682
NVIDMP	11,216,477	1,063,338
NVIE6	13,370	3,075
NVIX	2,934,540	330,969
NVLCP1	2,865,373	1,339,776
NVMIG1	458,108	320,244
NVMIVX	272,850	98,751
NVMLG1	2,218,841	638,509
NVMM2	495,642	153,184
NVMMG1	2,261,666	2,194,766
NVMMG2	684	1
NVMMV1	2,225,672	630,053
NVMMV2	58,732	26,484
NVNMO1	123,589	506,437
NVNSR2	214,027	71,276
NVOLG1	5,934,419	2,732,404
NVRE1	3,457,369	1,250,481
NVSIX2	5,373,882	706,649
NVSIXD	29,290	7,393
NVSTB1	2,640,140	1,686,569

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

NVSTB2	45,850	45,474
NVTIV3	19,183	43,841
SAM	328,822	265,560
SAM5	37,011,925	20,622,520
SAMY	1,740,945	924,378
SCF	1,033,511	1,129,773
SCGF	3,432,631	404,636
SCVF	1,444,776	359,223
TRF	1,261,728	327,806
AMMCGS	17,312	8,734
AMSRS	21,359	7,361
AMTB	49,168	79,122
NOTB3	1,498,774	262,820
NOTG3	2,350,480	365,976
NOTMG3	2,557,868	155,262
PMVAAA	226,956	491,200
PMVFBA	74,115	456,177
PMVLDA	625,954	872,738
PMVRRA	27,276	-
PMVRSA	3,530,356	1,592,698
PMVTRA	38,687	55
PVSTA	107,568	25,936
PVEIIA	2,570,083	161,294
PVIVIA	269,530	64,642
TRHS2	66,245	96,884
TRHSP	6,056,436	1,067,091
VWEM	2,781	3
VWHA	1,184,835	597,831
VVB	5,090	4,955
VVCG	76,304	7,519
VVDV	12,005	-
VVEI	12,385	281
VVEIX	62,599	9
VVG	50,782	7,076
VVGBI	1,467	-
VVHGB	324,811	33,449
VVHYB	14,547	6
VVI	214,733	189,707
VVMCI	95,713	15,145
VVREI	143,479	3,846
VVSTC	17,039	14
VVTISI	490,826	80,654
VVTSM	579,054	39,156
VRVDRI	999,877	53,450
WRMMP	5,756	341,708
WRGBP	8,897	89,431

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

(8) Financial Highlights

The Company offers several variable life products through the Separate Account that have unique combinations of features and fees that are assessed to the policyholder. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life insurance policies as of December 31, 2022, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2022. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)
2022	0.00%	6,977	$14.25	$99,428	2.86%	-18.45%
2021	0.00%	6,143	17.47	107,345	2.01%	9.67%
2020	0.00%	6,303	15.93	100,427	1.51%	5.02%
2019	0.00%	11,756	15.17	178,351	2.10%	15.51%
2018	0.00%	10,935	13.13	143,616	1.85%	-7.07%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
2022	0.00%	21,884	8.81	192,878	4.04%	-13.79%
2021	0.00%	25,401	10.22	259,700	1.62%	10.85%
2020	0.00%	32,378	9.22	298,621	1.56%	2.21%
2019	0.00%	31,716	9.02	286,188	1.04%	16.79%
2018	0.00%	3,861	7.73	29,831	0.88%	-22.74	%****
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
2022	0.00%	146,094	30.14	4,402,896	1.10%	-15.63%
2021	0.00%	146,705	35.72	5,240,302	0.78%	35.95%
2020	0.00%	157,186	26.27	4,130,044	1.05%	3.37%
2019	0.00%	189,281	25.42	4,811,232	0.59%	20.10%
2018	0.00%	194,249	21.17	4,111,291	0.48%	-15.03%
Alger Capital Appreciation Portfolio - Class I2 Shares (ALCAI2)
2022	0.00%	34	6.02	205	0.00%	-36.52	%****
Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)
2022	0.00%	31,585	47.10	1,487,565	0.00%	-34.42%
2021	0.00%	31,412	71.82	2,255,942	0.00%	7.64%
2020	0.00%	34,815	66.72	2,322,861	0.00%	57.78%
2019	0.00%	51,690	42.29	2,185,764	0.00%	24.83%
2018	0.00%	52,819	33.88	1,789,245	0.00%	1.31%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)
2022	0.00%	934,843	11.46	10,711,827	5.21%	-12.88%
2021	0.00%	927,477	13.15	12,198,047	3.39%	6.61%
2020	0.00%	872,794	12.34	10,766,722	1.59%	9.81%
2019	0.00%	938,205	11.23	10,530,219	2.57%	9.16%
2018	0.00%	934,718	10.29	9,619,973	3.08%	-2.57%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
2022	0.00%	28,664	16.52	473,481	5.13%	-13.08%
2021	0.00%	24,595	19.00	467,390	3.14%	6.27%
2020	0.00%	25,104	17.88	448,923	1.37%	9.55%
2019	0.00%	25,637	16.32	418,473	2.31%	8.90%
2018	0.00%	27,481	14.99	411,904	2.84%	-2.82%
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
2022	0.00%	74,856	51.21	3,833,490	2.25%	-1.19%
2021	0.00%	80,200	51.83	4,156,748	1.14%	23.20%
2020	0.00%	88,790	42.07	3,735,267	1.81%	1.21%
2019	0.00%	98,875	41.57	4,109,761	2.07%	29.15%
2018	0.00%	116,636	32.18	3,753,784	1.42%	-12.84%
American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)
2022	0.00%	65,727	9.43	619,619	2.68%	-1.03	%****
American Funds Insurance Series(R) - The Bond Fund of America: Class 4 (AMVBD4)
2022	0.00%	125	8.68	1,085	0.00%	-12.75	%****

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Funds Insurance Series(R) - Growth-Income Fund: Class 4 (AMVGI4)
2022	0.00%	2,297	8.40	19,305	0.90%	-16.71	%****
American Funds Insurance Series(R) - Growth Fund: Class 4 (AMVGR4)
2022	0.00%	159	6.74	1,071	0.00%	-30.11	%****
American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)
2022	0.00%	144	7.54	1,086	0.00%	-21.02	%****
American Funds Insurance Series(R) - New World Fund: Class 2 (AMVNW2)
2022	0.00%	253,611	12.31	3,122,188	1.60%	-22.10%
2021	0.00%	127,914	15.80	2,021,382	0.94%	4.92%
2020	0.00%	89,545	15.06	1,348,673	0.07%	23.58%
2019	0.00%	73,168	12.19	891,729	1.22%	29.14%
2018	0.00%	35,816	9.44	337,998	1.49%	-14.04%
American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)
2022	0.00%	1,713	7.52	12,876	0.79%	-22.25	%****
Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II (PIVMV2)
2022	0.00%	1,035	9.55	9,880	0.00%	-5.89	%****
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class I (BRVGA1)
2022	0.00%	764,997	16.88	12,913,989	0.00%	-15.86%
2021	0.00%	774,880	20.06	15,546,250	0.92%	6.67%
2020	0.00%	765,348	18.81	14,394,320	1.28%	21.01%
2019	0.00%	855,232	15.54	13,292,531	1.33%	17.99%
2018	0.00%	835,764	13.17	11,009,251	0.95%	-7.34%
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)
2022	0.00%	594	8.95	5,319	3.78%	-10.56	%****
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)
2022	0.00%	383,258	11.76	4,505,954	5.15%	-10.35%
2021	0.00%	299,196	13.11	3,923,728	4.35%	5.34%
2020	0.00%	201,810	12.45	2,512,430	4.76%	7.27%
2019	0.00%	90,475	11.61	1,050,076	5.38%	15.29%
2018	0.00%	45,921	10.07	462,286	5.41%	-2.66%
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)
2022	0.00%	692	8.51	5,892	1.57%	-14.28	%****
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)
2022	0.00%	61,279	22.93	1,404,832	0.00%	-15.99%
2021	0.00%	62,887	27.29	1,716,048	0.77%	6.55%
2020	0.00%	65,109	25.61	1,667,468	1.11%	20.80%
2019	0.00%	78,748	21.20	1,669,449	1.10%	17.83%
2018	0.00%	88,932	17.99	1,600,031	0.79%	-7.52%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
2020	0.00%	55,964	43.13	2,413,926	0.78%	23.69%
2019	0.00%	62,253	34.87	2,170,920	1.17%	36.10%
2018	0.00%	62,752	25.62	1,607,919	1.26%	-6.85%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2022	0.00%	431,074	44.12	19,018,438	1.34%	-18.32%
2021	0.00%	451,317	54.01	24,376,852	1.14%	28.41%
2020	0.00%	473,165	42.06	19,902,389	1.58%	18.01%
2019	0.00%	514,215	35.64	18,315,167	1.72%	31.18%
2018	0.00%	546,950	27.17	14,861,105	1.66%	-4.63%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2022	0.00%	119,301	42.06	5,017,625	0.92%	-16.65%
2021	0.00%	123,569	50.46	6,235,250	0.69%	26.14%
2020	0.00%	143,928	40.00	5,757,402	1.09%	10.64%
2019	0.00%	157,959	36.16	5,703,226	0.94%	22.21%
2018	0.00%	177,285	29.58	5,244,913	0.82%	-8.97%
Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2)
2022	0.00%	41	7.13	292	0.00%	-31.86	%****

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
2022	0.00%	96,711	21.77	2,105,537	0.50%	-12.36%
2021	0.00%	104,562	24.84	2,597,399	0.64%	34.01%
2020	0.00%	136,970	18.54	2,538,867	1.08%	-2.18%
2019	0.00%	130,512	18.95	2,472,984	0.76%	27.72%
2018	0.00%	124,417	14.84	1,845,849	0.60%	-16.94%
DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class (DFVEA)
2022	0.00%	15,408	8.63	133,036	1.92%	-13.68	%****
DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio (DFVGB)
2022	0.00%	1,904,466	11.09	21,115,329	1.60%	-6.33%
2021	0.00%	1,868,950	11.84	22,122,759	0.78%	-1.04%
2020	0.00%	1,607,313	11.96	19,225,735	0.03%	1.46%
2019	0.00%	1,576,277	11.79	18,594,588	2.77%	4.19%
2018	0.00%	1,321,356	11.32	14,952,250	4.86%	1.75%
DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)
2022	0.00%	324,979	13.58	4,413,949	1.79%	-10.96%
2021	0.00%	363,149	15.25	5,539,353	1.60%	14.20%
2020	0.00%	295,982	13.36	3,953,284	1.38%	11.29%
2019	0.00%	180,087	12.00	2,169,397	2.34%	18.12%
2018	0.00%	168,068	10.16	1,707,587	5.02%	-6.90%
DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class (DFVIPS)
2022	0.00%	444,633	11.39	5,064,622	9.47%	-12.45%
2021	0.00%	338,091	13.01	4,398,715	5.28%	5.58%
2020	0.00%	223,212	12.32	2,750,608	1.25%	11.72%
2019	0.00%	165,934	11.03	1,830,724	1.96%	8.46%
2018	0.00%	100,936	10.17	1,026,541	2.51%	-1.33%
DFA Investment Dimensions Group Inc. - VA International Small Portfolio (DFVIS)
2022	0.00%	1,528,029	18.87	28,827,358	2.78%	-17.64%
2021	0.00%	1,284,823	22.91	29,431,864	2.65%	14.56%
2020	0.00%	1,254,355	20.00	25,080,927	2.16%	9.41%
2019	0.00%	1,246,703	18.27	22,783,967	2.95%	23.90%
2018	0.00%	1,110,983	14.75	16,386,654	1.81%	-19.77%
DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)
2022	0.00%	1,959,189	16.87	33,048,578	4.20%	-3.46%
2021	0.00%	1,807,763	17.47	31,586,157	4.23%	18.11%
2020	0.00%	1,700,699	14.79	25,158,296	2.58%	-1.76%
2019	0.00%	1,504,700	15.06	22,662,615	3.88%	15.86%
2018	0.00%	1,258,516	13.00	16,357,465	2.89%	-17.08%
DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio (DFVSTF)
2022	0.00%	1,812,290	10.64	19,274,085	1.26%	-1.16%
2021	0.00%	1,916,380	10.76	20,619,547	0.01%	-0.19%
2020	0.00%	1,688,867	10.78	18,206,130	0.59%	0.60%
2019	0.00%	1,720,630	10.72	18,451,730	2.43%	2.52%
2018	0.00%	1,407,580	10.45	14,713,449	1.61%	1.78%
DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio (DFVULV)
2022	0.00%	1,364,540	30.16	41,157,601	2.31%	-4.88%
2021	0.00%	1,315,343	31.71	41,708,326	1.81%	27.04%
2020	0.00%	1,295,368	24.96	32,333,282	2.35%	-1.37%
2019	0.00%	1,190,909	25.31	30,147,324	2.29%	25.78%
2018	0.00%	1,080,560	20.12	21,741,588	2.27%	-12.12%
DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio (DFVUTV)
2022	0.00%	986,579	30.99	30,574,058	1.35%	-4.21%
2021	0.00%	954,848	32.35	30,892,360	1.49%	39.68%
2020	0.00%	1,015,289	23.16	23,516,424	1.81%	3.98%
2019	0.00%	976,352	22.27	21,754,611	1.62%	22.56%
2018	0.00%	834,983	18.17	15,175,766	1.07%	-15.87%
Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A (DSGIBA)
2022	0.00%	452,861	13.75	6,224,838	2.69%	-14.98%
2021	0.00%	313,589	16.17	5,070,036	2.08%	10.95%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2020	0.00%	208,291	14.57	3,035,107	2.86%	8.28%
2019	0.00%	145,961	13.46	1,964,272	3.14%	20.16%
2018	0.00%	58,367	11.20	653,665	2.61%	-7.66%
Deutsche DWS Variable Series I - DWS Capital Growth VIP: Class A (DSVCGA)
2022	0.00%	197,542	17.30	3,416,617	0.08%	-30.74%
2021	0.00%	129,908	24.97	3,243,957	0.18%	22.78%
2020	0.00%	73,954	20.34	1,504,121	0.41%	39.04%
2019	0.00%	41,881	14.63	612,618	0.34%	37.14%
2018	0.00%	19,531	10.67	208,326	0.38%	-1.60%
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
2022	0.00%	32,738	17.96	587,892	2.54%	-9.28%
2021	0.00%	28,072	19.79	555,645	2.43%	-1.40%
2020	0.00%	31,213	20.07	626,560	2.89%	8.12%
2019	0.00%	24,360	18.57	452,275	2.87%	9.44%
2018	0.00%	23,191	16.96	393,420	2.95%	-0.59%
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)
2022	0.00%	1,253	7.39	9,255	0.29%	-26.49	%****
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)
2022	0.00%	867,405	13.63	11,823,657	0.46%	-26.38%
2021	0.00%	667,616	18.52	12,361,622	0.04%	27.71%
2020	0.00%	450,346	14.50	6,529,409	0.16%	30.43%
2019	0.00%	21,193	11.12	235,582	0.48%	11.16%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)
2022	0.00%	328,390	34.57	11,352,587	1.83%	-5.09%
2021	0.00%	328,816	36.42	11,976,681	1.86%	24.83%
2020	0.00%	295,420	29.18	8,620,144	1.76%	6.55%
2019	0.00%	301,092	27.39	8,248,518	1.98%	27.32%
2018	0.00%	298,050	21.51	6,410,859	2.22%	-8.40%
Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)
2022	0.00%	607,379	11.01	6,686,608	1.81%	-20.26%
2021	0.00%	471,434	13.81	6,508,570	2.41%	-2.28%
2020	0.00%	264,410	14.13	3,735,702	0.87%	31.17%
2019	0.00%	123,059	10.77	1,326,530	2.24%	29.30%
2018	0.00%	54,943	8.33	457,672	1.66%	-16.70	%****
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
2022	0.00%	61,028	24.15	1,473,539	2.08%	-13.57%
2021	0.00%	64,020	27.94	1,788,407	0.95%	5.79%
2020	0.00%	65,894	26.41	1,739,973	1.20%	12.39%
2019	0.00%	78,967	23.49	1,855,265	2.01%	16.00%
2018	0.00%	96,578	20.25	1,956,075	1.70%	-4.10%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
2022	0.00%	121,493	27.14	3,297,109	2.02%	-15.83%
2021	0.00%	123,004	32.24	3,965,895	1.07%	9.47%
2020	0.00%	100,177	29.45	2,950,573	1.14%	14.92%
2019	0.00%	117,482	25.63	3,011,147	2.03%	20.01%
2018	0.00%	113,656	21.36	2,427,400	1.36%	-5.98%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
2022	0.00%	308,760	30.81	9,513,825	1.85%	-16.94%
2021	0.00%	314,208	37.10	11,656,900	1.02%	12.24%
2020	0.00%	308,413	33.05	10,194,079	1.23%	16.76%
2019	0.00%	289,083	28.31	8,183,826	1.94%	24.37%
2018	0.00%	293,129	22.76	6,672,133	1.26%	-7.88%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
2022	0.00%	7	7.38	52	0.63%	-24.64	%****
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)
2022	0.00%	887,957	55.28	49,082,343	0.52%	-24.52%
2021	0.00%	876,545	73.24	64,193,855	0.00%	23.08%
2020	0.00%	763,199	59.50	45,411,207	0.06%	43.75%
2019	0.00%	683,492	41.39	28,295,453	0.16%	34.18%
2018	0.00%	625,050	30.85	19,281,194	0.15%	-0.27%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)
2022	0.00%	3,924	8.63	33,864	2.23%	-13.21	%****
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
2022	0.00%	368,895	17.44	6,434,165	2.22%	-13.03%
2021	0.00%	390,307	20.05	7,827,146	1.98%	-0.72%
2020	0.00%	353,680	20.20	7,144,321	2.28%	9.25%
2019	0.00%	310,568	18.49	5,743,694	2.65%	9.58%
2018	0.00%	298,632	16.87	5,038,633	2.47%	-0.63%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)
2022	0.00%	454	8.36	3,795	0.53%	-14.97	%****
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
2022	0.00%	214,913	44.79	9,625,296	0.40%	-14.85%
2021	0.00%	244,040	52.60	12,836,592	0.52%	25.51%
2020	0.00%	257,638	41.91	10,797,837	0.56%	18.04%
2019	0.00%	267,146	35.51	9,485,288	0.78%	23.35%
2018	0.00%	294,745	28.79	8,484,307	0.56%	-14.64%
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
2022	0.00%	432,290	28.47	12,306,164	2.22%	62.87%
2021	0.00%	469,829	17.48	8,212,104	2.29%	54.83%
2020	0.00%	568,083	11.29	6,413,237	2.75%	-32.88%
2019	0.00%	445,565	16.82	7,488,507	1.85%	9.82%
2018	0.00%	438,202	15.32	6,711,087	0.70%	-24.77%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)
2022	0.00%	446,760	13.21	5,901,956	1.09%	-24.58%
2021	0.00%	350,086	17.52	6,132,392	0.42%	19.57%
2020	0.00%	389,820	14.65	5,710,663	0.36%	15.49%
2019	0.00%	381,679	12.68	4,841,279	1.58%	27.67%
2018	0.00%	423,198	9.93	4,204,417	1.60%	-14.88%
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)
2022	0.00%	375,811	11.15	4,189,647	1.39%	-27.62%
2021	0.00%	323,139	15.40	4,976,830	1.12%	38.86%
2020	0.00%	230,628	11.09	2,557,992	2.35%	-6.61%
2019	0.00%	157,100	11.88	1,869,408	2.43%	23.09%
2018	0.00%	57,547	9.65	555,243	4.93%	-6.31%
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
2022	0.00%	272	38.97	10,599	1.02%	-7.19%
2021	0.00%	303	41.99	12,723	1.47%	33.48%
2020	0.00%	325	31.46	10,224	1.22%	8.18%
2019	0.00%	392	29.08	11,399	1.58%	34.29%
2018	0.00%	409	21.65	8,856	0.87%	-17.33%
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)
2022	0.00%	21,077	9.70	204,343	1.40%	-3.05	%****
First Eagle Variable Funds - Overseas Variable Fund (FEOVF)
2022	0.00%	114	9.09	1,037	0.00%	-8.17	%****
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
2022	0.00%	26,712	11.49	306,994	2.61%	-21.98%
2021	0.00%	26,242	14.73	386,574	0.87%	-5.74%
2020	0.00%	23,110	15.63	361,166	4.18%	17.18%
2019	0.00%	25,353	13.34	338,116	1.01%	26.70%
2018	0.00%	28,466	10.53	299,639	0.84%	-15.79%
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 1 (FTVFA1)
2022	0.00%	23,328	18.96	442,242	2.00%	-15.68%
2021	0.00%	24,697	22.48	555,243	1.90%	11.81%
2020	0.00%	24,760	20.11	497,851	1.77%	12.19%
2019	0.00%	29,944	17.92	536,673	4.50%	20.04%
2018	0.00%	45,129	14.93	673,796	3.37%	-9.34%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
2022	0.00%	68,225	18.64	1,272,019	1.63%	-16.00%
2021	0.00%	68,897	22.20	1,529,220	1.72%	11.68%
2020	0.00%	69,652	19.87	1,384,263	1.47%	11.74%
2019	0.00%	70,996	17.79	1,262,696	3.80%	19.86%
2018	0.00%	86,330	14.84	1,281,023	3.05%	-9.65%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)
2022	0.00%	403,802	10.23	4,131,161	0.00%	-4.85%
2021	0.00%	428,387	10.75	4,605,982	0.00%	-4.62%
2020	0.00%	474,728	11.27	5,351,693	8.36%	-5.07%
2019	0.00%	488,258	11.88	5,799,933	7.15%	2.26%
2018	0.00%	417,744	11.61	4,851,482	0.00%	2.21%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
2022	0.00%	88,564	9.01	797,725	0.00%	-4.95%
2021	0.00%	92,717	9.48	878,628	0.00%	-4.99%
2020	0.00%	99,586	9.97	993,316	8.48%	-5.28%
2019	0.00%	103,027	10.53	1,084,933	7.25%	2.01%
2018	0.00%	117,684	10.32	1,214,825	0.00%	1.94%
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)
2022	0.00%	227,697	18.72	4,262,068	5.09%	-5.24%
2021	0.00%	229,740	19.75	4,537,939	4.58%	17.00%
2020	0.00%	213,049	16.88	3,596,642	6.00%	0.97%
2019	0.00%	198,343	16.72	3,319,462	5.51%	16.42%
2018	0.00%	211,123	14.36	3,032,020	4.98%	-4.09%
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
2022	0.00%	24,446	24.67	603,019	4.89%	-5.47%
2021	0.00%	26,436	26.10	689,869	4.65%	16.75%
2020	0.00%	27,159	22.35	607,032	5.73%	0.69%
2019	0.00%	30,135	22.20	668,907	5.63%	16.06%
2018	0.00%	32,857	19.13	628,414	4.77%	-4.30%
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)
2020	0.00%	1,015	41.19	41,808	1.35%	16.23%
2019	0.00%	3,241	35.44	114,859	1.04%	29.58%
2018	0.00%	1,886	27.35	51,579	1.50%	-4.84%
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)
2022	0.00%	72,766	40.06	2,915,257	1.22%	-9.82%
2021	0.00%	76,985	44.42	3,419,989	1.12%	25.67%
2020	0.00%	83,440	35.35	2,949,607	1.71%	5.41%
2019	0.00%	84,425	33.54	2,831,326	1.29%	26.72%
2018	0.00%	94,841	26.46	2,509,885	1.12%	-12.69%
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
2022	0.00%	46,421	9.25	429,205	3.02%	-7.61%
2021	0.00%	51,135	10.01	511,707	1.89%	4.16%
2020	0.00%	62,081	9.61	596,441	3.51%	-1.16%
2019	0.00%	60,985	9.72	592,774	1.64%	12.53%
2018	0.00%	99,691	8.64	861,110	2.80%	-15.44%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)
2022	0.00%	7,798	14.17	110,474	0.00%	-19.16%
2021	0.00%	6,788	17.53	118,961	0.00%	16.17%
2020	0.00%	6,536	15.09	98,599	0.29%	4.11%
2019	0.00%	7,052	14.49	102,180	1.50%	11.94%
2018	0.00%	8,085	12.94	104,656	0.75%	-4.34%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
2022	0.00%	50,299	10.80	543,083	4.07%	-6.54%
2021	0.00%	41,081	11.55	474,576	2.27%	4.84%
2020	0.00%	9,141	11.02	100,728	2.38%	6.72%
2019	0.00%	6,356	10.33	65,629	4.10%	8.82%
2018	0.00%	2,751	9.49	26,103	5.57%	-5.12	%****

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Rydex Variable Trust - Internet Fund (RINF)
2022	0.00%	2,353	4.92	11,581	0.00%	-44.84	%****
Rydex Variable Trust - Technology Fund (RTEC)
2022	0.00%	12	6.23	75	0.00%	-36.25	%****
Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)
2022	0.00%	93,779	12.29	1,152,453	1.18%	-3.40%
2021	0.00%	86,802	12.72	1,104,243	0.00%	8.10%
2020	0.00%	74,972	11.77	882,247	1.29%	7.39%
2019	0.00%	64,599	10.96	707,881	2.30%	5.01%
2018	0.00%	68,812	10.43	718,051	0.00%	-5.07%
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) (SBLQ)
2022	0.00%	56	9.33	522	0.00%	-3.74	%****
Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)
2022	0.00%	3,412	29.31	100,007	0.00%	-31.11%
2021	0.00%	3,417	42.55	145,388	0.00%	11.93%
2020	0.00%	820	38.01	31,172	0.08%	42.35%
2019	0.00%	1,146	26.70	30,603	0.00%	36.76%
2018	0.00%	1,089	19.53	21,265	0.00%	-3.62%
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares (AVMCCI)
2022	0.00%	13,437	21.71	291,670	0.33%	-14.26%
2021	0.00%	16,067	25.32	406,762	0.51%	23.24%
2020	0.00%	16,806	20.54	345,227	0.67%	9.25%
2019	0.00%	24,235	18.80	455,690	0.51%	25.28%
2018	0.00%	23,810	15.01	357,367	0.57%	-11.35%
Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
2022	0.00%	842,308	13.56	11,419,026	7.83%	-14.35%
2021	0.00%	714,548	15.83	11,310,265	3.33%	9.54%
2020	0.00%	647,561	14.45	9,356,869	8.47%	10.22%
2019	0.00%	541,919	13.11	7,104,503	0.00%	15.21%
2018	0.00%	416,058	11.38	4,734,235	1.71%	-6.46%
Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares (IVDDI)
2022	0.00%	1,973	9.90	19,536	1.90%	-1.68	%****
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
2022	0.00%	43,041	12.19	524,565	0.00%	-30.98%
2021	0.00%	41,386	17.66	730,812	0.00%	19.10%
2020	0.00%	25,773	14.83	382,128	0.00%	48.27	%****
Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)
2020	0.00%	116,043	37.68	4,372,189	1.50%	13.94%
2019	0.00%	121,141	33.07	4,005,757	0.90%	32.08%
2018	0.00%	98,385	25.04	2,463,107	1.16%	-7.89%
Invesco - Invesco V.I. Global Fund: Series I (OVGS)
2022	0.00%	217,681	24.63	5,362,486	0.00%	-31.76%
2021	0.00%	194,708	36.10	7,029,432	0.00%	15.49%
2020	0.00%	178,943	31.26	5,593,823	0.70%	27.64%
2019	0.00%	186,386	24.49	4,564,874	0.94%	31.79%
2018	0.00%	201,007	18.58	3,735,545	1.00%	-13.18%
Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)
2022	0.00%	580,742	11.77	6,834,285	0.00%	-27.13%
2021	0.00%	471,376	16.15	7,612,456	0.00%	10.22%
2020	0.00%	460,143	14.65	6,742,032	1.04%	21.50%
2019	0.00%	352,589	12.06	4,251,938	1.01%	28.60%
2018	0.00%	311,400	9.38	2,920,039	0.92%	-19.42%
Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)
2022	0.00%	34,442	10.84	373,229	0.00%	-11.46%
2021	0.00%	33,822	12.24	413,952	3.98%	-3.41%
2020	0.00%	45,398	12.67	575,265	5.94%	3.40%
2019	0.00%	48,669	12.25	596,429	3.75%	10.80%
2018	0.00%	47,978	11.06	530,634	4.87%	-4.40%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)
2022	0.00%	97,187	44.30	4,305,563	0.56%	-15.83%
2021	0.00%	78,232	52.64	4,117,832	0.38%	22.55%
2020	0.00%	69,816	42.95	2,998,581	0.63%	19.93%
2019	0.00%	76,724	35.81	2,747,712	0.20%	26.47%
2018	0.00%	78,676	28.32	2,227,888	0.31%	-10.32%
Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)
2022	0.00%	572,243	17.71	10,136,738	1.61%	-14.74%
2021	0.00%	570,013	20.78	11,842,839	1.62%	10.44%
2020	0.00%	586,496	18.81	11,033,225	2.07%	13.88%
2019	0.00%	619,589	16.52	10,235,364	2.09%	21.78%
2018	0.00%	685,219	13.57	9,295,255	1.76%	-5.44%
Ivy Variable Insurance Portfolios - Delaware Ivy Corporate Bond: Class II (WRBDP)
2022	0.00%	59,877	14.86	889,771	2.42%	-15.79%
2021	0.00%	59,357	17.65	1,047,421	1.97%	-0.85%
2020	0.00%	54,657	17.80	972,713	2.43%	10.97%
2019	0.00%	55,873	16.04	896,095	2.74%	12.18%
2018	0.00%	54,681	14.30	781,779	2.11%	-1.90%
Ivy Variable Insurance Portfolios - Delaware Ivy Balanced: Class II (WRBP)
2022	0.00%	32,093	25.48	817,793	1.11%	-16.06%
2021	0.00%	30,636	30.36	930,023	0.98%	15.97%
2020	0.00%	30,083	26.18	787,505	1.40%	14.11%
2019	0.00%	29,129	22.94	668,222	1.75%	22.09%
2018	0.00%	26,574	18.79	499,304	1.64%	-3.24%
Ivy Variable Insurance Portfolios - Delaware Ivy Core Equity: Class II (WRCEP)
2022	0.00%	36,215	39.03	1,413,365	0.22%	-17.33%
2021	0.00%	35,217	47.21	1,662,469	0.54%	28.94%
2020	0.00%	37,667	36.61	1,379,032	0.53%	21.52%
2019	0.00%	43,050	30.13	1,297,038	0.56%	31.09%
2018	0.00%	41,351	22.98	950,371	0.48%	-4.51%
Ivy Variable Insurance Portfolios - Delaware VIP Global Value Equity: Class II (WRDIV)
2022	0.00%	37,594	21.74	817,351	3.77%	-11.30%
2021	0.00%	38,026	24.51	932,105	2.18%	16.97%
2020	0.00%	38,508	20.96	806,949	2.54%	3.15%
2019	0.00%	37,887	20.32	769,697	2.82%	23.15%
2018	0.00%	38,681	16.50	638,113	1.63%	-11.68%
Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II (WRENG)
2022	0.00%	48,553	8.34	405,154	2.82%	50.47%
2021	0.00%	59,712	5.55	331,141	1.48%	42.00%
2020	0.00%	66,753	3.91	260,703	2.09%	-36.83%
2019	0.00%	47,539	6.18	293,922	0.00%	3.48%
2018	0.00%	38,743	5.98	231,489	0.00%	-34.14%
Ivy Variable Insurance Portfolios - Delaware Ivy Natural Resources: Class II (WRGNR)
2022	0.00%	97,808	6.98	682,655	1.64%	17.78%
2021	0.00%	122,181	5.93	724,063	1.60%	26.68%
2020	0.00%	122,569	4.68	573,394	2.25%	-11.99%
2019	0.00%	111,122	5.32	590,655	0.98%	9.46%
2018	0.00%	105,086	4.86	510,318	0.31%	-23.23%
Ivy Variable Insurance Portfolios - Delaware Ivy Growth: Class II (WRGP)
2022	0.00%	37,797	43.14	1,630,734	0.00%	-27.19%
2021	0.00%	38,023	59.26	2,253,127	0.00%	30.03%
2020	0.00%	38,644	45.57	1,761,130	0.00%	30.55%
2019	0.00%	40,917	34.91	1,428,377	0.00%	36.59%
2018	0.00%	40,236	25.56	1,028,367	0.03%	2.28%
Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II (WRHIP)
2022	0.00%	146,984	23.93	3,516,680	6.60%	-10.97%
2021	0.00%	145,101	26.87	3,899,203	5.78%	6.06%
2020	0.00%	138,235	25.34	3,502,399	7.25%	6.03%
2019	0.00%	148,251	23.90	3,542,632	6.71%	11.19%
2018	0.00%	168,586	21.49	3,623,061	6.42%	-2.11%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy Variable Insurance Portfolios - Delaware Ivy International Core Equity: Class II (WRI2P)
2022	0.00%	41,333	16.99	702,199	2.24%	-14.30%
2021	0.00%	41,087	19.82	814,501	1.03%	14.18%
2020	0.00%	41,819	17.36	726,079	2.42%	7.19%
2019	0.00%	50,908	16.20	824,625	1.58%	18.69%
2018	0.00%	45,484	13.65	620,724	1.45%	-17.81%
Ivy Variable Insurance Portfolios - Delaware Ivy Global Growth: Class II (WRIP)
2022	0.00%	37,096	22.44	832,354	0.81%	-17.56%
2021	0.00%	43,856	27.22	1,193,660	0.05%	17.86%
2020	0.00%	45,830	23.09	1,058,339	0.39%	20.58%
2019	0.00%	37,550	19.15	719,139	0.64%	25.93%
2018	0.00%	36,980	15.21	562,394	0.48%	-6.27%
Ivy Variable Insurance Portfolios - Delaware Ivy Limited-Term Bond: Class II (WRLTBP)
2022	0.00%	27,541	11.52	317,242	1.16%	-4.30%
2021	0.00%	17,479	12.04	210,386	1.55%	-0.49%
2020	0.00%	14,650	12.10	177,200	3.06%	4.14%
2019	0.00%	5,907	11.61	68,609	1.66%	4.23%
2018	0.00%	4,482	11.14	49,946	1.67%	0.78%
Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)
2022	0.00%	56,612	46.88	2,653,883	0.00%	-30.79%
2021	0.00%	104,432	67.74	7,073,869	0.00%	16.36%
2020	0.00%	65,426	58.22	3,808,797	0.00%	49.00%
2019	0.00%	65,470	39.07	2,557,942	0.00%	37.94%
2018	0.00%	62,810	28.32	1,779,040	0.00%	-0.06%
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Aggressive: Class II (WRPAP)
2022	0.00%	57,419	27.30	1,567,540	1.98%	-16.68%
2021	0.00%	57,842	32.77	1,895,277	1.62%	18.93%
2020	0.00%	55,716	27.55	1,534,978	1.43%	15.70%
2019	0.00%	57,971	23.81	1,380,347	2.58%	23.24%
2018	0.00%	75,661	19.32	1,461,871	1.76%	-4.27%
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Conservative: Class II (WRPCP)
2022	0.00%	18,464	19.45	359,165	2.77%	-14.00%
2021	0.00%	18,730	22.62	423,632	1.78%	10.18%
2020	0.00%	17,834	20.53	366,104	1.70%	12.67%
2019	0.00%	17,359	18.22	316,285	1.98%	14.66%
2018	0.00%	17,388	15.89	276,317	1.21%	-1.93%
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive: Class II (WRPMAP)
2022	0.00%	339,030	25.04	8,489,879	2.39%	-15.83%
2021	0.00%	339,169	29.75	10,090,397	1.88%	16.88%
2020	0.00%	345,752	25.45	8,800,576	1.73%	15.12%
2019	0.00%	339,706	22.11	7,511,176	2.66%	21.40%
2018	0.00%	342,546	18.21	6,238,919	1.71%	-4.71%
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive - Managed Volatility: Class II (WRPMAV)
2022	0.00%	27,811	15.06	418,876	1.84%	-13.94%
2021	0.00%	26,359	17.50	461,322	1.47%	15.24%
2020	0.00%	25,572	15.19	388,352	1.27%	9.71%
2019	0.00%	22,450	13.84	310,753	2.00%	19.29%
2018	0.00%	20,914	11.60	242,672	1.28%	-4.75%
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Conservative: Class II (WRPMCP)
2022	0.00%	29,887	21.30	636,605	2.79%	-14.67%
2021	0.00%	37,297	24.96	930,974	1.99%	12.37%
2020	0.00%	35,370	22.21	785,679	1.83%	13.52%
2019	0.00%	29,566	19.57	578,552	2.26%	16.85%
2018	0.00%	27,890	16.75	467,074	1.19%	-2.67%
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Conservative - Managed Volatility: Class II (WRPMCV)
2022	0.00%	52	13.69	712	4.98%	-12.74%
2021	0.00%	54	15.68	847	1.57%	10.72%
2020	0.00%	56	14.17	793	1.81%	9.61	%****

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderate - Managed Volatility: Class II (WRPMMV)
2022	0.00%	20,602	14.39	296,479	2.97%	-13.17%
2021	0.00%	20,507	16.57	339,859	1.58%	12.99%
2020	0.00%	20,355	14.67	298,559	1.35%	9.07%
2019	0.00%	19,736	13.45	265,416	1.88%	17.32%
2018	0.00%	20,269	11.46	232,334	0.97%	-4.00%
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderate: Class II (WRPMP)
2022	0.00%	235,282	23.07	5,427,458	2.56%	-15.22%
2021	0.00%	240,213	27.21	6,535,894	1.94%	14.66%
2020	0.00%	236,176	23.73	5,604,502	1.80%	14.35%
2019	0.00%	231,913	20.75	4,812,839	2.54%	19.05%
2018	0.00%	226,516	17.43	3,948,570	1.40%	-3.90%
Ivy Variable Insurance Portfolios - Delaware VIP Real Estate Securities: Class II (WRRESP)
2022	0.00%	11,270	23.81	268,386	0.86%	-24.91%
2021	0.00%	11,622	31.72	368,604	0.89%	43.68%
2020	0.00%	11,818	22.07	260,863	1.70%	-3.13%
2019	0.00%	13,078	22.79	297,996	1.57%	24.43%
2018	0.00%	13,237	18.31	242,405	1.52%	-5.57%
Ivy Variable Insurance Portfolios - Delaware Ivy Small Cap Growth: Class II (WRSCP)
2022	0.00%	42,833	27.18	1,164,133	0.00%	-26.77%
2021	0.00%	40,307	37.11	1,495,891	0.93%	3.99%
2020	0.00%	42,296	35.69	1,509,499	0.00%	37.66%
2019	0.00%	44,164	25.92	1,144,939	0.00%	23.37%
2018	0.00%	41,999	21.01	882,565	0.37%	-4.11%
Ivy Variable Insurance Portfolios - Delaware Ivy Smid Cap Core: Class II (WRSCV)
2022	0.00%	10,880	32.63	355,037	0.00%	-14.81%
2021	0.00%	11,135	38.30	426,517	0.00%	20.78%
2020	0.00%	12,225	31.71	387,701	0.00%	7.02%
2019	0.00%	11,435	29.63	338,843	0.00%	24.33%
2018	0.00%	11,116	23.83	264,939	0.11%	-10.49%
Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II (WRSTP)
2022	0.00%	47,081	45.65	2,149,285	0.00%	-31.84%
2021	0.00%	46,831	66.98	3,136,556	0.00%	15.17%
2020	0.00%	49,214	58.16	2,862,093	0.00%	35.36%
2019	0.00%	53,856	42.96	2,313,843	0.00%	49.48%
2018	0.00%	55,809	28.74	1,604,025	0.00%	-5.23%
Ivy Variable Insurance Portfolios - Delaware Ivy Value: Class II (WRVP)
2022	0.00%	17,013	34.66	589,713	1.35%	-5.00%
2021	0.00%	15,448	36.49	563,626	1.86%	31.18%
2020	0.00%	16,216	27.81	451,030	1.92%	1.98%
2019	0.00%	15,969	27.27	435,517	0.80%	26.33%
2018	0.00%	15,629	21.59	337,410	1.99%	-7.24%
Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares (JABIN)
2022	0.00%	258	8.44	2,178	0.00%	-16.40	%****
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)
2022	0.00%	79,669	47.74	3,803,695	0.05%	-33.73%
2021	0.00%	87,902	72.04	6,332,634	0.00%	22.60%
2020	0.00%	98,560	58.76	5,791,532	0.17%	39.03%
2019	0.00%	114,712	42.26	4,848,201	0.02%	36.85%
2018	0.00%	132,034	30.88	4,077,621	1.21%	1.72%
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)
2022	0.00%	305,321	18.40	5,617,586	0.20%	-15.94%
2021	0.00%	291,545	21.89	6,381,321	0.32%	16.83%
2020	0.00%	299,681	18.73	5,614,463	0.08%	19.47%
2019	0.00%	290,851	15.68	4,561,162	0.21%	35.49%
2018	0.00%	192,390	11.57	2,226,731	0.28%	-0.41%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)
2022	0.00%	757,696	41.89	31,736,245	0.00%	-37.12%
2021	0.00%	616,779	66.61	41,086,560	0.11%	17.75%
2020	0.00%	532,999	56.58	30,154,506	0.00%	50.73%
2019	0.00%	427,184	37.53	16,044,690	0.40%	44.82%
2018	0.00%	351,267	25.92	9,104,242	1.06%	0.91%
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)
2022	0.00%	189,061	14.42	2,726,602	1.70%	-8.84%
2021	0.00%	192,456	15.82	3,044,569	1.00%	13.29%
2020	0.00%	210,839	13.96	2,944,071	1.23%	16.02%
2019	0.00%	226,717	12.04	2,728,689	1.85%	26.71%
2018	0.00%	242,370	9.50	2,302,240	1.68%	-15.14%
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)
2022	0.00%	464,632	17.10	7,947,076	0.08%	-16.15%
2021	0.00%	317,751	20.40	6,481,562	0.23%	16.54%
2020	0.00%	208,957	17.50	3,657,363	0.00%	19.18%
2019	0.00%	109,681	14.69	1,614,333	0.06%	35.16%
2018	0.00%	37,461	10.87	407,042	0.10%	-0.66%
Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares (JMCVIN)
2022	0.00%	393	9.54	3,750	1.40%	-5.56	%****
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I (LVCLGI)
2022	0.00%	213	6.69	1,424	0.00%	-32.24	%****
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II (SBVSG2)
2022	0.00%	30	6.61	198	0.00%	-29.01	%****
Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC (LOVBD)
2022	0.00%	1	8.61	9	4.65%	-12.80	%****
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
2022	0.00%	801,901	10.33	8,281,623	4.19%	-14.05%
2021	0.00%	507,902	12.02	6,102,634	2.26%	-0.24%
2020	0.00%	395,653	12.04	4,765,578	3.10%	7.43%
2019	0.00%	210,430	11.21	2,359,850	4.13%	8.41%
2018	0.00%	80,946	10.34	837,178	6.78%	-1.03%
M Fund, Inc. - M International Equity Fund (MFBIE)
2022	0.00%	207,736	10.91	2,266,272	2.77%	-14.16%
2021	0.00%	203,014	12.71	2,580,028	2.41%	11.05%
2020	0.00%	204,648	11.44	2,342,077	1.75%	8.90%
2019	0.00%	186,773	10.51	1,962,873	3.11%	20.32%
2018	0.00%	162,399	8.73	1,418,424	1.48%	-20.57%
M Fund, Inc. - M Large Cap Value Fund (MFBOV)
2022	0.00%	142,133	23.82	3,386,095	2.20%	-1.45%
2021	0.00%	122,589	24.17	2,963,468	1.43%	30.01%
2020	0.00%	152,165	18.59	2,829,424	2.09%	-3.16%
2019	0.00%	139,792	19.20	2,684,226	1.87%	21.52%
2018	0.00%	132,076	15.80	2,087,009	1.38%	-12.07%
M Fund, Inc. - M Capital Appreciation Fund (MFFCA)
2022	0.00%	128,563	31.20	4,011,381	0.00%	-18.14%
2021	0.00%	119,412	38.12	4,551,442	0.00%	17.74%
2020	0.00%	125,875	32.37	4,074,985	0.00%	17.73%
2019	0.00%	106,796	27.50	2,936,728	0.35%	28.85%
2018	0.00%	89,655	21.34	1,913,339	0.32%	-14.15%
M Fund, Inc. - M Large Cap Growth Fund (MFTCG)
2022	0.00%	129,303	36.31	4,694,574	0.00%	-25.41%
2021	0.00%	116,876	48.68	5,688,940	0.00%	21.49%
2020	0.00%	113,134	40.06	4,532,555	0.00%	28.89%
2019	0.00%	131,761	31.08	4,095,490	0.00%	36.09%
2018	0.00%	120,792	22.84	2,758,806	0.00%	-4.95%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Initial Class (MNDIC)
2022	0.00%	172,756	26.77	4,625,301	0.00%	-29.76%
2021	0.00%	173,596	38.12	6,616,809	0.00%	1.80%
2020	0.00%	172,612	37.44	6,462,963	0.00%	45.89%
2019	0.00%	161,592	25.67	4,147,287	0.00%	41.70%
2018	0.00%	129,133	18.11	2,338,899	0.00%	-1.48%
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)
2022	0.00%	672	23.62	15,870	0.10%	-19.26%
2021	0.00%	698	29.25	20,416	0.25%	25.97%
2020	0.00%	722	23.22	16,764	0.46%	22.53%
2019	0.00%	752	18.95	14,250	0.59%	39.95%
2018	0.00%	783	13.54	10,602	0.58%	0.81%
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)
2022	0.00%	114,117	16.46	1,878,254	1.13%	-8.79%
2021	0.00%	51,244	18.04	924,660	0.96%	30.99%
2020	0.00%	2,873	13.78	39,577	0.83%	37.76	%****
MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)
2022	0.00%	474,335	42.71	20,258,059	1.39%	-5.91%
2021	0.00%	467,562	45.39	21,222,553	1.34%	25.45%
2020	0.00%	441,043	36.18	15,957,323	1.57%	3.48%
2019	0.00%	421,662	34.97	14,744,226	2.04%	29.80%
2018	0.00%	436,092	26.94	11,747,431	1.52%	-10.09%
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)
2022	0.00%	306,145	11.80	3,612,743	0.62%	-14.95%
2021	0.00%	239,511	13.88	3,323,400	0.63%	9.27%
2020	0.00%	112,725	12.70	1,431,495	1.82%	15.84%
2019	0.00%	8,347	10.96	91,507	0.60%	9.63	%****
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Initial Class (MVIVIC)
2022	0.00%	472,370	22.68	10,711,302	0.78%	-23.56%
2021	0.00%	488,771	29.66	14,498,796	0.34%	10.55%
2020	0.00%	499,784	26.83	13,410,126	0.99%	20.52%
2019	0.00%	527,288	22.26	11,738,970	1.87%	25.94%
2018	0.00%	547,182	17.68	9,672,502	1.06%	-9.49%
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
2022	0.00%	2,072	25.58	53,011	0.50%	-23.75%
2021	0.00%	2,191	33.55	73,518	0.14%	10.28%
2020	0.00%	2,297	30.43	69,892	0.79%	20.21%
2019	0.00%	2,504	25.31	63,383	1.53%	25.65%
2018	0.00%	3,132	20.15	63,095	0.90%	-9.72%
MFS(R) Variable Insurance Trust - MFS Utilities Series: Initial Class (MVUIC)
2022	0.00%	52,266	15.74	822,544	2.44%	0.76%
2021	0.00%	31,998	15.62	499,799	1.72%	14.09%
2020	0.00%	16,785	13.69	229,795	2.75%	5.90%
2019	0.00%	7,164	12.93	95,948	4.71%	25.07%
2018	0.00%	2,623	10.34	27,112	0.56%	1.06%
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)
2022	0.00%	7,250	16.95	122,873	3.93%	-14.33%
2021	0.00%	7,337	19.78	145,147	3.82%	-0.32%
2020	0.00%	7,906	19.85	156,913	2.67%	7.80%
2019	0.00%	8,997	18.41	165,647	3.83%	10.88%
2018	0.00%	6,374	16.60	105,839	2.85%	-0.65%
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)
2022	0.00%	75,046	9.73	730,111	3.08%	-13.21%
2021	0.00%	64,707	11.21	725,363	1.80%	-0.45%
2020	0.00%	83,175	11.26	936,565	3.20%	3.74%
2019	0.00%	23,991	10.85	260,399	6.01%	6.59%
2018	0.00%	3,800	10.18	38,697	3.14%	1.83	%****
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)
2022	0.00%	110,110	35.64	3,924,804	1.62%	-3.99%
2021	0.00%	91,897	37.13	3,411,729	1.31%	20.29%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2020	0.00%	98,192	30.86	3,030,519	1.81%	3.63%
2019	0.00%	107,338	29.78	3,196,773	1.92%	27.31%
2018	0.00%	97,271	23.39	2,275,500	1.79%	-7.26%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2022	0.00%	158,815	14.52	2,305,772	1.98%	-12.55%
2021	0.00%	172,812	16.60	2,869,118	1.71%	-2.08%
2020	0.00%	167,559	16.96	2,841,019	2.08%	6.08%
2019	0.00%	165,606	15.98	2,646,910	2.23%	6.27%
2018	0.00%	177,877	15.04	2,675,297	2.48%	-0.05%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
2022	0.00%	1,400,697	10.02	14,028,139	0.93%	-24.75%
2021	0.00%	1,230,609	13.31	16,377,390	0.94%	-7.28%
2020	0.00%	1,195,307	14.35	17,155,779	1.95%	13.30%
2019	0.00%	1,329,176	12.67	16,839,969	2.56%	22.95%
2018	0.00%	1,289,238	10.30	13,283,956	0.75%	-17.42%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
2022	0.00%	65,373	12.95	846,431	3.76%	-14.12%
2021	0.00%	67,613	15.08	1,019,401	2.53%	12.66%
2020	0.00%	71,410	13.38	955,666	1.20%	7.95%
2019	0.00%	89,258	12.40	1,106,567	2.68%	19.12%
2018	0.00%	87,598	10.41	911,669	1.77%	-14.53%
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)
2022	0.00%	2,265,868	26.66	60,400,616	0.00%	-13.74%
2021	0.00%	1,896,804	30.90	58,619,174	1.14%	14.71%
2020	0.00%	1,654,942	26.94	44,586,334	1.51%	12.00%
2019	0.00%	1,536,896	24.06	36,970,582	1.64%	20.78%
2018	0.00%	1,418,731	19.92	28,255,902	1.21%	-4.98%
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)
2022	0.00%	70,408	14.22	1,001,086	0.00%	-12.80%
2021	0.00%	70,590	16.31	1,151,056	1.71%	-0.72%
2020	0.00%	52,616	16.42	864,150	2.06%	9.21%
2019	0.00%	50,549	15.04	760,222	1.85%	8.98%
2018	0.00%	49,583	13.80	684,231	2.32%	-1.07%
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)
2022	0.00%	198,263	33.53	6,648,082	0.00%	-25.05%
2021	0.00%	203,816	44.74	9,118,965	0.00%	16.00%
2020	0.00%	209,693	38.57	8,087,596	0.66%	29.93%
2019	0.00%	219,007	29.68	6,501,081	0.66%	34.78%
2018	0.00%	241,787	22.02	5,325,267	0.22%	-9.42%
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)
2022	0.00%	123,371	29.18	3,599,427	0.00%	-16.82%
2021	0.00%	125,439	35.07	4,399,622	1.03%	23.65%
2020	0.00%	110,692	28.37	3,139,935	1.71%	13.08%
2019	0.00%	113,766	25.09	2,853,899	1.32%	25.67%
2018	0.00%	121,671	19.96	2,428,810	1.02%	-2.18%
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)
2022	0.00%	214,651	41.03	8,807,429	0.00%	-30.22%
2021	0.00%	215,538	58.80	12,673,130	0.00%	21.53%
2020	0.00%	214,322	48.38	10,368,826	0.72%	51.49%
2019	0.00%	212,412	31.93	6,783,364	0.35%	30.29%
2018	0.00%	228,419	24.51	5,598,896	0.31%	-0.66%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2022	0.00%	311,347	26.86	8,361,556	0.00%	-18.28%
2021	0.00%	322,580	32.86	10,601,170	0.15%	13.63%
2020	0.00%	361,599	28.92	10,458,384	0.22%	12.33%
2019	0.00%	391,126	25.75	10,070,814	2.10%	21.83%
2018	0.00%	411,732	21.13	8,701,949	1.59%	-7.73%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2022	0.00%	23,866	20.34	485,399	0.00%	-14.39%
2021	0.00%	21,602	23.76	513,203	0.20%	6.71%
2020	0.00%	23,650	22.26	526,539	0.14%	8.55%
2019	0.00%	23,202	20.51	475,867	2.17%	13.48%
2018	0.00%	24,795	18.07	448,120	1.92%	-3.73%
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)
2022	0.00%	5,010,787	28.56	143,099,142	1.35%	-18.31%
2021	0.00%	4,103,411	34.96	143,460,448	2.44%	28.37%
2020	0.00%	3,142,627	27.24	85,589,789	2.02%	18.19%
2019	0.00%	2,901,805	23.04	66,883,939	2.30%	31.16%
2018	0.00%	2,403,505	17.57	42,227,489	1.94%	-4.62%
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class Y (GVEXD)
2022	0.00%	12,510	8.32	104,021	2.11%	-18.20	%****
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2022	0.00%	64,249	28.58	1,836,255	0.00%	-18.89%
2021	0.00%	66,878	35.24	2,356,463	0.13%	15.50%
2020	0.00%	75,104	30.51	2,291,119	0.23%	12.82%
2019	0.00%	89,242	27.04	2,413,141	2.00%	23.73%
2018	0.00%	97,090	21.85	2,121,814	1.46%	-8.85%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2022	0.00%	28,560	16.97	484,747	0.00%	-12.19%
2021	0.00%	29,790	19.33	575,831	0.23%	2.75%
2020	0.00%	30,767	18.81	578,796	0.09%	6.71%
2019	0.00%	39,187	17.63	690,808	2.02%	9.53%
2018	0.00%	46,726	16.09	752,021	1.96%	-1.80%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2022	0.00%	183,632	23.52	4,319,233	0.00%	-16.55%
2021	0.00%	198,848	28.19	5,604,924	0.19%	10.31%
2020	0.00%	228,957	25.55	5,850,225	0.13%	10.34%
2019	0.00%	193,679	23.16	4,484,889	2.17%	17.74%
2018	0.00%	210,606	19.67	4,141,891	1.80%	-5.68%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)
2022	0.00%	211,633	12.26	2,595,195	3.60%	-14.51%
2021	0.00%	231,075	14.34	3,314,441	3.12%	10.53%
2020	0.00%	196,008	12.98	2,543,663	2.39%	7.34%
2019	0.00%	186,276	12.09	2,258,034	3.23%	21.42%
2018	0.00%	213,815	9.96	2,129,115	2.53%	-13.90%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y (GVIXY)
2022	0.00%	700	8.44	5,911	3.12%	-14.14	%****
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)
2022	0.00%	149,240	23.60	3,522,520	5.59%	-11.93%
2021	0.00%	150,687	26.80	4,038,554	5.10%	4.96%
2020	0.00%	133,968	25.53	3,420,646	5.19%	6.02%
2019	0.00%	152,708	24.08	3,677,898	5.84%	14.74%
2018	0.00%	147,397	20.99	3,093,937	6.07%	-3.00%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I (IDPG)
2022	0.00%	329,539	13.60	4,483,218	0.00%	-14.96%
2021	0.00%	272,051	16.00	4,351,985	0.44%	12.34%
2020	0.00%	245,033	14.24	3,489,339	0.13%	6.59%
2019	0.00%	202,056	13.36	2,924,029	2.52%	15.52%
2018	0.00%	189,780	11.56	2,194,781	2.13%	-5.82%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I (IDPGI)
2022	0.00%	132,557	12.48	1,654,664	0.00%	-13.87%
2021	0.00%	107,194	14.49	1,553,530	0.44%	7.72%
2020	0.00%	97,014	13.45	1,305,219	0.13%	4.83%
2019	0.00%	86,514	12.83	1,110,344	2.57%	13.37%
2018	0.00%	78,654	11.32	890,411	2.37%	-5.38%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
2022	0.00%	396,475	45.71	18,121,822	1.26%	-13.40%
2021	0.00%	355,949	52.78	18,786,382	1.23%	24.26%
2020	0.00%	342,149	42.47	14,532,578	1.32%	13.11%
2019	0.00%	303,501	37.55	11,396,412	1.48%	25.65%
2018	0.00%	234,111	29.88	6,996,219	1.42%	-11.38%
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)
2022	0.00%	106,052	19.88	2,107,854	3.75%	-2.30%
2021	0.00%	92,337	20.34	1,878,394	5.61%	5.24%
2020	0.00%	91,296	19.33	1,764,781	3.89%	4.06%
2019	0.00%	86,873	18.58	1,613,763	4.76%	9.17%
2018	0.00%	104,035	17.02	1,770,268	2.87%	-2.34%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I (NCPG)
2022	0.00%	514,580	13.75	7,073,599	0.00%	-15.08%
2021	0.00%	418,380	16.19	6,772,831	0.33%	15.72%
2020	0.00%	336,134	13.99	4,702,207	0.83%	7.53%
2019	0.00%	293,504	13.01	3,818,182	2.89%	15.59%
2018	0.00%	264,968	11.25	2,981,934	2.31%	-6.79%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I (NCPGI)
2022	0.00%	394,813	12.64	4,988,953	0.00%	-13.61%
2021	0.00%	254,588	14.63	3,724,019	0.34%	10.24%
2020	0.00%	216,685	13.27	2,875,186	0.67%	5.32%
2019	0.00%	203,946	12.60	2,569,413	2.82%	14.05%
2018	0.00%	186,000	11.05	2,054,626	2.47%	-6.81%
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class Y (NJMMAY)
2022	0.00%	18,629	9.59	178,563	0.00%	-15.64%
2021	0.00%	11,260	11.36	127,937	3.52%	7.62%
2020	0.00%	977	10.56	10,314	0.00%	5.57	%****
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)
2022	0.00%	82,356	47.78	3,935,038	1.18%	-1.13%
2021	0.00%	102,198	48.33	4,938,877	1.23%	34.53%
2020	0.00%	135,287	35.92	4,859,856	1.65%	1.49%
2019	0.00%	151,779	35.39	5,372,056	2.78%	26.95%
2018	0.00%	150,919	27.88	4,207,566	1.43%	-9.35%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)
2022	0.00%	246,397	15.81	3,894,825	1.42%	-1.02%
2021	0.00%	207,230	15.97	3,309,450	1.47%	34.71%
2020	0.00%	144,450	11.86	1,712,478	1.46%	18.55	%****
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)
2022	0.00%	477,342	10.66	5,087,192	2.40%	-13.39%
2021	0.00%	434,563	12.30	5,347,122	2.36%	-2.08%
2020	0.00%	235,324	12.57	2,957,036	3.21%	7.20%
2019	0.00%	116,588	11.72	1,366,676	2.82%	8.40%
2018	0.00%	89,417	10.81	966,978	2.81%	-0.36%
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
2022	0.00%	173,162	14.67	2,540,461	2.32%	-14.69%
2021	0.00%	182,969	17.20	3,146,638	2.05%	-1.03%
2020	0.00%	169,673	17.38	2,948,321	2.66%	7.01%
2019	0.00%	157,080	16.24	2,915,896	3.59%	8.94%
2018	0.00%	103,913	14.91	1,548,824	3.17%	-0.42%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1)
2022	0.00%	1,422,060	21.21	30,167,872	0.00%	-14.95%
2021	0.00%	1,326,078	24.94	33,077,837	0.28%	15.75%
2020	0.00%	1,239,188	21.55	26,704,335	1.00%	11.67%
2019	0.00%	1,186,568	19.30	22,897,883	3.03%	20.22%
2018	0.00%	1,133,838	16.05	18,200,776	2.26%	-8.04%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)
2022	0.00%	190,487	15.54	2,960,902	0.00%	-11.97%
2021	0.00%	185,414	17.66	3,273,952	0.22%	4.49%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2020	0.00%	177,090	16.90	2,992,702	0.26%	7.69%
2019	0.00%	162,132	15.69	2,544,248	2.52%	10.77%
2018	0.00%	181,839	14.17	2,575,995	2.38%	-2.51%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1)
2022	0.00%	2,890,410	22.15	64,008,280	0.00%	-15.01%
2021	0.00%	2,834,276	26.06	73,851,942	0.24%	18.12%
2020	0.00%	2,722,032	22.06	60,047,569	1.11%	12.36%
2019	0.00%	2,629,065	19.63	51,617,248	3.08%	22.32%
2018	0.00%	2,425,916	16.05	38,937,211	2.20%	-9.39%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1)
2022	0.00%	197,348	17.92	3,535,720	0.00%	-13.05%
2021	0.00%	188,057	20.61	3,874,991	0.25%	9.23%
2020	0.00%	195,949	18.86	3,696,534	0.58%	9.15%
2019	0.00%	174,962	17.28	3,023,873	2.63%	14.28%
2018	0.00%	195,468	15.12	2,956,233	2.39%	-4.68%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)
2022	0.00%	1,583,493	20.19	31,970,757	0.00%	-14.08%
2021	0.00%	1,590,226	23.50	37,368,336	0.27%	13.64%
2020	0.00%	1,570,479	20.68	32,476,012	0.85%	10.77%
2019	0.00%	1,610,007	18.67	30,056,449	2.88%	18.32%
2018	0.00%	1,657,097	15.78	26,145,551	2.37%	-7.07%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)
2022	0.00%	1,565,783	22.95	35,929,814	0.00%	-15.23%
2021	0.00%	1,367,218	27.07	37,012,123	0.19%	20.19%
2020	0.00%	1,254,616	22.52	28,259,158	1.18%	12.74%
2019	0.00%	1,149,856	19.98	22,972,928	3.02%	24.15%
2018	0.00%	1,054,499	16.09	16,970,153	2.04%	-10.72%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1)
2022	0.00%	701,641	18.91	13,266,684	0.00%	-13.60%
2021	0.00%	659,423	21.88	14,431,412	0.27%	11.12%
2020	0.00%	614,495	19.69	12,102,182	0.70%	9.71%
2019	0.00%	587,828	17.95	10,552,215	2.79%	16.29%
2018	0.00%	591,006	15.44	9,122,753	2.39%	-6.04%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
2022	0.00%	18,762	21.80	409,055	0.00%	-14.99%
2021	0.00%	20,344	25.65	521,760	0.19%	8.24%
2020	0.00%	24,989	23.69	592,088	0.13%	9.41%
2019	0.00%	29,042	21.66	628,960	2.23%	15.34%
2018	0.00%	31,906	18.78	599,081	1.87%	-4.85%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class P (NVDBLP)
2022	0.00%	634,551	16.19	10,274,875	0.00%	-14.84%
2021	0.00%	610,916	19.01	11,615,447	0.38%	8.45%
2020	0.00%	616,772	17.53	10,812,851	0.13%	9.50%
2019	0.00%	558,469	16.01	8,942,067	2.66%	15.51%
2018	0.00%	506,226	13.86	7,016,543	2.25%	-4.63%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
2022	0.00%	91	27.23	2,478	0.00%	-17.57%
2021	0.00%	96	33.03	3,171	0.19%	12.16%
2020	0.00%	2,214	29.45	65,197	0.23%	11.62%
2019	0.00%	41,666	26.38	1,099,240	2.12%	19.94%
2018	0.00%	44,101	22.00	970,052	1.63%	-6.47%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)
2022	0.00%	683,551	18.89	12,915,170	0.00%	-17.50%
2021	0.00%	664,559	22.90	15,219,026	0.37%	12.38%
2020	0.00%	634,295	20.38	12,926,298	0.18%	11.80%
2019	0.00%	558,282	18.23	10,176,078	2.46%	20.11%
2018	0.00%	522,057	15.18	7,922,477	2.13%	-6.36%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class P (NVDMAP)
2022	0.00%	4,336,966	20.05	86,934,800	0.00%	-18.23%
2021	0.00%	4,166,909	24.51	102,142,999	0.31%	13.84%
2020	0.00%	4,066,375	21.53	87,561,895	0.23%	12.53%
2019	0.00%	3,850,703	19.14	73,685,339	2.41%	22.04%
2018	0.00%	3,598,467	15.68	56,423,189	1.96%	-7.61%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class P (NVDMCP)
2022	0.00%	149,298	15.09	2,252,736	0.00%	-14.34%
2021	0.00%	140,684	17.61	2,478,075	0.42%	6.87%
2020	0.00%	142,654	16.48	2,351,158	0.14%	8.71%
2019	0.00%	125,582	15.16	1,903,911	2.50%	13.67%
2018	0.00%	120,199	13.34	1,603,212	2.25%	-3.58%
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)
2022	0.00%	61,465	9.57	587,975	2.25%	-13.74%
2021	0.00%	40,656	11.09	450,841	0.99%	-2.02%
2020	0.00%	20,394	11.32	230,825	1.99%	7.12%
2019	0.00%	887	10.57	9,372	1.23%	5.66	%****
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)
2022	0.00%	48,077	12.82	616,444	2.04%	-16.38%
2021	0.00%	26,263	15.33	402,703	1.79%	21.87%
2020	0.00%	8,337	12.58	104,897	2.57%	15.76%
2019	0.00%	3,329	10.87	36,183	0.71%	8.69	%****
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class Y (NVGEY)
2022	0.00%	6,031	8.35	50,333	2.17%	-15.96	%****
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class P (NVIDAP)
2022	0.00%	1,626,621	21.74	35,365,226	0.00%	-18.77%
2021	0.00%	1,450,791	26.77	38,832,406	0.25%	15.74%
2020	0.00%	1,369,478	23.13	31,671,011	0.23%	13.00%
2019	0.00%	1,242,457	20.47	25,427,376	2.39%	23.80%
2018	0.00%	1,112,535	16.53	18,391,530	1.74%	-8.66%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class P (NVIDCP)
2022	0.00%	246,240	12.94	3,185,433	0.00%	-12.04%
2021	0.00%	278,273	14.71	4,092,734	0.39%	2.85%
2020	0.00%	289,540	14.30	4,140,612	0.10%	6.95%
2019	0.00%	291,913	13.37	3,903,266	2.48%	9.65%
2018	0.00%	276,109	12.20	3,367,180	2.43%	-1.62%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)
2022	0.00%	1,548,307	17.52	27,125,829	0.00%	-16.49%
2021	0.00%	1,444,639	20.98	30,307,187	0.43%	10.44%
2020	0.00%	1,381,747	19.00	26,247,922	0.14%	10.59%
2019	0.00%	1,316,959	17.18	22,621,887	2.49%	17.83%
2018	0.00%	1,278,961	14.58	18,645,343	2.10%	-5.53%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2022	0.00%	6,261	12.67	79,343	3.54%	-14.38%
2021	0.00%	6,502	14.80	96,233	2.28%	12.40%
2020	0.00%	7,126	13.17	93,834	0.95%	7.69%
2019	0.00%	8,172	12.23	99,928	2.19%	18.91%
2018	0.00%	11,571	10.28	118,987	1.77%	-14.80%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)
2022	0.00%	747,105	12.31	9,198,124	4.28%	-14.29%
2021	0.00%	566,013	14.36	8,130,678	3.24%	10.84%
2020	0.00%	447,793	12.96	5,803,291	2.56%	7.53%
2019	0.00%	443,992	12.05	5,351,539	3.91%	21.77%
2018	0.00%	331,043	9.90	3,276,416	2.81%	-13.81%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)
2022	0.00%	1,030,121	16.23	16,723,816	2.76%	-13.46%
2021	0.00%	976,982	18.76	18,328,078	3.98%	-0.72%
2020	0.00%	319,789	18.90	6,042,951	3.38%	9.31%
2019	0.00%	256,283	17.29	4,430,571	3.28%	9.89%
2018	0.00%	237,517	15.73	3,736,763	2.66%	-1.20%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I (NVMIG1)
2022	0.00%	211,396	12.38	2,616,921	0.00%	-37.93%
2021	0.00%	209,616	19.94	4,180,309	0.39%	-1.08%
2020	0.00%	164,677	20.16	3,319,309	0.98%	51.04%
2019	0.00%	146,825	13.35	1,959,785	1.23%	33.15%
2018	0.00%	159,346	10.02	1,597,400	1.08%	-16.46%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)
2022	0.00%	307,222	12.26	3,767,858	3.73%	-5.86%
2021	0.00%	303,733	13.03	3,957,105	3.38%	10.58%
2020	0.00%	304,787	11.78	3,590,951	0.00%	17.82	%****
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)
2022	0.00%	124,649	44.65	5,565,540	5.30%	-12.49%
2021	0.00%	120,314	51.02	6,138,616	0.00%	40.45%
2020	0.00%	129,161	36.33	4,692,161	0.00%	30.09%
2019	0.00%	154,415	27.93	4,312,042	4.13%	30.53%
2018	0.00%	162,755	21.39	3,481,926	0.31%	-3.08%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)
2022	0.00%	33,884	10.11	342,666	1.08%	1.13	%****
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)
2022	0.00%	193,124	26.74	5,163,462	0.00%	-37.61%
2021	0.00%	238,227	42.85	10,208,764	0.12%	-4.70%
2020	0.00%	245,793	44.97	11,052,825	0.00%	60.90%
2019	0.00%	322,805	27.95	9,021,804	0.00%	37.25%
2018	0.00%	307,725	20.36	6,266,012	0.00%	-6.85%
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)
2022	0.00%	93	5.56	517	0.00%	-37.82	%****
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)
2022	0.00%	272,677	28.41	7,747,752	1.59%	-2.59%
2021	0.00%	240,532	29.17	7,016,317	0.90%	24.20%
2020	0.00%	223,756	23.49	5,255,106	2.32%	-1.07%
2019	0.00%	203,993	23.74	4,842,836	2.42%	23.97%
2018	0.00%	198,222	19.15	3,795,916	1.09%	-13.12%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2022	0.00%	15,996	31.76	507,962	1.38%	-2.66%
2021	0.00%	16,414	32.62	535,500	0.75%	24.02%
2020	0.00%	17,056	26.31	448,686	2.12%	-1.14%
2019	0.00%	17,474	26.61	465,003	2.27%	23.85%
2018	0.00%	17,653	21.49	379,316	1.04%	-13.15%
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (NVNMO1)
2022	0.00%	30,282	29.62	896,967	0.36%	-17.06%
2021	0.00%	45,657	35.71	1,630,576	0.35%	26.57%
2020	0.00%	32,197	28.22	908,486	0.42%	13.55%
2019	0.00%	39,806	24.85	989,156	0.66%	28.07%
2018	0.00%	39,977	19.40	775,665	0.52%	-4.76%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class II (NVNSR2)
2022	0.00%	56,303	28.17	1,585,975	0.51%	-22.95%
2021	0.00%	55,600	36.56	2,032,692	0.34%	26.76%
2020	0.00%	56,713	28.84	1,635,738	0.74%	13.34%
2019	0.00%	64,931	25.45	1,652,377	0.75%	26.05%
2018	0.00%	66,465	20.19	1,341,903	0.52%	-5.87%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
2022	0.00%	412,492	55.72	22,985,432	0.92%	-22.10%
2021	0.00%	388,459	71.53	27,788,086	0.68%	30.24%
2020	0.00%	276,426	54.92	15,182,690	1.35%	18.90%
2019	0.00%	287,474	46.19	13,279,857	1.63%	37.62%
2018	0.00%	329,377	33.57	11,056,606	0.84%	-1.27%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
2022	0.00%	686,451	21.24	14,580,420	1.61%	-28.52%
2021	0.00%	647,149	29.71	19,229,369	1.04%	46.75%
2020	0.00%	739,684	20.25	14,977,502	1.56%	-5.39%
2019	0.00%	726,848	21.40	15,550,087	1.68%	30.70%
2018	0.00%	785,456	16.37	12,860,983	1.87%	-3.92%
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
2022	0.00%	719,394	20.83	14,982,823	0.89%	-20.72%
2021	0.00%	598,751	26.27	15,729,947	0.82%	14.20%
2020	0.00%	553,080	23.00	12,723,308	0.95%	19.32%
2019	0.00%	517,713	19.28	9,993,389	1.03%	24.96%
2018	0.00%	429,321	15.43	6,623,998	1.18%	-11.34%
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y (NVSIXD)
2022	0.00%	1,387	14.41	19,992	1.65%	-20.46	%****
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I (NVSTB1)
2022	0.00%	431,255	11.04	4,760,316	2.55%	-5.39%
2021	0.00%	355,501	11.67	4,147,701	1.36%	-0.44%
2020	0.00%	249,835	11.72	2,927,779	2.20%	3.20%
2019	0.00%	177,815	11.36	2,019,118	2.84%	4.33%
2018	0.00%	153,885	10.88	1,674,830	3.37%	0.98%
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
2022	0.00%	3,342	12.08	40,379	2.11%	-5.67%
2021	0.00%	3,474	12.81	44,496	0.96%	-0.59%
2020	0.00%	3,936	12.88	50,713	1.61%	2.83%
2019	0.00%	4,143	12.53	51,910	2.01%	4.09%
2018	0.00%	4,985	12.04	60,007	2.16%	0.82%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)
2022	0.00%	26,498	19.76	523,720	3.59%	-5.99%
2021	0.00%	28,755	21.02	604,558	2.32%	10.40%
2020	0.00%	33,779	19.04	643,287	1.49%	5.18%
2019	0.00%	51,404	18.11	930,731	2.52%	12.49%
2018	0.00%	48,780	16.10	785,179	1.82%	-15.69%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
2022	0.00%	100,654	12.08	1,216,258	1.32%	1.30%
2021	0.00%	96,687	11.93	1,153,375	0.00%	0.00%
2020	0.00%	109,871	11.93	1,310,647	0.24%	0.24%
2019	0.00%	107,268	11.90	1,276,488	1.80%	1.78%
2018	0.00%	134,363	11.69	1,570,934	1.36%	1.39%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V (SAM5)
2022	0.00%	2,903,724	10.55	30,626,097	1.43%	1.33%
2021	0.00%	1,367,483	10.41	14,233,860	0.00%	0.00%
2020	0.00%	2,066,859	10.41	21,513,526	0.20%	0.26%
2019	0.00%	1,290,070	10.38	13,393,382	1.84%	1.83%
2018	0.00%	1,813,387	10.20	18,487,651	1.41%	1.44%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class Y (SAMY)
2022	0.00%	80,527	10.14	816,563	2.40%	1.40	%****
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2022	0.00%	69,070	41.79	2,886,208	0.45%	-18.77%
2021	0.00%	85,722	51.44	4,409,581	0.00%	30.84%
2020	0.00%	67,216	39.32	2,642,718	0.02%	22.69%
2019	0.00%	70,142	32.05	2,247,770	0.07%	25.65%
2018	0.00%	82,213	25.50	2,096,811	0.01%	-12.63%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
2022	0.00%	227,113	33.58	7,626,356	0.00%	-30.37%
2021	0.00%	176,394	48.22	8,506,168	0.00%	10.31%
2020	0.00%	178,877	43.72	7,819,845	0.00%	40.89%
2019	0.00%	163,047	31.03	5,059,238	0.00%	35.71%
2018	0.00%	99,789	22.86	2,281,584	0.00%	-7.94%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2022	0.00%	125,523	33.87	4,251,191	0.34%	-12.91%
2021	0.00%	115,010	38.89	4,472,762	0.00%	32.04%
2020	0.00%	104,150	29.45	3,067,543	0.08%	5.15%
2019	0.00%	104,240	28.01	2,919,767	1.12%	19.00%
2018	0.00%	98,918	23.54	2,328,309	0.73%	-16.95%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
2022	0.00%	216,501	40.66	8,802,760	1.20%	-8.44%
2021	0.00%	218,051	44.41	9,683,457	0.77%	21.88%
2020	0.00%	230,533	36.44	8,399,758	1.15%	10.35%
2019	0.00%	250,724	33.02	8,278,253	1.26%	29.31%
2018	0.00%	218,466	25.53	5,578,363	1.24%	0.00%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
2022	0.00%	3,439	17.28	59,436	0.00%	-28.83%
2021	0.00%	3,805	24.28	92,396	0.00%	12.72%
2020	0.00%	3,389	21.54	73,005	0.00%	39.71%
2019	0.00%	2,381	15.42	36,713	0.00%	32.48%
2018	0.00%	2,556	11.64	29,748	0.00%	-6.56%
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2022	0.00%	3,332	39.99	133,245	0.45%	-18.45%
2021	0.00%	3,327	49.04	163,150	0.38%	23.48%
2020	0.00%	3,530	39.71	140,192	0.60%	19.56%
2019	0.00%	4,055	33.22	134,693	0.42%	25.88%
2018	0.00%	4,417	26.39	116,549	0.48%	-5.73%
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
2022	0.00%	43,916	12.88	565,434	3.67%	-5.19%
2021	0.00%	47,966	13.58	651,359	2.62%	0.74%
2020	0.00%	46,671	13.48	629,112	2.39%	3.46%
2019	0.00%	43,846	13.03	571,278	1.98%	3.69%
2018	0.00%	45,141	12.57	567,238	1.56%	1.02%
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)
2022	0.00%	167,449	12.89	2,158,664	18.46%	-12.08%
2021	0.00%	171,778	14.66	2,518,838	1.00%	8.51%
2020	0.00%	167,878	13.51	2,268,613	2.13%	5.66%
2019	0.00%	172,739	12.79	2,209,203	2.14%	14.48%
2018	0.00%	173,746	11.17	1,940,985	1.65%	-6.15%
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)
2022	0.00%	286,348	13.50	3,865,428	8.78%	-13.79%
2021	0.00%	288,739	15.66	4,521,017	0.95%	12.43%
2020	0.00%	298,617	13.93	4,158,750	2.06%	5.18%
2019	0.00%	290,369	13.24	3,844,781	1.87%	16.93%
2018	0.00%	281,468	11.32	3,187,188	1.51%	-8.84%
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)
2022	0.00%	216,217	13.53	2,926,333	16.40%	-13.53%
2021	0.00%	204,662	15.65	3,203,196	1.03%	10.98%
2020	0.00%	196,859	14.10	2,776,214	2.19%	5.90%
2019	0.00%	198,876	13.32	2,648,424	2.11%	16.16%
2018	0.00%	192,819	11.46	2,210,476	1.59%	-7.38%
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)
2022	0.00%	41,909	14.77	618,847	7.43%	-11.84%
2021	0.00%	67,251	16.75	1,126,482	11.46%	16.23%
2020	0.00%	44,303	14.41	638,454	5.04%	8.01%
2019	0.00%	42,449	13.34	566,357	3.02%	11.90%
2018	0.00%	49,023	11.92	584,534	3.11%	-5.41%
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)
2022	0.00%	64,536	11.68	753,742	1.54%	-18.98%
2021	0.00%	93,465	14.42	1,347,379	5.60%	-7.52%
2020	0.00%	91,746	15.59	1,430,110	5.00%	10.77%
2019	0.00%	90,601	14.07	1,274,925	2.02%	7.02%
2018	0.00%	109,619	13.15	1,441,304	6.04%	-3.98%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)
2022	0.00%	379,381	12.97	4,922,110	1.65%	-5.75%
2021	0.00%	405,321	13.77	5,579,621	0.53%	-0.93%
2020	0.00%	349,835	13.89	4,860,822	1.21%	2.99%
2019	0.00%	354,402	13.49	4,784,042	2.79%	4.03%
2018	0.00%	381,871	12.97	4,952,360	1.96%	0.34%
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)
2022	0.00%	3,127	8.84	27,654	0.66%	-11.89	%****
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)
2022	0.00%	661,238	9.12	6,030,959	20.79%	8.61%
2021	0.00%	586,558	8.40	4,925,511	4.20%	33.34%
2020	0.00%	646,652	6.30	4,072,362	6.45%	1.35%
2019	0.00%	621,452	6.21	3,861,733	4.54%	11.43%
2018	0.00%	518,063	5.58	2,888,830	2.09%	-14.13%
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)
2022	0.00%	3,118	12.14	37,858	2.72%	-14.30%
2020	0.00%	711,898	14.35	10,215,419	2.10%	8.64%
2019	0.00%	656,729	13.21	8,674,409	2.99%	8.35%
2018	0.00%	578,659	12.19	7,053,872	2.55%	-0.54%
PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)
2022	0.00%	8,167	9.98	81,512	1.32%	0.99	%****
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IA (PVEIIA)
2022	0.00%	256,657	17.39	4,463,738	1.51%	-2.87%
2021	0.00%	135,705	17.91	2,429,846	1.19%	27.62%
2020	0.00%	90,035	14.03	1,263,227	1.57%	6.06%
2019	0.00%	51,816	13.23	685,481	1.69%	30.73%
2018	0.00%	21,350	10.12	216,047	0.05%	-8.27%
Putnam Variable Trust - Putnam VT International Value Fund: Class IA (PVIVIA)
2022	0.00%	41,414	11.94	494,518	2.08%	-6.70%
2021	0.00%	27,119	12.80	347,062	0.92%	15.28%
2020	0.00%	6,990	11.10	77,600	2.86%	4.23%
2019	0.00%	7,255	10.65	77,274	2.13%	20.44%
2018	0.00%	3,606	8.84	31,889	0.43%	-17.38%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
2022	0.00%	16,114	64.16	1,033,868	0.00%	-12.69%
2021	0.00%	16,863	73.48	1,239,126	0.00%	12.83%
2020	0.00%	17,564	65.13	1,143,882	0.00%	29.27%
2019	0.00%	29,567	50.38	1,489,616	0.00%	28.63%
2018	0.00%	34,267	39.17	1,342,151	0.00%	0.86%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio (TRHSP)
2022	0.00%	917,039	47.03	43,130,804	0.00%	-12.47%
2021	0.00%	824,020	53.74	44,279,060	0.00%	13.10%
2020	0.00%	764,571	47.51	36,324,907	0.00%	29.62%
2019	0.00%	652,808	36.65	23,939,178	0.00%	28.95%
2018	0.00%	569,300	28.43	16,182,809	0.00%	1.11%
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)
2022	0.00%	346	6.92	2,395	0.29%	-24.37	%****
VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)
2022	0.00%	439,798	10.17	4,473,769	1.68%	8.39%
2021	0.00%	390,754	9.38	3,667,075	0.44%	18.92%
2020	0.00%	334,958	7.89	2,643,366	1.02%	19.11%
2019	0.00%	337,411	6.63	2,235,483	0.00%	11.87%
2018	0.00%	338,228	5.92	2,003,153	0.00%	-28.28%
Vanguard Variable Insurance Fund - Capital Growth Portfolio (VVCG)
2022	0.00%	8,483	8.30	70,416	0.00%	-15.48	%****
Vanguard Variable Insurance Fund - Diversified Value Portfolio (VVDV)
2022	0.00%	1,385	8.83	12,231	0.00%	-11.49	%****

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)
2022	0.00%	1,120	10.13	11,350	1.41%	-0.66	%****
Vanguard Variable Insurance Fund - Equity Index Portfolio (VVEIX)
2022	0.00%	7,581	8.31	63,030	0.00%	-18.23	%****
Vanguard Variable Insurance Fund - Growth Portfolio (VVG)
2022	0.00%	6,028	6.41	38,662	0.00%	-33.37	%****
Vanguard Variable Insurance Fund-Global Bond Index Portfolio (VVGBI)
2022	0.00%	169	8.63	1,458	0.00%	-13.13	%****
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)
2022	0.00%	34,620	8.62	298,258	0.00%	-13.21	%****
Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)
2022	0.00%	1,635	9.10	14,875	0.00%	-9.36	%****
Vanguard Variable Insurance Fund - International Portfolio (VVI)
2022	0.00%	4,312	6.54	28,207	0.00%	-30.12	%****
Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)
2022	0.00%	9,968	8.07	80,429	0.14%	-18.82	%****
Vanguard Variable Insurance Fund - Real Estate Index Portfolio (VVREI)
2022	0.00%	18,197	7.83	142,555	0.00%	-26.30	%****
Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)
2022	0.00%	1,820	9.38	17,064	0.61%	-5.72	%****
Vanguard Variable Insurance Fund-Total International Stock Market Index Portfolio (VVTISI)
2022	0.00%	52,580	8.26	434,076	0.00%	-16.01	%****
Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)
2022	0.00%	66,303	8.04	533,226	0.00%	-19.59	%****
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)
2022	0.00%	118,256	11.71	1,384,703	1.75%	-25.90%
2021	0.00%	49,348	15.80	779,802	1.70%	46.87%
2020	0.00%	10,914	10.76	117,426	1.72%	-1.33%
2019	0.00%	5,252	10.90	57,269	4.80%	9.04	%****

*

This represents the annual contract expense rate or range of rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the policyholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return or range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(A Wholly Owned Subsidiary of Nationwide Life Insurance Company)

2022 Statutory Financial Statements and Supplemental Schedules

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2022

Independent Auditors’ Report

Audit Committee of the Board of Directors

Nationwide Life and Annuity Insurance Company:

Opinions

We have audited the financial statements of Nationwide Life and Annuity Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2022 and 2021, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2022, and the related notes to the statutory financial statements (financial statements).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2022 and 2021, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2022, in accordance with accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department) described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2022 and 2021, or the results of its operations or its cash flows for each of the years in the three- year period ended December 31, 2022.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

Emphasis of Matter

The Company and Harleysville Life Insurance Company merged effective January 1, 2022 with the Company as the survivor. As discussed in Note 2 to the financial statements, accounting practices prescribed or permitted by the Department require the financial statements be revised to reflect the merger as of December 31, 2021 and for the years ended December 31, 2021 and 2020. Our opinions on the financial statements as of December 31, 2021 and for the years ended December 31, 2021 and 2020 are not modified with respect to this matter.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Department. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Supplementary Information

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information Schedule I Summary of Investments - Other Than Investments in Related Parties, Schedule IV Reinsurance, and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

/s/ KPMG LLP

Columbus, Ohio

April 11, 2023

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in thousands, except share amounts)	2022	(As Adjusted) 2021

Admitted assets
Invested assets
Bonds	$31,432,663	$28,432,342
Stocks	55,156	57,531
Mortgage loans, net of allowance	8,259,975	7,281,440
Policy loans	216,001	168,293
Derivative assets	739,540	562,906
Cash, cash equivalents and short-term investments	1,255,717	2,282,629
Securities lending collateral assets	94,402	80,863
Other invested assets	1,156,885	739,316
Total invested assets	$43,210,339	$39,605,320
Accrued investment income	343,462	284,944
Deferred federal income tax assets, net	149,831	205,625
Corporate-owned life insurance	500,076	—
Other assets	238,587	112,670
Separate account assets	3,495,646	2,816,011
Total admitted assets	$47,937,941	$43,024,570

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$38,246,074	$33,741,371
Short-term debt	—	80,000
Asset valuation reserve	521,392	382,040
Funds held under coinsurance	1,348,177	1,342,173
Current federal income taxes payable	28,353	94,758
Securities lending payable	94,044	80,860
Payable for securities	708,640	1,678,516
Other liabilities	336,328	330,915
Accrued transfers from separate accounts	(83,763)	(136,479)
Separate account liabilities	3,495,646	2,816,011
Total liabilities	$44,694,891	$40,410,165

Capital and surplus
Capital shares ($40 par value; authorized, issued and outstanding - 66,000 shares)	$2,640	$2,640
Additional paid-in capital	4,758,997	3,958,997
Unassigned deficit	(1,518,587)	(1,347,232)
Total capital and surplus	$3,243,050	$2,614,405
Total liabilities, capital and surplus	$47,937,941	$43,024,570

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Statutory Statements of Operations

	Year ended December 31,
(in thousands)	2022	(As Adjusted) 2021	(As Adjusted) 2020

Revenues
Premiums and annuity considerations	$7,282,012	$5,270,133	$4,641,247
Net investment income	1,554,554	2,247,186	1,188,516
Reserve adjustment on reinsurance ceded	(157,580)	(147,313)	(166,450)
Other revenues	297,661	266,743	268,835
Total revenues	$8,976,647	$7,636,749	$5,932,148

Benefits and expenses
Benefits to policyholders and beneficiaries	$2,096,787	$2,461,578	$1,629,525
Increase in reserves for future policy benefits and claims	4,312,049	3,425,941	3,159,389
Net transfers to separate accounts	1,104,375	440,879	87,152
Commissions	824,812	725,266	592,589
Other expenses	498,316	490,294	445,420
Total benefits and expenses	$8,836,339	$7,543,958	$5,914,075

Income before federal income tax expense (benefit) and net realized capital (losses) gains on investments	$140,308	$92,791	$18,073
Federal income tax expense (benefit)	5,150	61,472	(37,897)

Income before net realized capital (losses) gains on investments	$135,158	$31,319	$55,970
Net realized capital (losses) gains on investments, net of federal income tax expense (benefit) of $8,246, $25,246 and $(4,324) in 2022, 2021 and 2020, respectively and excluding $(12,080), $(5,411) and $(855) of net realized capital losses transferred to the interest maintenance reserve in 2022, 2021 and 2020, respectively	(38,572)	(25,268)	45,954
Net income	$96,586	$6,051	$101,924

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Statutory Statements of Changes in Capital and Surplus

(in thousands) (As Adjusted)	Capital shares	Additional paid-in capital	Unassigned deficit	Capital and surplus
Balance as of December 31, 2019	$2,640	$3,058,997	$(790,877)	$2,270,760

Change in reserve on account of change in valuation basis	-	-	1,367	1,367
Cumulative effect of change in accounting principle	-	-	28,703	28,703
Balance as of January 1, 2020	$2,640	$3,058,997	$(760,807)	$2,300,830

Capital contribution from Nationwide Life Insurance Company	-	500,000	-	500,000
Net income	-	-	101,924	101,924
Change in asset valuation reserve	-	-	(36,529)	(36,529)
Change in deferred income taxes	-	-	(41,374)	(41,374)
Change in nonadmitted assets	-	-	(35,539)	(35,539)
Change in net unrealized capital gains and losses, net of tax (benefit) of ($76,734)	-	-	(284,879)	(284,879)
Other, net	-	-	(32,819)	(32,819)
Balance as of December 31, 2020	$2,640	$3,558,997	$(1,090,023)	$2,471,614

Change in reserve on account of change in valuation basis[1]	-	-	547,646	547,646
Cumulative effect of change in accounting principle[1]	-	-	(663,141)	(663,141)
Correction of error (see Note 2)	-	-	46,112	46,112
Balance as of January 1, 2021	$2,640	$3,558,997	$(1,159,406)	$2,402,231

Capital contribution from Nationwide Life Insurance Company	-	400,000	-	400,000
Net income	-	-	6,051	6,051
Change in asset valuation reserve	-	-	(136,100)	(136,100)
Change in deferred income taxes[1]	-	-	(38,373)	(38,373)
Change in nonadmitted assets	-	-	(33,323)	(33,323)
Change in net unrealized capital gains and losses, net of tax expense of $11,863	-	-	47,668	47,668
Other, net	-	-	(33,749)	(33,749)
Balance as of December 31, 2021	$2,640	$3,958,997	$(1,347,232)	$2,614,405

Cumulative effect of change in accounting principle	-	-	12,639	12,639
Correction of errors (see Note 2)	-	-	5,686	5,686
Balance as of January 1, 2022	$2,640	$3,958,997	$(1,328,907)	$2,632,730

Capital contribution from Nationwide Life Insurance Company	-	800,000	-	800,000
Net income	-	-	96,586	96,586
Change in asset valuation reserve	-	-	(139,353)	(139,353)
Change in deferred income taxes	-	-	1,342	1,342
Change in nonadmitted assets	-	-	(66,003)	(66,003)
Change in liability for reinsurance in unauthorized companies	-	-	(85,709)	(85,709)
Change in net unrealized capital gains and losses, net of tax expense of $9,368	-	-	38,078	38,078
Other, net	-	-	(34,621)	(34,621)
Balance as of December 31, 2022	$2,640	$4,758,997	$(1,518,587)	$3,243,050
1

Effective January 1, 2021, the Company elected to apply Ohio Administrative Code 3901-1-67 to its derivative instruments hedging indexed products and indexed annuity reserve liabilities. At adoption, the decrease in statutory surplus of ($230,712) was comprised of $547,646 in change in reserve on account of change in valuation basis, ($663,352) in cumulative effect of change in accounting principle and ($115,006) in change in net deferred income tax.

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Statutory Statements of Cash Flow

	Year ended December 31,
(in thousands)	2022	(As Adjusted) 2021	(As Adjusted) 2020

Cash flows from operating activities
Premiums collected, net of reinsurance	$7,291,127	$5,273,220	$4,561,541
Net investment income	1,525,787	2,247,445	1,190,205
Other revenue	298,267	307,951	422,549
Policy benefits and claims paid	(2,227,674)	(2,640,218)	(1,766,002)
Commissions, operating expenses and taxes, other than federal income tax paid	(1,307,002)	(1,202,987)	(1,041,433)
Net transfers to separate accounts	(1,051,659)	(448,746)	(84,434)
Policyholders’ dividends paid	(739)	(568)	(629)
Federal income taxes (paid) recovered	(81,202)	45,609	(126,877)
Net cash provided by operating activities	$4,446,905	$3,581,706	$3,154,920

Cash flows from investing activities
Proceeds from investments sold, matured or repaid
Bonds	$1,460,949	$2,511,947	$1,209,914
Stocks	7,541	3,835	1,400
Mortgage loans	616,290	364,195	154,902
Other invested assets and other	64,332	607,929	57,723
Investment proceeds	$2,149,112	$3,487,906	$1,423,939
Cost of investments acquired
Bonds	$(4,644,974)	$(5,930,623)	$(3,759,555)
Stocks	(7,376)	(16,204)	(3,918)
Mortgage loans	(1,596,148)	(1,016,431)	(1,104,699)
Derivative assets	(45,071)	(134,994)	(124,669)
Other invested assets and other	(1,430,832)	(360,770)	(434,175)
Investments acquired	$(7,724,401)	$(7,459,022)	$(5,427,016)
Net increase in policy loans	(47,715)	(22,166)	(13,121)
Net cash used in investing activities	$(5,623,004)	$(3,993,282)	$(4,016,198)

Cash flows from financing activities and miscellaneous sources
Capital contributions from Nationwide Life Insurance Company	$800,000	$400,000	$500,000
Net change in short-term debt	(80,000)	80,000	-
Net change in deposits on deposit-type contract funds and other insurance liabilities	157,705	369,990	14,839
Purchase of corporate-owned life insurance	(500,000)	-	-
Other cash (used) provided	(228,518)	121,705	208,682
Net cash provided by financing activities and miscellaneous sources	$149,187	$971,695	$723,521

Net (decrease) increase in cash, cash equivalents and short-term investments	$(1,026,912)	$560,119	$(137,757)
Cash, cash equivalents and short-term investments at beginning of year	2,282,629	1,722,510	1,860,267
Cash, cash equivalents and short-term investments at end of year	$1,255,717	$2,282,629	$1,722,510
Supplemental disclosure of non-cash activities:
Exchange of bond investments	$366,753	$531,254	$556,614

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

(1)	Nature of Operations

Nationwide Life and Annuity Insurance Company (“NLAIC” or “the Company”) is an Ohio domiciled stock life insurance company and a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLAIC’s common stock are owned by Nationwide Life Insurance Company (“NLIC”), an Ohio domiciled stock life insurance company. All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a majority-owned subsidiary of NMIC.

The Company is licensed in 49 states and the District of Columbia. The Company offers individual annuity contracts including fixed annuity contracts, group annuity contracts including pension risk transfer (“PRT”) contracts, universal life insurance, variable universal life insurance, term life insurance and corporate-owned life insurance on a non-participating basis. The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouses and regional firms, independent marketing organizations, and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Financial Network producers, which includes the agency distribution force of the Company’s ultimate majority parent company, NMIC. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

The Company’s wholly-owned, admitted subsidiary, Olentangy Reinsurance, LLC (“Olentangy”), is a Vermont domiciled special purpose financial insurance company established for the purpose of assuming certain universal life and term life insurance policies from NLAIC.

The Company’s wholly-owned, nonadmitted subsidiary, Nationwide SBL, LLC (“NWSBL”), offers a securities-based lending product and is an Ohio limited liability company. A revolving line of credit allows clients to borrow against their taxable investment portfolio to address their financing needs.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2022 and 2021, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact to the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include certain investment and derivative valuations and future policy benefits and claims. Actual results could differ significantly from those estimates.

Basis of Presentation

Effective January 1, 2022, Harleysville Life Insurance Company (“HLIC”), an Ohio domiciled stock life insurance company and subsidiary of NMIC that offers universal and traditional life insurance, disability income insurance and fixed annuity contracts on a non-participating basis, completed a merger agreement with the Company. Pursuant to the merger agreement, which was deemed a statutory merger, the operations of HLIC were merged with and into the Company, with the Company continuing as the surviving entity. All shares of HLIC were cancelled and the outstanding surplus balance was merged into the Company’s additional paid-in capital and unassigned deficit. There was not a material impact on the Company’s capital and surplus as a result of the merger. All statutory financial statements and accompanying notes as of and for the years ended December 31, 2021 and 2020, have been adjusted to reflect this merger.

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state but allowed by the domiciliary state regulatory authority.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

Effective January 1, 2021, the Company elected to apply a prescribed practice promulgated under Ohio Administrative Code Section 3901-1-67 (“OAC 3901-1-67”) to its derivative instruments hedging indexed products and indexed annuity reserve liabilities in order to better align the measurement of indexed product reserves and the derivatives that hedge them. Under OAC 3901-1-67, derivative instruments are carried at amortized cost with the initial hedge cost amortized over the term and asset payoffs realized at the end of the term being reported through net investment income, rather than the derivative instruments being carried at fair value with asset payoffs realized over the term through net realized capital gains and losses. Additionally, the cash surrender value reserves for indexed annuity products only reflect index interest credits at the end of the crediting term as compared to partial index interest credits accumulating throughout the crediting term in increase in reserves for future policy benefits and claims.

The Company’s subsidiary, Olentangy, was granted a permitted practice from the State of Vermont allowing Olentangy to carry the assets placed into a trust account by Union Hamilton Reinsurance Ltd. (“UHRL”) on its statutory statements of admitted assets, liabilities and surplus at net admitted asset value for certain universal life and term life insurance policies.

If the prescribed or permitted practices were not applied, the Company’s risk-based capital would continue to be above regulatory action levels. A reconciliation of the Company’s net income between the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) and prescribed and permitted practice is shown below:

(in thousands)	SSAP #	F/S Page	State of Domicile	2022	December 31, 2021	2020

Net Income
Statutory Net Income			OH	$97,207	$6,051	$101,924
State Prescribed practice:
OAC 3901-1-67:
Derivative instruments	86	4	OH	(17,300)	(100,862)	-
Reserves for indexed annuities	51	4	OH	707,375	(249,704)	-
Tax impact	101	4	OH	(144,916)	188,624	-

NAIC SAP				$642,366	$(155,891)	$101,924

A reconciliation of the Company’s capital and surplus between the NAIC SAP and prescribed and permitted practice is shown below:

				As of December 31,
(in thousands)	SSAP #	F/S Page	State of Domicile	2022	2021

Capital and Surplus
Statutory Capital and Surplus			OH	$3,243,050	$2,614,405
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	2,4	OH	(203,337)	1,143,929
Reserves for indexed annuities	51	3,4	OH	(89,975)	(797,350)
Tax impact	101	2,4	OH	61,596	(72,782)
State Permitted Practice
Subsidiary valuation - Olentangy	20	2	VT	(67,000)	(67,000)

NAIC SAP				$2,944,334	$2,821,202

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

●	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

●

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

●

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

●

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and the amortization of the IMR is reported as revenue;

●	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

●	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

●	costs related to successful policy acquisitions are charged to operations in the year incurred;

●	negative cash balances are reported as negative assets;

●	certain income and expense items are charged or credited directly to capital and surplus;

●	amounts on deposit in internal qualified cash pools are reported as cash equivalents;

●	the statutory statements of cash flows are presented on the basis prescribed by the NAIC; and

●	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

●	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

●	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

●	Certain assets and liabilities are reported net of ceded reinsurance balances; and

●	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

●	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

●	investments in preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

●	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value and are not reversible;

●

admitted subsidiary, controlled and affiliated entities are not consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks or other invested assets;

●

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

●

undistributed earnings and valuation adjustments from investments in joint ventures, partnerships and limited liability companies are recognized directly in capital and surplus as net unrealized capital gains or losses;

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

●	changes in non-specific mortgage loan reserves are measured under an incurred loss model and are recorded directly in capital and surplus as net unrealized capital gains or losses; and

●	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

●	Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

Derivative Instruments

●	Derivatives used in effective hedging transactions are valued in a manner consistent with the hedged asset or liability;

●

With the exception of derivatives applying the prescribed practice under OAC 3901-1-67, unrealized gains and losses on derivatives that are not considered to be effective hedges are charged to capital and surplus;

●	interest earned on derivatives is charged to net investment income; and

●	embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

Federal Income Taxes

●

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of capital and surplus); and

●	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

●

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software, disallowed IMR and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies when due. Annuity considerations are recognized as revenue when received. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 3.5% and 4.0% and the 2017 CSO table at an interest rate of 3.5% and 4.5%. The Company has applied principles-based reserving to all new individual life business. For business subject to principles-based reserving, additional reserves may be held where the deterministic and/or stochastic reserves are in excess of net premium reserves, as defined by Valuation Manual 20, Requirements for Principle-Based Reserves for Life Products (“VM-20”).

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”). For certain universal life and variable universal life contracts issued in 2017 and after the Company has calculated its reserves under VM-20.

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

Future policy benefits for PRT contracts have been established in accordance with the CRVM. Statutory reserves for PRT business are calculated as the present value of future benefit payments, using the prescribed 1994 group annuity mortality table along with the AA projection mortality improvement scale and prescribed valuation rates as specified in Chapter 22 of the Valuation Manual.

Prior to 2020, the Company calculated its reserves for variable annuity products with guaranteed minimum death, accumulation, and withdrawal benefits and other contracts involving guaranteed benefits similar to those offered with variable annuities under the standard scenario of Actuarial Guideline XLIII “CARVM for Variable Annuities”, which exceeded the stochastic 70th percentile Conditional Tail Expectations scenario. Effective January 1, 2020, the Company calculated its reserves for variable annuity products under Valuation Manual 21, Requirements for Principle-Based Reserves for Variable Annuities (“VM-21”) and as a result, the Company calculated its reserves using a stochastic reserve, which is floored at the cash surrender value.

The aggregate reserves for individual accident and health policies consist of disabled life reserves and unearned premium reserves. The disabled life reserves are calculated using the 1952 Accidental Death Benefits table at 3.0% interest. Unearned premium reserves are based on the actual gross premiums and actual days.

The aggregate reserves for group accident and health and franchise accident and health policies consist of unearned premium reserves and claim reserves. The claim reserves are comprised of amounts to be paid on incurred but unreported claims plus benefits payable on disabled life claims. Disabled life claims for group long-term disability policies are based on the 1987 Commissioner’s Group Disability table, primarily discounted at 3.5%, 4.0%, and 4.5% interest. Future policy benefits on other group health policies are not discounted.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. Refer to Note 9 for additional details.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are primarily recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets. In limited circumstances, other separate account assets are recorded at book value when the policyholder does not participate in the underlying portfolio experience.

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to/from separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to/from separate accounts and federal income tax, respectively.

Retained Assets

The Company does not retain beneficiary assets. During a death benefit claim, the death benefit settlement method is payment to the beneficiary in the form of a check or electronic funds transfer.

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method on the trade date.

Independent pricing services are most often utilized, and compared to pricing from additional sources when available, to determine the fair value of bonds and stocks for which market quotations or quotations on comparable securities or models are used. For these bonds and stocks, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

A corporate pricing matrix is used in valuing certain corporate bonds. The corporate pricing matrix was developed using publicly available spreads for certain privately-placed corporate bonds with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular bond to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when valuations are not available from independent pricing services or a corporate pricing matrix. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less a valuation allowance. The Company also holds commercial mortgage loans of these property types that are under development. Mortgage loans under development are collateralized by the borrower’s common stock.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts as the loans are collateral dependent or guaranteed.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The collectability and value of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Loan-specific reserve charges are recorded in net realized capital gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized capital gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimates of probable credit losses inherent in the portfolio of loans without specific reserves as of the date of the statutory statements of admitted assets, liabilities, capital and surplus. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a group of borrowers’ ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded directly in capital and surplus as net unrealized capital gains and losses.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually. Due to the nature of the collateral underlying mortgage loans under development, these loans are not evaluated using the LTV and DSC ratios described above.

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current, and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months and amounts on deposit in internal qualified cash pools. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants in the internal qualified cash pool.

Short-term investments. Short-term investments consist primarily of government agency discount notes with maturities of twelve months or less at acquisition. Short-term investments also include outstanding promissory notes with initial maturity dates of one-year or less with certain affiliates. The Company carries short-term investments at amortized cost, which approximates fair value.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

Securities lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total invested assets of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in bonds. A securities lending payable is recorded for the amount of cash collateral received. If the fair value of the collateral received (cash and/or securities) is less than the fair value of the securities loaned, the shortfall is nonadmitted. Net income received from securities lending activities is included in net investment income. Because the borrower or the Company may terminate a securities lending transaction at any time, if loans are terminated in advance of the reinvested collateral asset maturities, the Company would repay its securities lending obligations from operating cash flows or the proceeds of sales from its investment portfolio, which includes significant liquid securities.

Other invested assets. Other invested assets consist primarily of alternative investments in private equity funds, private debt funds, real estate partnerships, limited liability companies and joint ventures. These investments are reported using the equity method of accounting. Changes in carrying value as a result of the equity method are reflected as net unrealized capital gains and losses as a direct adjustment to capital and surplus. Gains and losses are generally recognized through income at the time of disposal or when operating distributions are received. Partnership interests in tax credit funds are held at amortized cost with amortization charged to net investment income over the period in which the tax benefits, primarily credits, are earned. Tax credits are recorded as an offset to tax expense in the period utilized.

Investment in subsidiaries. The investment in the Company’s wholly-owned admitted subsidiary, Olentangy, and the Company’s wholly-owned nonadmitted subsidiary, NWSBL, is recorded using the equity method of accounting applicable to U.S. insurance subsidiary, controlled and affiliated entities. This requires the investment to be recorded based on the value of its underlying audited statutory capital and surplus, adjusted to report investments in surplus notes separately. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. Investments in affiliated companies are included in other invested assets.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include cross-currency swaps, total return swaps, futures and options.

Derivative instruments used in hedging transactions considered to be effective hedges are reported in a manner consistent with the hedged items. With the exception of derivatives applying the prescribed practice under OAC 3901-1-67, derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with changes in fair value recorded in capital and surplus as unrealized gains or losses.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs and internal models. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Cash flows and payment accruals on derivatives are recorded in net investment income.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), Secured Overnight Financing Rate (“SOFR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the reporting period in which the change occurs.

Corporate-Owned Life Insurance

The following table summarizes corporate-owned life insurance, which is held at cash surrender value, as of the dates indicated:

	December 31,
(in thousands)	2022	2021
Corporate-owned life insurance:
Variable life insurance[1]	$500,076	$-
Total corporate-owned life insurance	$500,076	$-

1	The investments underlying the variable life insurance policies are 10% bonds and 90% cash and short-term investments as of December 31, 2022.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and loan-backed and structured securities sold. The IMR is applied as follows:

●

for bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

●	the bond must never have been classified as a default security;

●

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

●	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as a net liability. This liability is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified as an asset and fully nonadmitted. The Company utilizes the grouped method for amortization. Under the grouped method, the liability is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands.

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes is charged directly to surplus, with the impact of taxes on unrealized capital gains or losses and nonadmitted assets reported separately in the statutory statements of changes in capital and surplus.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Accounting Changes and Correction of Errors

During 2022, the Company modified its approach used to schedule the reversals of its deferred tax asset for policyholder reserves under Statement of Statutory Accounting Principles (“SSAP”) No. 101, Income Taxes (“SSAP 101”). Effective January 1, 2022, the Company updated its methodology to include additional data and analysis of reversal patterns driven by policy counts and lapses to calculate the reversal of the deferred tax asset for policyholder reserves. The impact of the change increased the Company’s net admitted deferred tax asset $13,900 and $12,639 as of December 31, 2022 and January 1, 2022, respectively, with a commensurate increase in capital and surplus. There was no impact on net income.

Effective January 1, 2021, the Company elected to apply OAC 3901-1-67 to its derivative instruments hedging indexed products and indexed annuity reserve liabilities. As a result of the Company’s election to apply OAC 3901-1-67 as of January 1, 2021, the Company’s admitted assets decreased $778,358, total liabilities decreased $547,646 and capital and surplus decreased $230,712, which included a $663,352 increase to unassigned deficit from the cumulative effect of the change in accounting principle.

Effective January 1, 2020, the Company changed its reserve valuation basis for variable annuities due to changes to VM-21. As a result of this change, the Company records stochastic reserves, floored at the cash surrender value, instead of reserves using the standard scenario previously required under Actuarial Guideline XLIII “CARVM for Variable Annuities”. The impacts of the valuation basis change were recognized as of January 1, 2020, resulting in an increase to statutory capital and surplus of $1,367.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

During 2020, the Company modified its approach used to schedule the reversals of its deferred tax assets for policyholder reserves under SSAP 101. Prior to 2020, the Company scheduled the reversals of its deferred tax assets for policyholder reserves by estimating the reserve reversal using the aggregate policyholder reserve. As of January 1, 2020, the Company is now taking a disaggregate approach and calculates reversal of the deferred tax assets for policyholder reserves on a product-by-product basis. The new method is more precise and better reflects how the deferred tax assets for policyholder reserves moves with the underlying reserve liability. SSAP 101 permits a company to modify its scheduling method so long as the modification is treated as change in accounting principle. The impact of the change increases the Company’s net admitted deferred tax asset $27,722 and $28,703 as of December 31, 2020 and January 1, 2020, respectively, with a commensurate increase in capital and surplus. There was no impact on net income.

During 2022, the Company identified and corrected an error in annuity product allocation drivers for general operating expenses between the Company and NLIC that resulted in an overstatement of the Company’s general insurance expenses for the years ended December 31, 2021, 2020 and 2019. The error resulted in an understatement of net income of $21,730, an understatement of total surplus of $45,093, an understatement of total assets of $43,811 and an overstatement of total liabilities of $1,282 as of and for the year ended December 31, 2021. The error resulted in an understatement of net income of $16,095 and an understatement of total surplus of $16,095 as of and for the year ended December 31, 2020. In accordance with SSAP No. 3, Accounting Changes and Corrections of Errors (“SSAP No. 3”), the total prior period correction was recorded as an increase to total surplus of $45,093, an increase to total assets of $43,811 and a decrease to total liabilities of $1,282 as of January 1, 2022.

During 2022, the Company identified and corrected an error in applying the accounting treatment for dynamically hedged derivative instruments under OAC 3901-1-67 at adoption, as discussed above, and through 2021. The error resulted in an overstatement of net income, an overstatement of total surplus and an understatement of total liabilities of $39,407 as of and for the year ended December 31, 2021. In accordance with SSAP No. 3, the total prior period correction was recorded as a decrease to total surplus and an increase to total liabilities of $39,407 as of January 1, 2022.

During 2021, the Company identified and corrected an error within the indexed universal life principle-based reserving calculation related to the mortality assumption for substandard risk policies. This resulted in an understatement of net income of $32,710 for the year ended December 31, 2020 and overstatement of total liabilities and understatement of surplus of $46,112 as of December 31, 2020. In accordance with SSAP No. 3, the total prior period correction was recorded as an increase to unassigned deficit and decrease to total liabilities of $46,112 as of January 1, 2021.

Recently Adopted Accounting Standard

Effective January 1, 2021, the Company adopted revisions to SSAP No. 32R, Preferred Stock (“SSAP No. 32R”). The adopted revisions updated the definition for redeemable and perpetual preferred stock and furthermore, updated the valuation classification for perpetual preferred stock to fair value. Previously, perpetual preferred stock could have been valued at amortized cost or fair value based on the rating of the security. Per SSAP No. 32R, any valuation classification changes from amortized cost to fair value are to be recognized in statutory surplus. Going forward, changes to fair value will be recognized as unrealized gains and losses in statutory surplus. As a result of this change, the Company recorded an increase to statutory surplus of $211 as of January 1, 2021 as cumulative effect of change in accounting principle.

Reconciliation to Annual Statement

Subsequent to the HLIC 2021 Annual Statement filing, an error was identified in HLIC’s tax reserve calculation as of December 31, 2021. The cumulative impact to the NLAIC post-merger Annual Statement was a $621 overstatement to net income for the year ended December 31, 2022, and a $101 overstatement of net admitted assets, a $621 overstatement to total liabilities and an understatement of total surplus by $519, including a $621 understatement to net income as of and for the year ended December 31, 2021. The impacts identified have been adjusted on the statutory statements of admitted assets, liabilities, capital and surplus, statutory statement of operations and statutory statements of changes in capital and surplus as of and for the years ended December 31, 2022 and 2021.

Subsequent Events

The Company evaluated subsequent events through April 11, 2023, the date the statutory financial statements were issued.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

(3)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in thousands)	General account[1]	Separate account non- guaranteed	Total	% of Total
December 31, 2022
Subject to discretionary withdrawal:
With market value adjustment	$24,568,689	$-	$24,568,689	89%
At book value less current surrender charge of 5% or more	832,533	-	832,533	3%
At fair value	6,071	250,903	256,974	1%
Total with market value adjustment or at fair value	$25,407,293	$250,903	$25,658,196	93%
At book value without adjustment
(minimal or no charge or adjustment)	2,045,589	-	2,045,589	7%
Not subject to discretionary withdrawal	22,448	219	22,667	0%
Total, gross	$27,475,330	$251,122	$27,726,452	100%
Less: Reinsurance ceded	(1,458,653)	-	(1,458,653)
Total, net	$26,016,677	$251,122	$26,267,799
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$311,051	$-	$311,051

(As Adjusted)
December 31, 2021
Subject to discretionary withdrawal:
With market value adjustment	$21,719,772	$-	$21,719,772	87%
At book value less current surrender charge of 5% or more	750,676	-	750,676	3%
At fair value	6,116	331,122	337,238	1%
Total with market value adjustment or at fair value	$22,476,564	$331,122	$22,807,686	91%
At book value without adjustment
(minimal or no charge or adjustment)	2,115,325	-	2,115,325	9%
Not subject to discretionary withdrawal	24,606	376	24,982	0%
Total, gross	$24,616,495	$331,498	$24,947,993	100%
Less: Reinsurance ceded	(1,294,491)	-	(1,294,491)
Total, net	$23,322,004	$331,498	$23,653,502
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$344,179	$-	$344,179
[1]	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The following table summarizes the analysis of group annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in thousands)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2022
Subject to discretionary withdrawal:
With market value adjustment	$-	-	-	-	0%
At fair value	-	-	56,067	56,067	3%
Total with market value adjustment or	$-	$-	$56,067	$56,067	3%
at fair value
At book value without adjustment
(minimal or no charge or adjustment)	11,002	-	-	11,002	1%
Not subject to discretionary withdrawal	260,040	1,343,718	-	1,603,758	96%
Total, gross	$271,042	$1,343,718	$56,067	$1,670,827	100%
Less: Reinsurance ceded	(145)	-	-	(145)
Total, net	$270,897	$1,343,718	$56,067	$1,670,682

(As Adjusted)
December 31, 2021
Subject to discretionary withdrawal:
With market value adjustment	$-	$-	$-	$-	0%
At fair value	-	-	78,778	78,778	12%
Total with market value adjustment or	$-	$-	$78,778	$78,778	12%
at fair value
At book value without adjustment
(minimal or no charge or adjustment)	12,564	-	-	12,564	2%
Not subject to discretionary withdrawal	198,095	343,980	-	542,075	86%
Total, gross	$210,659	$343,980	$78,778	$633,417	100%
Less: Reinsurance ceded	(167)	-	-	(167)
Total, net	$210,492	$343,980	$78,778	$633,250

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in thousands)	General account	Separate account non- guaranteed	Total	% of Total
December 31, 2022
Subject to discretionary withdrawal:
With market value adjustment	$-	$-	$-	0%
At fair value	-	-	-	0%
Total with market value adjustment or at fair value	$-	$-	$-	0%
At book value without adjustment (minimal or no charge or adjustment)	44,801	-	44,801	7%
Not subject to discretionary withdrawal	570,402	33	570,435	93%
Total, gross	$615,203	$33	$615,236	100%
Less: Reinsurance ceded	-	-	-
Total, net	$615,203	$33	$615,236

(As Adjusted)
December 31, 2021
Subject to discretionary withdrawal:
With market value adjustment	$-	$-	$-	0%
At fair value	-	-	-	0%
Total with market value adjustment or at fair value	$-	$-	$-	0%
At book value without adjustment (minimal or no charge or adjustment)	38,536	-	38,536	8%
Not subject to discretionary withdrawal	418,962	89	419,051	92%
Total, gross	$457,498	$89	$457,587	100%
Less: Reinsurance ceded	-	-	-
Total, net	$457,498	$89	$457,587

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in thousands)	2022	(As Adjusted) 2021
Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$26,278,966	$23,523,639
Supplemental contracts with life contingencies, net	8,608	8,857
Deposit-type contracts	615,203	457,498
Subtotal	$26,902,777	$23,989,994
Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$1,650,907	$754,256
Other contract deposit funds	33	89
Subtotal	$1,650,940	$754,345
Total annuity actuarial reserves and deposit fund liabilities, net	$28,553,717	$24,744,339

The following table summarizes the analysis of life actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account			Separate account - nonguaranteed
(in thousands)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2022
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$16,698	$18,020	$-	$-	$-
Universal life	342,861	334,131	366,369	-	-	-
Universal life with secondary guarantees	2,607,538	2,152,953	6,536,577	-	-	-
Indexed universal life with secondary guarantees	5,122,200	3,830,946	4,537,491	-	-	-
Other permanent cash value life insurance	-	175,823	273,669	-	-	-
Variable life	250,602	224,973	490,412	1,904,967	1,752,319	1,713,129
Subtotal	$8,323,201	$6,735,524	$12,222,538	$1,904,967	$1,752,319	$1,713,129
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	1,277,284	-	-	-
Accidental death benefits	-	-	100	-	-	-
Disability - active lives	-	-	55,616	-	-	-
Disability - disabled lives	-	-	44,814	-	-	-
Miscellaneous reserves	-	-	225,996	-	-	-
Total, gross	$8,323,201	$6,735,524	$13,826,348	$1,904,967	$1,752,319	$1,713,129
Less: reinsurance ceded	(439,886)	(378,646)	(2,513,702)	-	-	-
Total, net	$7,883,315	$6,356,878	$11,312,646	$1,904,967	$1,752,319	$1,713,129

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

	General account			Separate account - nonguaranteed
(in thousands)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
(As Adjusted)
December 31, 2021
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$16,574	$18,198	$-	$-	$-
Universal life	342,936	335,790	360,130	-	-	-
Universal life with secondary guarantees	2,468,241	1,966,056	5,832,954	-	-	-
Indexed universal life with secondary guarantees	4,086,931	3,084,033	3,697,372	-	-	-
Other permanent cash value life insurance	-	139,915	250,952	-	-	-
Variable life	216,369	196,831	452,589	2,059,762	1,920,760	1,920,854
Subtotal	$7,114,477	$5,739,199	$10,612,195	$2,059,762	$1,920,760	$1,920,854
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	1,265,923	-	-	-
Accidental death benefits	-	-	94	-	-	-
Disability - active lives	-	-	49,881	-	-	-
Disability - disabled lives	-	-	48,653	-	-	-
Miscellaneous reserves	-	-	233,693	-	-	-
Total, gross	$7,114,477	$5,739,199	$12,210,439	$2,059,762	$1,920,760	$1,920,854
Less: reinsurance ceded	(464,307)	(390,332)	(2,491,100)	-	-	-
Total, net	$6,650,170	$5,348,867	$9,719,339	$2,059,762	$1,920,760	$1,920,854

The following table is a reconciliation of life actuarial reserves, as of the dates indicated:

	December 31,
(in thousands)	2022	(As Adjusted) 2021
Life, accident and health annual statement:
Life insurance, net	$11,075,233	$9,479,820
Accidental death benefits, net	100	93
Disability - active lives, net	54,356	48,572
Disability - disabled lives, net	43,733	47,231
Miscellaneous reserves, net	139,224	143,623
Subtotal	$11,312,646	$9,719,339
Separate accounts annual statement:
Life insurance	$1,713,129	$1,920,854
Subtotal	$1,713,129	$1,920,854
Total life actuarial reserves, net	$13,025,775	$11,640,193

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

(4)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2022		December 31, 2021
(in thousands)	Legally insulated assets	Separate account assets (not legally insulated)	Legally insulated assets	Separate account assets (not legally insulated)
Product / Transaction:
Individual annuities	$307,336	$-	$410,540	$-
Life insurance	1,865,361	-	2,059,713	-
Pension risk transfer group annuities	1,322,948	-	345,758	-
Total	$3,495,645	$-	$2,816,011	$-

The following table summarizes amounts paid towards separate account guarantees by the general account and related risk charges paid by the separate account for the years ended:

(in thousands)	Total paid toward separate account guarantees	Risk charges paid to general account
2022	$296	$338
2021	$80	$403
2020	$132	$371
2019	$107	$388
2018	$147	$417

The Company does not engage in securities lending transactions within its separate accounts.

Most separate accounts held by the Company relate to individual and group variable annuity and variable universal life insurance contracts of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The individual variable annuity contracts generally provide an incidental death benefit of the greater of account value or premium paid (net of prior withdrawals). However, many individual variable annuity contracts also provide death benefits equal to (i) the most recent fifth-year anniversary account value, (ii) the highest account value on any previous anniversary, (iii) premiums paid increased 5% or certain combinations of these, all adjusted for prior withdrawals. The death benefit and cash value under the variable universal life policies may vary with the investment performance of the underlying investments in the separate accounts. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed.

The Company has a separate account that holds group annuity contracts offered through the Company’s PRT business, wherein the Company provides guaranteed benefit payments to annuitants. The Company issues PRT business out of both the general and separate accounts, and within both, the assets and liabilities of this business are carried at amortized cost. The PRT separate account business has been included as a nonindexed guarantee less than or equal to 4%.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in thousands)	Nonindexed guarantee less than or equal to 4%	Nonguaranteed separate accounts	Total
December 31, 2022
Premiums, considerations or deposits	$976,449	$240,856	$1,217,305
Reserves
For accounts with assets at:
Fair value	$-	$2,020,351	$2,020,351
Amortized cost	1,343,718	-	1,343,718
Total reserves[1]	$1,343,718	$2,020,351	$3,364,069
By withdrawal characteristics:
At fair value	$-	$2,020,099	$2,020,099
Subtotal	$-	$2,020,099	$2,020,099
Not subject to discretionary withdrawal	1,343,718	252	1,343,970
Total reserves[1]	$1,343,718	$2,020,351	$3,364,069
1

The total reserves balance does not equal the liabilities related to separate accounts of $3,495,645 in the statutory statements of admitted assets, liabilities, capital and surplus by $131,576, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

(in thousands)	Nonindexed guarantee less than or equal to 4%	Nonguaranteed separate accounts	Total
December 31, 2021
Premiums, considerations or deposits	$324,741	$203,365	$528,106
Reserves
For accounts with assets at:
Fair value	$-	$2,331,219	$2,331,219
Amortized cost	343,980	-	343,980
Total reserves[1]	$343,980	$2,331,219	$2,675,199
By withdrawal characteristics:
At fair value	$-	$2,330,753	$2,330,753
Subtotal	$-	$2,330,753	$2,330,753
Not subject to discretionary withdrawal	343,980	466	344,446
Total reserves[1]	$343,980	$2,331,219	$2,675,199
1

The total reserves balance does not equal the liabilities related to separate accounts of $2,816,011 in the statutory statements of admitted assets, liabilities, capital and surplus by $140,812, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The following table is a reconciliation of net transfers to separate accounts, as of the dates indicated:

	December 31,
(in thousands)	2022	2021	2020
Net transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$1,217,304	$528,106	$155,564
Transfers from separate accounts	(120,881)	(94,724)	(74,554)
Net transfers to separate accounts	$1,096,423	$433,382	$81,010
Reconciling adjustments:
Exchange accounts offsetting in the general account	7,857	8,117	6,274
Other miscellaneous adjustments not included in the general account balance	95	(620)	(132)
Net transfers as reported in the statutory statements of operations	$1,104,375	$440,879	$87,152

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

(5)	Investments

Bonds and Stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in thousands)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2022
Bonds:
U.S. Government	$1,370	$-	$86	$1,284
States, territories and possessions	433,917	1,268	48,044	387,141
Political subdivisions	206,757	56	29,881	176,932
Special revenues	1,654,469	5,675	214,796	1,445,348
Industrial and miscellaneous	26,188,117	31,880	3,174,411	23,045,586
Loan-backed and structured securities	2,948,033	3,977	186,492	2,765,518
Total bonds	$31,432,663	$42,856	$3,653,710	$27,821,809
Common stocks unaffiliated	52,616	-	-	52,616
Preferred stocks unaffiliated	2,540	-	-	2,540
Total unaffiliated stocks	$55,156	$-	$-	$55,156
Total bonds and unaffiliated stocks	$31,487,819	$42,856	$3,653,710	$27,876,965

(As Adjusted)
December 31, 2021
Bonds:
U.S. Government	$21,550	$265	$19	$21,796
States, territories and possessions	295,219	21,733	1,357	315,595
Political subdivisions	176,021	20,659	-	196,680
Special revenues	1,520,065	199,556	1,477	1,718,144
Industrial and miscellaneous	23,940,226	2,058,642	80,057	25,918,811
Loan-backed and structured securities	2,479,261	81,624	10,802	2,550,083
Total bonds	$28,432,342	$2,382,479	$93,712	$30,721,109
Common stocks unaffiliated	54,514	-	-	54,514
Preferred stocks unaffiliated	3,017	-	-	3,017
Total unaffiliated stocks	$57,531	$-	$-	$57,531
Total bonds and unaffiliated stocks	$28,489,873	$2,382,479	$93,712	$30,778,640
The carrying value of bonds on deposit with various states as required by law or special escrow agreement was $9,233 and $9,241 as of December 31, 2022 and 2021, respectively.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2022. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in thousands)	Carrying value	Fair value
Bonds:
Due in one year or less	$375,927	$371,277
Due after one year through five years	6,463,817	6,126,419
Due after five years through ten years	10,400,536	9,236,296
Due after ten years	11,244,350	9,322,299
Total bonds excluding loan-backed and structured securities	$28,484,630	$25,056,291
Loan-backed and structured securities	2,948,033	2,765,518
Total bonds	$31,432,663	$27,821,809

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in thousands)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2022
Bonds:
U.S. Government	$1,284	$86	$-	$-	$1,284	$86
States, territories and possessions	254,503	37,242	46,996	10,532	301,499	47,774
Political subdivisions	147,435	23,322	-	-	147,435	23,322
Special revenues	1,281,653	200,313	30,684	12,053	1,312,337	212,366
Industrial and miscellaneous	19,685,332	2,570,441	2,481,732	747,474	22,167,064	3,317,915
Loan-backed and structured securities	1,766,422	122,839	823,509	63,811	2,589,931	186,650
Total bonds	$23,136,629	$2,954,243	$3,382,921	$833,870	$26,519,550	$3,788,113
Common stocks unaffiliated	-	-	7,574	2,426	7,574	2,426
Total bonds and unaffiliated stocks	$23,136,629	$2,954,243	$3,390,495	$836,296	$26,527,124	$3,790,539

(As Adjusted)
December 31, 2021
Bonds:
U.S. Government	$3,648	$19	$-	$-	$3,648	$19
States, territories and possessions	86,936	1,358	-	-	86,936	1,358
Special revenues	45,810	$1,476	-	-	45,810	$1,476
Industrial and miscellaneous	3,235,496	74,272	336,988	22,499	3,572,484	96,771
Loan-backed and structured securities	789,977	3,892	163,991	6,911	953,968	10,803
Total bonds	$4,161,867	$81,017	$500,979	$29,410	$4,662,846	$110,427
Common stocks unaffiliated	-	-	9,286	714	9,286	714
Total bonds and unaffiliated stocks	$4,161,867	$81,017	$510,265	$30,124	$4,672,132	$111,141

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

As of December 31, 2022, management evaluated securities in an unrealized loss position for impairment. As of the reporting date, the Company has the intent and ability to hold these securities until the fair value recovers, which may be at maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

There was no intent to sell loan-backed and structured securities that have been identified as having other-than-temporary impairments for the years ended December 31, 2022 and 2021.

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in thousands)	2022	2021
Amortized cost:
Loans with non-specific reserves	$8,314,610	$7,329,113
Loans with specific reserves	182	339
Total amortized cost	$8,314,792	$7,329,452
Valuation allowance:
Non-specific reserves	$54,635	$47,802
Specific reserves	182	210
Total valuation allowance[1]	$54,817	$48,012
Mortgage loans, net of allowance	$8,259,975	$7,281,440

1	Changes in the valuation allowance are due to current period provisions. These changes in the valuation allowance for the years ended December 31, 2022, 2021 and 2020 were immaterial.

As of December 31, 2022 and 2021, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.

The following table summarizes the LTV ratio and DSC ratio of the mortgage loan portfolio, as of the dates indicated:

	LTV ratio			DSC ratio
(in thousands)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than or equal to 1.00	Total
December 31, 2022
Apartment	$3,293,131	$-	$3,293,131	$3,261,276	$31,855	$3,293,131
Industrial	1,765,494	-	1,765,494	1,765,494	-	1,765,494
Office	1,074,867	109,100	1,183,967	1,183,785	182	1,183,967
Retail	1,629,236	28,497	1,657,733	1,645,608	12,125	1,657,733
Other	243,486	77,253	320,739	302,285	18,454	320,739
Total[1]	$8,006,214	$214,850	$8,221,064	$8,158,448	$62,616	$8,221,064
Weighted average DSC ratio	2.18	1.72	2.16	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	60%	84%	60%

December 31, 2021
Apartment	$2,886,862	$15,556	$2,902,418	$2,849,272	$53,146	$2,902,418
Industrial	1,406,821	-	1,406,821	1,406,821		1,406,821
Office	1,067,010	78,500	1,145,510	1,145,171	339	1,145,510
Retail	1,567,580	16,811	1,584,391	1,575,551	8,840	1,584,391
Other	224,277	10,352	234,629	234,629		234,629
Total	$7,152,550	$121,219	$7,273,769	$7,211,444	$62,325	$7,273,769
Weighted average DSC ratio	2.17	1.85	2.16	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	62%	75%	63%

1	Excludes $93,728 and $55,683 of commercial mortgage loans that were under development as of December 31, 2022 and 2021, respectively.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

As of December 31, 2022 and 2021, the Company has a diversified mortgage loan portfolio with no more than 22.0% in a geographic region in the U.S. and no more than 1.0% with any one borrower. The maximum and minimum lending rates for mortgage loans originated or acquired during 2022 and 2021 were 11.0% and 2.8% and 10.5% and 2.4%, respectively. As of December 31, 2022 and 2021, the maximum LTV ratio of any one loan at the time of loan origination was 88.0% and 90.0%, respectively. As of December 31, 2022 and 2021, the Company did not hold mortgage loans with interest 90 days or more past due. Additionally, there were no taxes, assessments or any amounts advanced and not included in the mortgage loan portfolio.

Securities Lending

The fair value of loaned securities was $112,799 and $119,632 as of December 31, 2022 and 2021, respectively. The Company held $94,044 and $80,863 of cash collateral on securities lending in the general account as of December 31, 2022 and 2021, respectively. The carrying value and fair value of reinvested collateral assets was $94,402 and $80,863 and had a contractual maturity of under 30 days as of December 31, 2022 and 2021, respectively. The fair value of bonds acquired with reinvested collateral assets was $96,290 and $82,481 as of December 31, 2022 and 2021, respectively. There are no securities lending transactions that extend beyond one year as of the reporting date. The Company received $21,786 and $41,685 in non-cash collateral at fair value on securities lending as of December 31, 2022 and 2021, respectively.

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,
(in thousands)	2022	(As Adjusted) 2021	(As Adjusted) 2020
Bonds	$1,122,360	$1,010,830	$923,705
Mortgage loans	309,899	281,331	251,910
Policy loans	8,005	7,156	5,865
Derivative instruments[1]	87,563	929,164	18,065
Other	68,313	58,154	18,326
Gross investment income	$1,596,140	$2,286,635	$1,217,871
Investment expenses	(41,586)	(39,449)	(29,355)
Net investment income	$1,554,554	$2,247,186	$1,188,516

1	Includes net investment income applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2, for the years ended December 31, 2022 and 2021.

The amount of investment income due and accrued that was nonadmitted as of December 31, 2022 and 2021 was immaterial.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

	December 31,
(in thousands)	2022	(As Adjusted) 2021	(As Adjusted) 2020
Gross gains on sales	$6,386	$5,985	$9,663
Gross losses on sales	(38,519)	(10,876)	(14,022)
Net realized losses on sales	$(32,133)	$(4,891)	$(4,359)
Net realized derivative (losses) gains[1]	(35)	-	79,893
Other-than-temporary impairments	(10,238)	(542)	(34,759)
Total net realized capital (losses) gains	$(42,406)	$(5,433)	$40,775
Tax (expense) benefit on net (losses) gains	(8,246)	(25,246)	4,324
Net realized capital (losses) gains, net of tax	$(50,652)	$(30,679)	$45,099
Less: Realized losses transferred to the IMR	(12,080)	(5,411)	(855)
Net realized capital (losses) gains, net of tax and transfers to the IMR	$(38,572)	$(25,268)	$45,954

1	Includes impacts to derivative instruments applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2, for the years ended December 31, 2022 and 2021.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

For the year ended December 31, 2022, the gross realized gains and gross realized losses on sales of bonds were $2,251 and $25,647, respectively. For the year ended December 31, 2021, gross realized gains and gross realized losses on sales of bonds were $4,755 and $10,548, respectively. For the year ended December 31, 2020, gross realized gains and gross realized losses on sales of bonds were $6,344 and $13,956, respectively.

The Company did not enter into any material repurchase transactions that would be considered wash sales during the years ended December 31, 2022, 2021 and 2020.

Investment Commitments

The Company had unfunded commitments related to its investment in limited partnerships and limited liability companies totaling $495,162 and $439,410 as of December 31, 2022 and 2021, respectively. As of December 31, 2022 and 2021, there were $162,705 and $62,969 of outstanding commitments to fund mortgage loans, respectively. As of December 31, 2022 and 2021, there was $130,689 and $114,924 of outstanding commitments to purchase bonds, respectively.

(6)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company may use interest rate swaps and futures to reduce or alter interest rate exposure.

Indexed crediting risk management. The Company issues a variety of insurance and annuity products with indexed crediting features that expose the Company to risks related to the performance of an underlying index. To mitigate these risks, the Company enters into a variety of derivatives including index options, total return swaps and futures. The underlying indices can have exposure to equites, commodities and fixed income securities.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2022 and 2021, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The following table summarizes the fair value, carrying value and related notional amounts of derivative instruments, as of the dates indicated:

(in thousands)	Notional amount	Net carrying value	Fair value asset	Fair value liability	Average fair value
December 31, 2022
Cross currency swaps	$1,797,165	$139,480	$220,506	$(6,026)	$1,865
Options	35,782,812	575,131	404,148	(6,533)	61
Total return swaps	226,206	100	113	(14)	25
Futures	341,133	-	-	-	-
Total derivatives[1]	$38,147,316	$714,711	$624,767	$(12,573)	$1,951

December 31, 2021
Cross currency swaps	$1,378,105	$8,460	$68,261	$(8,769)	$676
Options	31,150,617	452,016	1,668,327	(108,235)	283
Interest Rate Swaps	5,000	(89)	-	-	-
Total return swaps	1,634,831	3,698	5,058	(1,360)	1,233
Futures	739,975	-	-	-	-
Total derivatives[1]	$34,908,528	$464,085	$1,741,646	$(118,364)	$2,192
1	Fair value balance excludes immaterial accrued interest on derivative assets for December 31, 2022 and 2021.

The derivative assets subject to master netting agreements were $12,572 and $118,398 as of December 31, 2022 and 2021. The Company received $630,096 and $1,663,819 of cash collateral, respectively, resulting in an immaterial uncollateralized position as of December 31, 2022 and 2021. The derivative liabilities subject to master netting agreements were $12,572 and $118,398 as of December 31, 2022 and 2021. The Company posted immaterial cash collateral, resulting in an immaterial uncollateralized position as of December 31, 2022 and 2021. In addition, the Company posted initial margin on derivative instruments of $17,843 and $36,870 as of December 31, 2022 and 2021, respectively.

The following table summarizes net gains and losses on derivatives programs by type of derivative instrument, as of the dates indicated:

	Net realized (losses) gains recorded in operations			Unrealized gains (losses) recorded in capital and surplus
	December 31,			December 31,
(in thousands)	2022[1]	2021[1]	2020	2022[1]	2021[1]	2020
Options	$-	$-	$3,812	$-	$-	$(332,827)
Cross-currency swaps	(35)	-	826	130,844	64,214	(72,981)
Total return swaps	-	-	21,127	-	-	(1,702)
Futures	-	-	54,128	-	-	(2,918)
Total	$(35)	$-	$79,893	$130,844	$64,214	$(410,428)
1	Includes impacts to derivative instruments applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

(7)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2022:

(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Bonds	$-	$1,283	$-	$1,283
Preferred stocks unaffiliated	-	-	2,540	2,540
Common stocks unaffiliated	7,574	45,042	-	52,616
Derivative assets	-	113	-	113
Separate account assets	2,172,675	-	-	2,172,675
Assets at fair value	$2,180,249	$46,438	$2,540	$2,229,227
Liabilities
Derivative liabilities	$-	$14	$-	$14
Liabilities at fair value	$-	$14	$-	$14

The following table presents the rollforward of Level 3 assets held at fair value during the year ended December 31, 2022:

(in thousands)	Preferred stocks unaffiliated
Balance as of December 31, 2021	$3,017
Net gains (losses):
In operations	50
In surplus	565
Purchases	317
Sales	(1,409)
Balance as of December 31, 2022	$2,540

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The following table summarizes assets and liabilities held at fair value as of December 31, 2021:

(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Bonds	$-	$348	$-	$348
Preferred stocks unaffiliated	-	-	3,017	3,017
Common stocks unaffiliated	9,286	45,228	-	54,514
Derivative assets	-	5,160	-	5,160
Separate account assets	2,558,007	-	-	2,558,007
Assets at fair value	$2,567,293	$50,736	$3,017	$2,621,046
Liabilities
Derivative liabilities	$-	$1,360	$-	$1,360
Liabilities at fair value	$-	$1,360	$-	$1,360

The following table presents the rollforward of Level 3 assets held at fair value during the year ended December 31, 2021:

(in thousands)	Bonds[1]	Preferred stocks unaffiliated[2]	Derivative assets[3]	Assets at fair value
Balance as of December 31, 2020	$168	$-	$1,189,793	$1,189,961
Net gains (losses):
In surplus	-	432	-	432
Purchases	-	528	-	528
Sales	-	(220)	-	(220)
Transfers into Level 3	-	2,277	-	2,277
Transfers out of Level 3	(168)	-	(1,189,793)	(1,189,961)
Balance as of December 31, 2021	$-	$3,017	$-	$3,017
1	Bond transfers out of Level 3 during the year ended December 31, 2021 are due to the changes in observability of pricing inputs.
2	Preferred stock transfers into Level 3 during the year ended December 31, 2021 are primarily related to the Company’s election of SSAP No. 32R.
3	Derivative assets transfers out of Level 3 during the year ended December 31, 2021 are primarily related to the Company’s election of revised OAC 3901-1-67

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair value
(in thousands)	Level 1	Level 2	Level 3	Total fair value	Carrying value
December 31, 2022
Assets
Bonds[1]	$1,284	$23,435,019	$4,384,223	$27,820,526	$31,431,380
Mortgage loans, net of allowance	-	-	7,182,913	7,182,913	8,259,975
Policy loans	-	-	216,001	216,001	216,001
Derivative assets	-	220,506	404,148	624,654	739,427
Cash, cash equivalents and short-term investments	725,785	529,932	-	1,255,717	1,255,717
Separate account assets	19,353	853,437	393,978	1,266,768	1,322,971
Securities lending collateral assets	94,402	-	-	94,402	94,402
Total assets	$840,824	$25,038,894	$12,581,263	$38,460,981	$43,319,873
Liabilities
Investment contracts	$-	$-	$558,613	$558,613	$556,071
Derivative liabilities	-	6,026	6,533	12,559	24,815
Total liabilities	$-	$6,026	$565,146	$571,172	$580,886

(As adjusted)
December 31, 2021
Assets
Bonds[1]	$9,350	$26,232,545	$4,478,866	$30,720,761	$28,431,994
Mortgage loans, net of allowance	-	-	7,395,303	7,395,303	7,281,440
Policy loans	-	-	168,293	168,293	168,293
Derivative assets	-	68,261	1,668,225	1,736,486	557,746
Cash, cash equivalents and short-term investments	539,192	1,743,437	-	2,282,629	2,282,629
Separate account assets	-	233,141	25,362	258,503	258,004
Securities lending collateral assets	80,863	-	-	80,863	80,863
Total assets	$629,405	$28,277,384	$13,736,049	$42,642,838	$39,060,969
Liabilities
Investment contracts	$-	$-	$405,678	$405,678	$405,616
Derivative liabilities	-	8,769	108,236	117,005	97,460
Total liabilities	$-	$8,769	$513,914	$522,683	$503,076

1	Level 3 is primarily composed of industrial and miscellaneous bonds.

Mortgage loans, net of allowance. The fair values of mortgage loans are primarily estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Securities lending collateral assets. These assets are comprised of bonds and short-term investments and the respective fair values are estimated based on the fair value methods described in Note 2.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

(8)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2022
(in thousands)	Ordinary	Capital	Total
Total gross deferred tax assets	$503,966	15,327	519,293
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$503,966	$15,327	$519,293
Less: Deferred tax assets nonadmitted	161,936	-	161,936
Net admitted deferred tax assets	$342,030	$15,327	$357,357
Less: Deferred tax liabilities	195,054	12,472	207,526
Net admitted deferred tax assets	$146,976	$2,855	$149,831

	(As Adjusted) December 31, 2021
(in thousands)	Ordinary	Capital	Total
Total gross deferred tax assets	$504,762	13,084	517,846
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$504,762	$13,084	$517,846
Less: Deferred tax assets nonadmitted	112,692	73	112,765
Net admitted deferred tax assets	$392,070	$13,011	$405,081
Less: Deferred tax liabilities	191,568	7,888	199,456
Net admitted deferred tax assets	$200,502	$5,123	$205,625

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in thousands)	2022	(As Adjusted) 2021	Change
Adjusted gross deferred tax assets	$519,292	$517,846	$1,446
Total deferred tax liabilities	(207,526)	(199,456)	(8,070)
Net deferred tax assets	$311,766	$318,390	$(6,624)
Less: Tax effect of unrealized losses			(9,368)
Less: Tax effect of unrealized postretirement benefits			1,402
Change in deferred income tax			$1,342

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2022
(in thousands)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$4,604	$4,604
Adjusted gross deferred tax assets expected to be realized[1]	143,436	1,791	145,227
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	198,594	8,932	207,526
Admitted deferred tax assets	$342,030	$15,327	$357,357

	(As Adjusted) December 31, 2021
(in thousands)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$4,694	$4,694
Adjusted gross deferred tax assets expected to be realized[1]	200,384	547	200,931
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	191,686	7,770	199,456
Admitted deferred tax assets	$392,070	$13,011	$405,081
1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2022 and 2021, the threshold limitation for adjusted capital and surplus was $463,983 and $361,224, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $3,093,219 and $2,408,159 as of December 31, 2022 and 2021, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 710% and 691% as of December 31, 2022 and 2021, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	December 31, 2022
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	0.00%	0.00%	0.00%

	(As Adjusted) December 31, 2021
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	60.50%	1.02%	61.53%
Net admitted adjusted gross deferred tax assets	0.00%	0.00%	0.00%

The Company did not leverage tax planning strategies for the year ended December 31, 2022. For the year ended December 31, 2021, the Company’s tax planning strategies included the use of affiliated reinsurance.

There were no temporary differences for which deferred tax liabilities were not recognized for the years ended December 31, 2022 and 2021.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in thousands)	2022	(As Adjusted) 2021	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$222,330	$199,042	$23,288
Investments	43,985	115,342	(71,357)
Deferred acquisition costs	219,405	182,077	37,328
Policyholders’ dividends accumulation	86	197	(111)
Fixed assets	10,477	-	10,477
Receivables - nonadmitted	3,243	2,266	977
Net operating loss carry-forward	277	384	(107)
Tax credit carry-forward	242	240	2
Other	3,921	5,214	(1,293)
Subtotal	$503,966	$504,762	$(796)
Nonadmitted	(161,936)	(112,692)	(49,244)
Admitted ordinary deferred tax assets	$342,030	$392,070	$(50,040)
Capital:
Investments	15,327	13,084	2,243
Subtotal	$15,327	$13,084	$2,243
Nonadmitted	-	(73)	73
Admitted capital deferred tax assets	$15,327	$13,011	$2,316
Admitted deferred tax assets	$357,357	$405,081	$(47,724)
Deferred tax liabilities
Ordinary:
Investments	$(12,516)	$(7,708)	$(4,808)
Deferred and uncollected premium	(13,020)	(13,080)	60
Future policy benefits and claims	(18,783)	(25,064)	6,281
Permitted practice trust assets	(146,211)	(141,191)	(5,020)
Other	(4,524)	(4,525)	1
Subtotal	$(195,054)	$(191,568)	$(3,486)
Capital:
Investments	(12,472)	(7,888)	(4,584)
Subtotal	$(12,472)	$(7,888)	$(4,584)
Deferred tax liabilities	$(207,526)	$(199,456)	$(8,070)
Net deferred tax assets	$149,831	$205,625	$(55,794)

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowance has been established as of December 31, 2022 and 2021.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income (loss) before tax as follows, for the years ended:

		December 31,
(in thousands)	2022	(As Adjusted) 2021	(As Adjusted) 2020
Current income tax expense (benefit)	$13,395	$86,718	$(42,221)
Change in deferred income tax (without tax on unrealized gains and losses)	(1,342)	38,373	41,374
Total income tax expense (benefit) reported	$12,053	$125,091	$(847)

Income before income and capital gains taxes	$109,982	$92,769	$59,703
Federal statutory tax rate	21%	21%	21%
Expected income tax expense at statutory tax rate	$23,096	$19,481	$12,538
(Decrease) increase in actual tax reported resulting from:
Initial ceding commission and expense allowance	(7,270)	(7,087)	(6,892)
Dividends received deduction	(1,809)	(1,306)	(787)
Change in tax reserves	(152)	-	-
Deferred tax benefit on nonadmitted assets	1,019	1,373	(3,834)
Tax adjustment for IMR	(1,894)	(566)	363
Tax credits	(937)	(549)	(899)
Disregarded entity adjustment	445	(823)	765
Loss carryback rate differential	-	-	(1,947)
Change in reserve valuation basis	-	115,006	-
Other	(445)	(438)	(154)
Total income tax expense (benefit) reported	$12,053	$125,091	$(847)

The Company incurred $341 and $4,307 in federal income tax expense in 2022 and 2021, respectively, which is available for recoupment in the event of future net losses.

The following table summarizes operating loss or tax credit carry-forwards available as of December 31, 2022:

(in thousands)	Amount	Origination	Expiration
Operating Loss carry-forwards	$1,319	2022	N/A
Business credits	$40	2018	2038
Business credits	$32	2019	2039
Business credits	$27	2020	2040
Business credits	$140	2021	2041
Business credits	$3	2022	2042

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

Nationwide Mutual Insurance Company	Nationwide Corporation
AGMC Reinsurance, Ltd.	Nationwide Financial Assignment Company
Allied Group, Inc.	Nationwide Financial General Agency, Inc.
Allied Holding (Delaware), Inc.	Nationwide Financial Services, Inc.
Allied Insurance Company of America	Nationwide General Insurance Company
Allied Property & Casualty Insurance Company	Nationwide Indemnity Company
Allied Texas Agency, Inc.	Nationwide Insurance Company of America
AMCO Insurance Company	Nationwide Insurance Company of Florida
American Marine Underwriters	Nationwide Investment Services Corporation
Crestbrook Insurance Company	Nationwide Life and Annuity Insurance Company
Depositors Insurance Company	Nationwide Life Insurance Company
DVM Insurance Agency, Inc.	Nationwide Lloyds
Eagle Captive Reinsurance, LLC	Nationwide Property & Casualty Insurance Company
Freedom Specialty Insurance Company	Nationwide Retirement Solutions, Inc.
Harleysville Group Inc.	Nationwide Sales Solutions, Inc.
Harleysville Insurance Co. of New York	Nationwide Trust Company, FSB
Harleysville Insurance Company	NBS Insurance Agency, Inc.
Harleysville Insurance Company of New Jersey	NFS Distributors, Inc.
Harleysville Lake States Insurance Company	Retention Alternatives SAC Ltd.
Harleysville Life Insurance Company	Registered Investment Advisors Services, Inc.
Harleysville Preferred Insurance Company	Scottsdale Indemnity Company
Harleysville Worcester Insurance Company	Scottsdale Insurance Company
Jefferson National Financial Corporation	Scottsdale Surplus Lines Insurance Company
Jefferson National Securities Corporation	THI Holdings (Delaware), Inc.
Lone Star General Agency, Inc.	Titan Insurance Company
National Casualty Company	Titan Insurance Services, Inc.
Nationwide Advantage Mortgage Company	Veterinary Pet Insurance Company
Nationwide Affinity Insurance Company of America	Victoria Fire & Casualty Company
Nationwide Agent Risk Purchasing Group, Inc.	Victoria Select Insurance Company
Nationwide Agribusiness Insurance Company	VPI Services, Inc.
Nationwide Assurance Company
Nationwide Cash Management Company

The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2022 and 2021.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

In August 2022, the Inflation Reduction Act of 2022 (“Act”) was passed by the U.S. Congress and signed into law. The Act includes a new Federal corporate alternative minimum tax (“CAMT”), effective in 2023, that is based on the adjusted financial statement income (“AFSI”) set forth on the applicable financial statement (“AFS”) of an applicable corporation. A corporation is an applicable corporation if its rolling average pre-tax AFSI over three prior years (starting with 2020-2022) is greater than $1,000,000. For a group of related entities, the $1,000,000 threshold is determined on a group basis, and the group’s AFS is generally treated as the AFS for all separate taxpayers in the group. Except under limited circumstances, once a corporation is an applicable corporation, it is an applicable corporation in all future years.

An applicable corporation is not automatically subject to a CAMT liability. The corporation’s tentative CAMT liability is equal to 15% of its adjusted AFSI, and CAMT is payable to the extent the tentative CAMT liability exceeds regular corporate income tax. However, any CAMT paid would be indefinitely available as a credit carryover that could reduce future regular tax in excess of CAMT.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The Company comprises a controlled group of corporations and has determined that it likely will be an applicable corporation in 2023. In making such determination, the group has made certain interpretations of, and assumptions regarding, the CAMT provisions of the Act. The U.S. Treasury Department is expected to issue guidance throughout 2023 that may differ from the group’s interpretations and assumptions and that could alter the group’s determination.

In accordance with INT 22-02: Third Quarter 2022 through First Quarter 2023 Reporting of the Inflation Reduction Act - Corporate Alternative Minimum Tax, the Company did not include an estimate of the impacts of the CAMT because a reasonable estimate cannot be made as of December 31, 2022.

For the year ended December 31, 2022, the Act did not impact the Company’s total tax expense.

(9)	Federal Home Loan Bank Agreements

The Company is a member of the FHLB. Through its membership, the FHLB established the Company’s capacity for short-term borrowings and cash advances under the funding agreement program at up to 50% of total admitted assets.

The Company’s Board of Directors has authorized the issuance of funding agreements up to $4,000,000 to the FHLB, shared between the Company and NLIC, in exchange for cash advances, which are collateralized by pledged securities. The Company uses these funds in an investment spread lending strategy, consistent with its other investment spread operations. As such, the Company will apply SSAP No. 52 – Deposit-Type Contracts accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB for use in general operations would be accounted for consistent with SSAP No. 15 – Debt and Holding Company Obligations, as borrowed money. Membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has $20,000 and $25,000 in membership stock as of December 31, 2022 and 2021, respectively. As part of the agreement, the Company purchased and held an additional $24,750 and $17,978 in activity stock and $291 and $2,250 in excess stock as of December 31, 2022 and 2021, respectively, which is included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s liability for advances from the FHLB was $552,542 and $399,561 as of December 31, 2022 and 2021, respectively, which is included in future policy benefits and claims on the statutory statements of admitted assets, liabilities, capital and surplus. As of February 27, 2023, the Company’s Board of Directors has authorized the issuance of funding agreements up to $6,000,000 to the FHLB, an increase of $2,000,000, shared between the Company and NLIC.

The Company has agreements with the FHLB to provide financing for operations. These agreements, which were renewed in February 2023 and expire February 2, 2024, allow the Company access to borrow up to $1,050,000. As of December 31, 2022 and 2021, the Company had no amounts outstanding under these agreements.

Bonds and mortgage loans with a carrying value of $1,198,987 (2.5% of total admitted assets) as of December 31, 2022 and $502,319 (1.2% of total admitted assets) as of December 31, 2021 were pledged as collateral under FHLB agreements and are included in bonds and mortgage loans on the statutory statements of admitted assets, liabilities, capital and surplus.

(10)	Reinsurance

The Company has an intercompany reinsurance agreement with its wholly owned subsidiary, Olentangy, whereby the Company cedes a block of certain universal life and term life insurance policies on an indemnity coinsurance basis with funds withheld and a block of certain term life insurance policies on a yearly renewable term basis. These policies are ceded to a reinsurance pool that includes Olentangy and UHRL, a Bermuda captive (collectively, “Reinsurance Pool”). The Reinsurance Pool members have joint and several liability under the reinsurance agreement until June 30, 2028 when UHRL exits the Reinsurance Pool and Olentangy becomes solely liable. The Company has recorded an aggregate write-in for gains and losses in surplus, which is being amortized into operations in future periods as earnings emerge from the business reinsured. Amounts ceded to Olentangy under the reinsurance agreement during 2022, 2021 and 2020 included premiums of $65,245, $95,055 and $83,087, respectively, benefits and claims of $81,511, $82,086 and $76,344, respectively, and net investment earnings on funds withheld assets of $49,858, $51,089 and $37,684, respectively. In order for the Company to record a reinsurance reserve credit of $1,864,039 as of December 31, 2022 for the ceded block, the Company is holding assets in funds withheld for the benefit of the Reinsurance Pool with a book adjusted carrying value and fair value of $1,158,328 and $1,041,406, respectively. As of December 31, 2021, the book adjusted carrying value and fair value of the funds withheld assets was $1,143,345 and $1,326,545, respectively. The Reinsurance Pool has also established a trust account for the benefit of the Company which had a fair value of $725,555 and $694,385 as of December 31, 2022 and 2021, respectively.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The Company has entered into a 100% coinsurance agreement with funds withheld with an affiliate, Eagle Captive Reinsurance, LLC (“Eagle”), to cede guaranteed lifetime withdrawal benefit (“GLWB”) rider obligations provided under certain fixed indexed annuity contracts issued and to be issued by NLAIC. While the GLWB contract riders are ceded by NLAIC to Eagle, the base annuity contracts and any non-reinsured risks will be retained by NLAIC. Eagle, a wholly-owned subsidiary of NLIC, is an Ohio domiciled special purpose financial captive insurance company that applies one prescribed practice with multiple applications as provided under the State of Ohio’s captive law which values the assumed GLWB risks from NLAIC using an alternative reserving basis from the Statutory Accounting Principles detailed within the NAIC SAP pursuant to Ohio Revised Code Chapter 3964 and approval by the Department. The Company has recorded an aggregate write-in for gains and losses in surplus, which is being amortized into operations in future periods as earnings emerge from the business reinsured. Amounts ceded to Eagle under the reinsurance agreement during 2022, 2021 and 2020 included premiums of $111,556, $79,709 and $65,501, respectively, and net investment earnings on funds withheld assets of $6,374, $6,894 and $4,894, respectively. As of December 31, 2022 and 2021, the carrying value of the funds withheld assets was $189,849 and $198,829, respectively, which consists of bonds and cash equivalents and equals the amount of Eagle’s assumed GLWB rider reserve obligations calculated using the alternative reserving basis. As of December 31, 2022 and 2021, the Company’s reserve credit for guaranteed benefits ceded was $1,396,123 and $1,224,122, respectively. Amounts payable to Eagle related to the reinsurance agreement was $29,635 and $13,990 as of December 31, 2022 and 2021, respectively.

The Company has an intercompany reinsurance agreement with NLIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are ceded on a modified coinsurance basis. Under modified coinsurance agreements, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under terms of the agreement, NLIC bears the investment risk associated with changes in interest rates. Risk of asset default is retained by the Company, and NLIC pays a fee to the Company for the Company’s retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Amounts ceded to NLIC are included in the Company’s statutory statement of operations for 2022, 2021 and 2020 and include considerations of $10,408, $10,387 and $12,140, respectively, net investment income of $35,069, $42,451 and $45,823, respectively, and benefits, claims and other expenses of $160,865, $146,841 and $170,912, respectively. The reserve adjustment for 2022, 2021 and 2020 of $(161,067), $(151,124) and $(172,331), respectively, represents changes in reserves related to this fixed block of business, offset by investment earnings on the underlying assets. Policy reserves under this agreement totaled $858,947 and $985,116 as of December 31, 2022 and 2021, respectively. Amounts recoverable as of December 31, 2022 and 2021 related to this contract were $14,399 and $8,418, respectively.

The Company has an intercompany reinsurance agreement with NLIC whereby certain variable universal life insurance, whole life insurance and universal life insurance policies are ceded on a modified coinsurance basis. Total policy reserves under this treaty were $32,602 and $35,352 as of December 31, 2022 and 2021, respectively. Total premiums ceded under this treaty were $12,271, $12,302 and $8,424 during 2022, 2021 and 2020, respectively.

The Company has an intercompany reinsurance agreement with NLIC whereby a certain life insurance contract is ceded on a 100% coinsurance basis. Policy reserves ceded under this agreement totaled $155,976 and $154,719 as of December 31, 2022 and 2021, respectively.

The Company has entered into reinsurance contracts to cede a portion of its individual annuity and life insurance business to unrelated reinsurers. Total reserve credits taken as of December 31, 2022 and 2021 were $556,498 and $581,082, respectively. The three largest contracts are with Security Life of Denver Insurance Company (“SLD”), Reinsurance Group of America, Incorporated (“RGA”), and SCOR Global Life Americas Reinsurance Company (“SGLAR”), as of December 31, 2022 and 2021. Total reserve credits taken on these contracts as of December 31, 2022 and 2021 were $176,988 and $179,573, respectively, from SLD, $141,277 and $146,950, respectively, from RGA, and $123,661 and $131,141, respectively, from SGLAR. The ceding of risk does not relieve the Company, as the original insurer, from its primary obligation to the policyholder.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

(11)	Transactions with Affiliates

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space cost sharing arrangements, and agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, several benefit plans sponsored by NMIC are available to Nationwide employees, for which the Company has no legal obligations. Measures used to determine the allocation among companies includes individual employee estimates of time spent, special cost studies, the number of full-time employees and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provided data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. As of January 1, 2022 NSC merged into NNOV8, LLC, a subsidiary of NMIC, and all services going forward were provided by NMIC. For the year ended December 31, 2022, the Company was allocated costs from NMIC totaling $138,113. For the years ended 2021 and 2020, the Company was allocated costs from NMIC and NSC totaling $116,012 and $116,800, respectively.

The Company may underwrite insurance policies for its employees, officers and/or directors. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

Under the enterprise cost sharing agreement, the Company has a cost sharing arrangement with NMIC to occupy office space. For the years ended December 31, 2022, 2021 and 2020, the Company made payments to NMIC of $5,935, $6,074 and $6,834, respectively.

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2022, 2021 and 2020, customer allocations to NFG funds totaled $1,303,151, $1,418,829 and $1,189,776, respectively. For the years ended December 31, 2022, 2021 and 2020, NFG paid the Company $3,636, $3,667 and $3,021, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $529,932 and $1,743,437 as of December 31, 2022 and 2021, respectively. As of December 31, 2022 and 2021, amounts on deposit with NCMC were comprised of $464,249 and $1,655,074, respectively, of cash and cash equivalents, with remaining amounts in short-term investments.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities from the buyer at the original sales price plus interest. As of December 31, 2022 and 2021, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2022 and 2021, there were no outstanding borrowings from affiliated entities at any given time. The amount the Company incurred for interest expense on intercompany repurchase agreements during 2022, 2021 and 2020 were immaterial.

During 2022, 2021 and 2020, the Company received capital contributions of $800,000, $400,000 and $500,000, respectively, from NLIC.

Pursuant to a financial support agreement, NLIC agreed to provide the Company with the minimum capital and surplus required by each state in which the Company does business. This agreement does not constitute NLIC as guarantor of any obligation or indebtedness of the Company or provide any creditor of NLAIC with recourse to or against any of the assets of NLIC.

The contractual obligations under NLAIC’s single premium deferred annuity (“SPDA”) contracts in force and issued before September 1, 1988 are guaranteed by NLIC. Total SPDA contracts affected by this guarantee in force as of December 31, 2022 and 2021 were approximately $6,772 and $7,246, respectively.

During 2022, 2021 and 2020, the Company paid capital contributions of $5,000, $5,000 and $4,000, respectively, to NWSBL. The entire investment in NWSBL was nonadmitted as of December 31, 2022 and 2021. On February 28, 2023, the Company paid an additional capital contribution of $5,000 to NWSBL.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The Company and Nationwide Trust Company, FSB (“NTC”) have entered into an unsecured promissory note whereby NTC can borrow up to $180,000 from the Company for up to 364 days after the date of the agreement with the outstanding balance being reported in short-term investments on the statutory statements of admitted assets, liabilities, capital and surplus. As of December 31, 2021, NTC had an outstanding borrowing of $115,000 at an interest rate of 1-month LIBOR plus 0.80%. Upon maturity in March 2022, the Company executed a $180,000 replacement unsecured promissory note with NTC at an interest rate of 1-month LIBOR plus 0.88% with a maturity date of March 23, 2023. As of December 31, 2022, NTC had an outstanding borrowing of $100,000. Upon maturity on March 23, 2023, the current $100,000 balance was repaid and a $180,000 replacement agreement was entered into with a draw amount of $95,000 at an interest rate of 1-month SOFR plus 0.90% and a maturity date of March 24, 2024. The outstanding borrowing on this note is $95,000 as of the subsequent event date.

The Company had a $550,000 unsecured promissory note and revolving line of credit agreement with NWSBL at an interest rate of 1-month LIBOR plus 1.25% that matured on March 2, 2022. The outstanding balance was $399,500 as of December 31, 2021, which is included in short-term investments on the statutory statements of admitted assets, liabilities, capital and surplus. In March 2022, the Company executed a $550,000 replacement unsecured promissory note and revolving line of credit agreement with NWSBL at an interest rate of 1-month LIBOR plus 1.25% with a maturity date of March 1, 2023. The outstanding balance was $550,000 as of December 31, 2022, which is included in short-term investments on the statutory statements of admitted assets, liabilities, capital and surplus. On March 1, 2023, the current $550,000 balance was repaid and a $550,000 replacement agreement was entered into with a draw amount of $550,000 at an interest rate of 1-month SOFR plus 0.90% and a maturity date of February 28, 2024. The outstanding balance on this note is $550,000 as of the subsequent event date.

On December 22, 2021, the Company and NLIC entered into a short-term loan where the Company borrowed $80,000 from NLIC. The Company repaid the short-term loan in full on January 4, 2022.

The Company utilizes the look-through approach in valuing its investment in Nationwide Real Estate Investors (NLAIC), LLC (“NW REI (NLAIC)”), a subsidiary of NMIC, at $20,646 and $5,316 as of December 31, 2022 and 2021, respectively. NW REI (NLAIC)’s financial statements are not audited, and the Company has limited the value of its investment in NW REI (NLAIC) to the value contained in the audited financial statements of the underlying investments. All liabilities, commitments, contingencies, guarantees or obligations of the NW REI (NLAIC), which are required under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in NW REI (NLAIC), if not already recorded in the financial statements of NW REI (NLAIC).

(12)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

(13)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The State of Ohio insurance laws require insurers to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (i) 10% of statutory-basis capital and surplus as of the prior December 31 or (ii) the statutory-basis net income of the insurer for the prior year. During the years ended 2022, 2021 and 2020, the Company did not pay any dividends to NLIC. The Company’s statutory capital and surplus as of December 31, 2022 was $3,243,050 and statutory net income for 2022 was $97,207. Due to the Company’s unassigned deficit as of December 31, 2022, any dividend paid by the Company in 2023 would require regulatory approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned capital and surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Schedule I     Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2022 (in thousands):

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
Bonds:
U.S. Treasury securities and obligations of U.S. Government corporations	$1,370	$1,284	$1,370
U.S. Government and agencies	16,077	22,056	16,077
Obligations of states and political subdivisions	2,024,267	1,774,934	2,024,267
Foreign governments	243,453	199,692	243,443
Public utilities	3,876,522	3,356,255	3,834,243
All other corporate, mortgage-backed and asset-backed securities	25,401,089	22,467,588	25,313,263
Total fixed maturity securities	$31,562,778	$27,821,809	$31,432,663
Equity securities:
Common stocks:
Industrial, miscellaneous and all other	55,042	52,616	52,616
Nonredeemable preferred stocks	2,540	2,540	2,540
Total equity securities	$57,582	$55,156	$55,156
Mortgage loans[1]	8,314,792		8,259,975
Cash, cash equivalents and short-term investments	1,255,717		1,255,717
Policy loans[2]	216,018		216,001
Other long-term investments[3]	1,882,694		1,882,694
Total invested assets	$43,289,581		$43,102,206
1	Difference from Column B is attributable to valuation allowances on mortgage loans (see Note 5 to the audited statutory financial statements).
2	Difference from Column B is attributable to $17 of policy loans classified as nonadmitted assets.
3

Includes derivatives, securities lending reinvested collateral assets and other invested assets. Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $108,133 are excluded.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Schedule IV    Reinsurance

As of December 31, 2022, 2021 and 2020 and for each of the years then ended (in thousands):

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2022
Life insurance in force	$242,504,936	$(70,213,387)	$-	$172,291,549	-
Life insurance premiums[1]	$2,639,361	$(220,288)	$-	$2,419,073	-

(As Adjusted)
2021
Life insurance in force	$223,340,577	$(68,767,811)	$-	$154,572,766	-
Life insurance premiums[1]	$2,292,950	$(224,065)	$-	$2,068,885	-

(As Adjusted)
2020
Life insurance in force	$203,338,387	$(67,145,122)	$-	$136,193,265	-
Life insurance premiums[1]	$1,803,176	$(197,529)	$-	$1,605,647	-
1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Schedule V    Valuation and Qualifying Accounts

Years ended December 31, 2022, 2021 and 2020 (in thousands):

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts[1]	Deductions	Balance at end of period
2022
Valuation allowances - mortgage loans	$48,012	$6,805	$-	$-	$54,817
Valuation allowances - net deferred tax assets		-	-	-	-

2021
Valuation allowances - mortgage loans	$53,946	$(5,934)	$-	$-	$48,012
Valuation allowances - net deferred tax assets		-	-	-	-

2020
Valuation allowances - mortgage loans	$32,437	$21,509	$-	$-	$53,946
Valuation allowances - net deferred tax assets	-	-	-	-	-
1

Amounts related to net deferred tax assets are recognized through surplus. The net admitted deferred tax balance as of December 31, 2022, 2021 and 2020 was $149,831, $205,625 and $111,060, respectively.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.